First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.7%
13,783	Axon Enterprise, Inc. (a)	$4,323,176
7,633	General Dynamics Corp.	2,191,358
24,568	General Electric Co.	3,975,594
5,645	HEICO Corp.	1,170,773
78,771	Howmet Aerospace, Inc.	5,257,964
10,118	L3Harris Technologies, Inc.	2,165,758
4,740	Lockheed Martin Corp.	2,203,768
2,253	Northrop Grumman Corp.	1,092,773
11,054	RTX Corp.	1,122,202
33,714	Textron, Inc.	2,851,867
3,502	TransDigm Group, Inc.	4,370,601
		30,725,834
	Air Freight & Logistics — 0.8%
17,736	Expeditors International of Washington, Inc.	1,974,194
14,883	FedEx Corp.	3,896,072
21,760	United Parcel Service, Inc., Class B	3,209,165
		9,079,431
	Automobile Components — 0.4%
67,676	Aptiv PLC (a)	4,804,996
	Automobiles — 0.9%
405,899	Ford Motor Co.	4,931,673
118,861	General Motors Co.	5,292,880
		10,224,553
	Banks — 4.3%
85,290	Bank of America Corp.	3,156,583
68,189	Citigroup, Inc.	4,182,031
118,828	Citizens Financial Group, Inc.	4,053,223
86,917	Fifth Third Bancorp	3,168,994
3,297	First Citizens BancShares, Inc., Class A	5,561,248
309,124	Huntington Bancshares, Inc.	4,163,900
26,911	JPMorgan Chase & Co.	5,159,915
136,377	KeyCorp	1,976,103
29,650	M&T Bank Corp.	4,281,164
20,014	PNC Financial Services Group (The), Inc.	3,067,346
204,956	Regions Financial Corp.	3,949,502
72,354	U.S. Bancorp	2,939,743
74,401	Wells Fargo & Co.	4,413,467
		50,073,219
	Beverages — 0.4%
3,968	Constellation Brands, Inc., Class A	1,005,729
105,452	Keurig Dr Pepper, Inc.	3,553,733
		4,559,462
Shares	Description	Value

	Biotechnology — 1.2%
9,999	Biogen, Inc. (a)	$2,147,985
58,871	Gilead Sciences, Inc.	3,838,389
56,770	Incyte Corp. (a)	2,954,879
15,633	Neurocrine Biosciences, Inc. (a)	2,150,163
2,240	Regeneron Pharmaceuticals, Inc. (a)	1,995,078
2,578	Vertex Pharmaceuticals, Inc. (a)	1,012,664
		14,099,158
	Broadline Retail — 1.0%
23,905	Amazon.com, Inc. (a)	4,183,375
121,199	Coupang, Inc. (a)	2,726,977
102,129	eBay, Inc.	5,263,729
		12,174,081
	Building Products — 2.3%
20,678	Builders FirstSource, Inc. (a)	3,780,352
8,253	Carlisle Cos., Inc.	3,204,227
33,008	Johnson Controls International PLC	2,147,831
6,617	Lennox International, Inc.	3,066,450
54,670	Masco Corp.	3,742,162
32,316	Owens Corning	5,435,874
17,957	Trane Technologies PLC	5,698,474
		27,075,370
	Capital Markets — 3.6%
24,321	Ares Management Corp., Class A	3,236,882
93,550	Bank of New York Mellon (The) Corp.	5,284,640
1,293	BlackRock, Inc.	975,750
5,868	Cboe Global Markets, Inc.	1,062,988
153,407	Franklin Resources, Inc.	3,503,816
7,742	Goldman Sachs Group (The), Inc.	3,303,589
53,592	KKR & Co., Inc.	4,987,807
12,241	LPL Financial Holdings, Inc.	3,294,420
2,744	Moody’s Corp.	1,016,186
22,898	Morgan Stanley	2,080,054
36,373	Northern Trust Corp.	2,996,771
16,788	Raymond James Financial, Inc.	2,048,136
41,829	State Street Corp.	3,032,184
44,212	T. Rowe Price Group, Inc.	4,844,309
		41,667,532
	Chemicals — 3.1%
13,350	Air Products and Chemicals, Inc.	3,155,139
31,365	Celanese Corp.	4,817,978
64,780	CF Industries Holdings, Inc.	5,115,677
18,694	Corteva, Inc.	1,011,906
37,219	Dow, Inc.	2,117,761
28,122	DuPont de Nemours, Inc.	2,038,845
14,007	Ecolab, Inc.	3,167,683
2,322	Linde PLC	1,023,909

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
42,162	LyondellBasell Industries N.V., Class A	$4,214,935
7,440	PPG Industries, Inc.	959,760
18,127	RPM International, Inc.	1,937,958
9,312	Sherwin-Williams (The) Co.	2,789,968
21,167	Westlake Corp.	3,119,169
		35,470,688
	Commercial Services & Supplies — 1.2%
4,707	Cintas Corp.	3,098,806
55,840	Copart, Inc. (a)	3,032,670
16,895	Republic Services, Inc.	3,238,772
23,300	Rollins, Inc.	1,038,248
15,174	Waste Management, Inc.	3,156,496
		13,564,992
	Communications Equipment — 0.9%
14,870	Arista Networks, Inc. (a)	3,815,047
86,400	Cisco Systems, Inc.	4,059,072
6,073	Motorola Solutions, Inc.	2,059,658
		9,933,777
	Construction & Engineering — 0.5%
20,747	Quanta Services, Inc.	5,364,344
	Construction Materials — 0.7%
7,023	Martin Marietta Materials, Inc.	4,122,992
15,801	Vulcan Materials Co.	4,070,812
		8,193,804
	Consumer Finance — 0.7%
28,963	Capital One Financial Corp.	4,154,163
100,007	Synchrony Financial	4,398,308
		8,552,471
	Consumer Staples Distribution & Retail — 1.1%
5,886	Costco Wholesale Corp.	4,254,989
13,817	Dollar General Corp.	1,923,188
56,611	Kroger (The) Co.	3,135,117
13,281	Sysco Corp.	987,044
12,166	Target Corp.	1,958,483
17,917	Walmart, Inc.	1,063,374
		13,322,195
	Containers & Packaging — 0.3%
16,005	Ball Corp.	1,113,468
17,041	Packaging Corp. of America	2,947,752
		4,061,220
	Distributors — 0.7%
20,876	Genuine Parts Co.	3,281,916
Shares	Description	Value

	Distributors (Continued)
80,739	LKQ Corp.	$3,482,273
2,672	Pool Corp.	968,680
		7,732,869
	Diversified REITs — 0.4%
76,404	WP Carey, Inc.	4,189,995
	Diversified Telecommunication Services — 0.8%
306,270	AT&T, Inc.	5,172,901
102,772	Verizon Communications, Inc.	4,058,466
		9,231,367
	Electric Utilities — 3.5%
37,564	American Electric Power Co., Inc.	3,231,631
23,329	Constellation Energy Corp.	4,337,794
33,443	Duke Energy Corp.	3,286,109
45,725	Edison International	3,249,218
51,007	Entergy Corp.	5,440,917
114,780	Exelon Corp.	4,313,432
83,744	FirstEnergy Corp.	3,210,745
50,605	NextEra Energy, Inc.	3,389,017
257,296	PG&E Corp.	4,402,335
39,160	PPL Corp.	1,075,334
80,229	Xcel Energy, Inc.	4,310,704
		40,247,236
	Electrical Equipment — 1.4%
5,894	AMETEK, Inc.	1,029,446
17,240	Eaton Corp. PLC	5,486,803
10,391	Hubbell, Inc.	3,850,073
66,002	Vertiv Holdings Co., Class A	6,138,186
		16,504,508
	Electronic Equipment, Instruments & Components — 1.3%
18,693	Amphenol Corp., Class A	2,257,554
65,417	Corning, Inc.	2,183,619
24,144	Jabil, Inc.	2,833,540
37,114	TE Connectivity Ltd.	5,250,889
7,532	Teledyne Technologies, Inc. (a)	2,873,307
		15,398,909
	Energy Equipment & Services — 0.9%
128,725	Baker Hughes Co.	4,199,009
136,741	Halliburton Co.	5,123,685
19,670	Schlumberger N.V.	933,932
		10,256,626
	Entertainment — 1.0%
50,963	Live Nation Entertainment, Inc. (a)	4,531,120

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
7,100	Netflix, Inc. (a)	$3,909,544
493,961	Warner Bros Discovery, Inc. (a)	3,635,553
		12,076,217
	Financial Services — 2.4%
47,935	Apollo Global Management, Inc.	5,195,195
12,819	Berkshire Hathaway, Inc., Class B (a)	5,085,682
75,048	Corebridge Financial, Inc. (b)	1,993,275
6,987	Corpay, Inc. (a)	2,111,052
26,982	Fiserv, Inc. (a)	4,119,342
24,197	Global Payments, Inc.	2,970,666
4,478	Mastercard, Inc., Class A	2,020,473
48,279	PayPal Holdings, Inc. (a)	3,279,110
3,862	Visa, Inc., Class A	1,037,372
		27,812,167
	Food Products — 3.3%
85,820	Archer-Daniels-Midland Co.	5,034,201
52,578	Bunge Global S.A.	5,350,337
72,761	Campbell Soup Co.	3,325,905
145,489	Conagra Brands, Inc.	4,478,151
46,223	General Mills, Inc.	3,256,873
11,086	Hershey (The) Co.	2,149,797
92,698	Hormel Foods Corp.	3,296,341
18,818	Kellanova	1,088,810
116,865	Kraft Heinz (The) Co.	4,512,158
10,120	Lamb Weston Holdings, Inc.	843,401
14,037	McCormick & Co., Inc.	1,067,654
46,202	Mondelez International, Inc., Class A	3,323,772
		37,727,400
	Gas Utilities — 0.4%
36,277	Atmos Energy Corp.	4,277,058
	Ground Transportation — 1.1%
29,082	CSX Corp.	966,104
16,233	J.B. Hunt Transport Services, Inc.	2,638,999
4,231	Norfolk Southern Corp.	974,484
70,014	Uber Technologies, Inc. (a)	4,639,828
64,672	U-Haul Holding Co.	3,965,687
		13,185,102
	Health Care Equipment & Supplies — 2.0%
9,485	Abbott Laboratories	1,005,125
47,221	Boston Scientific Corp. (a)	3,393,773
15,546	Dexcom, Inc. (a)	1,980,405
33,846	Edwards Lifesciences Corp. (a)	2,865,741
11,860	GE HealthCare Technologies, Inc.	904,206
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
13,830	Hologic, Inc. (a)	$1,047,899
8,104	Intuitive Surgical, Inc. (a)	3,003,505
24,741	Medtronic PLC	1,985,218
5,445	ResMed, Inc.	1,165,176
4,795	STERIS PLC	980,865
6,025	Stryker Corp.	2,027,413
24,505	Zimmer Biomet Holdings, Inc.	2,947,461
		23,306,787
	Health Care Providers & Services — 2.4%
54,948	Centene Corp. (a)	4,014,501
8,905	Cigna Group (The)	3,179,441
67,582	CVS Health Corp.	4,575,977
4,158	Elevance Health, Inc.	2,197,836
3,233	HCA Healthcare, Inc.	1,001,648
9,328	Humana, Inc.	2,817,896
9,871	Laboratory Corp. of America Holdings	1,987,723
5,249	Molina Healthcare, Inc. (a)	1,795,683
32,396	Quest Diagnostics, Inc.	4,476,479
4,359	UnitedHealth Group, Inc.	2,108,448
		28,155,632
	Health Care REITs — 0.2%
49,521	Ventas, Inc.	2,192,790
	Health Care Technology — 0.1%
4,654	Veeva Systems, Inc., Class A (a)	924,098
	Hotel & Resort REITs — 0.2%
104,261	Host Hotels & Resorts, Inc.	1,967,405
	Hotels, Restaurants & Leisure — 4.0%
13,071	Airbnb, Inc., Class A (a)	2,072,668
595	Booking Holdings, Inc.	2,053,958
197,933	Carnival Corp. (a)	2,933,367
1,483	Chipotle Mexican Grill, Inc. (a)	4,685,687
6,450	Darden Restaurants, Inc.	989,494
6,508	Domino’s Pizza, Inc.	3,444,489
39,140	DoorDash, Inc., Class A (a)	5,059,236
118,704	DraftKings, Inc., Class A (a)	4,933,338
23,479	Expedia Group, Inc. (a)	3,160,978
20,215	Hilton Worldwide Holdings, Inc.	3,988,015
20,852	Las Vegas Sands Corp.	924,995
17,091	Marriott International, Inc., Class A	4,035,698
68,506	MGM Resorts International (a)	2,701,877
38,777	Royal Caribbean Cruises Ltd. (a)	5,414,433
		46,398,233
	Household Durables — 1.7%
32,758	D.R. Horton, Inc.	4,667,687

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
21,725	Garmin Ltd.	$3,138,611
31,343	Lennar Corp., Class A	4,752,226
266	NVR, Inc. (a)	1,978,734
44,689	PulteGroup, Inc.	4,979,248
		19,516,506
	Household Products — 0.5%
10,336	Church & Dwight Co., Inc.	1,115,151
23,943	Colgate-Palmolive Co.	2,200,841
8,335	Kimberly-Clark Corp.	1,137,977
6,645	Procter & Gamble (The) Co.	1,084,464
		5,538,433
	Independent Power and Renewable Electricity Producers — 0.5%
77,392	Vistra Corp.	5,869,409
	Insurance — 5.1%
37,668	Aflac, Inc.	3,150,928
55,166	American International Group, Inc.	4,154,551
3,231	Aon PLC, Class A	911,174
58,312	Arch Capital Group Ltd. (a)	5,454,504
4,311	Arthur J. Gallagher & Co.	1,011,749
49,261	Brown & Brown, Inc.	4,016,742
16,641	Chubb Ltd.	4,137,618
43,411	Cincinnati Financial Corp.	5,022,219
10,738	Erie Indemnity Co., Class A	4,109,003
13,561	Everest Group Ltd.	4,968,886
40,605	Fidelity National Financial, Inc.	2,009,947
41,846	Hartford Financial Services Group (The), Inc.	4,054,459
55,080	Loews Corp.	4,139,262
3,544	Markel Group, Inc. (a)	5,168,570
5,234	Marsh & McLennan Cos., Inc.	1,043,817
18,366	Prudential Financial, Inc.	2,029,076
9,370	Travelers (The) Cos., Inc.	1,987,939
24,379	W.R. Berkley Corp.	1,876,452
		59,246,896
	Interactive Media & Services — 0.7%
14,287	Alphabet, Inc., Class A (a)	2,325,638
11,102	Meta Platforms, Inc., Class A	4,775,747
31,096	Pinterest, Inc., Class A (a)	1,040,161
		8,141,546
	IT Services — 1.9%
44,535	Cloudflare, Inc., Class A (a)	3,892,359
73,549	Cognizant Technology Solutions Corp., Class A	4,830,698
3,904	EPAM Systems, Inc. (a)	918,455
Shares	Description	Value

	IT Services (Continued)
4,525	Gartner, Inc. (a)	$1,866,970
36,336	GoDaddy, Inc., Class A (a)	4,446,800
16,937	International Business Machines Corp.	2,814,929
3,006	MongoDB, Inc. (a)	1,097,731
20,610	Okta, Inc. (a)	1,916,318
		21,784,260
	Life Sciences Tools & Services — 0.7%
4,317	Danaher Corp.	1,064,658
8,526	IQVIA Holdings, Inc. (a)	1,976,071
41,068	Revvity, Inc.	4,208,238
1,854	Thermo Fisher Scientific, Inc.	1,054,407
		8,303,374
	Machinery — 3.9%
14,711	Caterpillar, Inc.	4,921,859
10,498	Deere & Co.	4,109,022
12,168	Dover Corp.	2,181,723
12,534	Fortive Corp.	943,434
11,535	Graco, Inc.	925,107
4,418	IDEX Corp.	973,992
56,770	Ingersoll Rand, Inc.	5,297,777
16,881	Lincoln Electric Holdings, Inc.	3,705,886
3,927	Nordson Corp.	1,013,912
21,720	Otis Worldwide Corp.	1,980,864
43,508	PACCAR, Inc.	4,616,634
5,819	Parker-Hannifin Corp.	3,170,831
14,558	Snap-on, Inc.	3,900,962
29,601	Westinghouse Air Brake Technologies Corp.	4,768,129
16,684	Xylem, Inc.	2,180,599
		44,690,731
	Media — 1.8%
11,129	Charter Communications, Inc., Class A (a)	2,848,356
124,345	Comcast Corp., Class A	4,738,788
68,953	Fox Corp., Class A	2,138,232
132,157	Interpublic Group of (The) Cos., Inc.	4,022,859
123,537	News Corp., Class A	2,940,181
22,283	Omnicom Group, Inc.	2,068,754
24,663	Trade Desk (The), Inc., Class A (a)	2,043,330
		20,800,500
	Metals & Mining — 1.3%
22,927	Freeport-McMoRan, Inc.	1,144,974
27,238	Nucor Corp.	4,590,420
16,130	Reliance, Inc.	4,592,534
36,364	Steel Dynamics, Inc.	4,731,684
		15,059,612

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities — 3.3%
58,306	Ameren Corp.	$4,307,064
151,361	CenterPoint Energy, Inc.	4,410,660
53,599	CMS Energy Corp.	3,248,635
59,359	Consolidated Edison, Inc.	5,603,490
87,666	Dominion Energy, Inc.	4,469,213
38,454	DTE Energy Co.	4,242,245
64,574	Public Service Enterprise Group, Inc.	4,460,772
60,035	Sempra	4,300,307
39,384	WEC Energy Group, Inc.	3,254,694
		38,297,080
	Office REITs — 0.1%
8,363	Alexandria Real Estate Equities, Inc.	969,021
	Oil, Gas & Consumable Fuels — 7.4%
33,422	Cheniere Energy, Inc.	5,274,660
34,173	Chevron Corp.	5,511,080
42,351	ConocoPhillips	5,320,133
193,340	Coterra Energy, Inc.	5,289,782
107,420	Devon Energy Corp.	5,497,756
27,200	Diamondback Energy, Inc.	5,470,736
42,166	EOG Resources, Inc.	5,571,394
145,409	EQT Corp.	5,829,447
46,373	Exxon Mobil Corp.	5,484,535
235,130	Kinder Morgan, Inc.	4,298,176
190,203	Marathon Oil Corp.	5,106,950
26,752	Marathon Petroleum Corp.	4,861,373
82,941	Occidental Petroleum Corp.	5,485,718
53,788	ONEOK, Inc.	4,255,706
33,001	Phillips 66	4,726,073
9,627	Targa Resources Corp.	1,098,056
31,580	Valero Energy Corp.	5,048,695
27,665	Williams (The) Cos., Inc.	1,061,229
		85,191,499
	Passenger Airlines — 1.2%
112,603	Delta Air Lines, Inc.	5,638,032
110,798	Southwest Airlines Co.	2,874,100
112,580	United Airlines Holdings, Inc. (a)	5,793,367
		14,305,499
	Personal Care Products — 0.1%
50,237	Kenvue, Inc.	945,460
	Pharmaceuticals — 1.4%
99,397	Bristol-Myers Squibb Co.	4,367,504
5,542	Eli Lilly & Co.	4,328,856
13,629	Johnson & Johnson	1,970,617
Shares	Description	Value

	Pharmaceuticals (Continued)
38,849	Pfizer, Inc.	$995,312
361,162	Viatris, Inc.	4,178,644
		15,840,933
	Professional Services — 1.1%
36,314	Booz Allen Hamilton Holding Corp.	5,362,489
8,059	Equifax, Inc.	1,774,511
14,026	Jacobs Solutions, Inc.	2,013,152
50,244	SS&C Technologies Holdings, Inc.	3,109,601
13,510	TransUnion	986,230
		13,245,983
	Real Estate Management & Development — 0.2%
11,087	CBRE Group, Inc., Class A (a)	963,349
11,160	CoStar Group, Inc. (a)	1,021,475
		1,984,824
	Residential REITs — 0.6%
51,247	Equity Residential	3,300,307
30,274	Invitation Homes, Inc.	1,035,371
24,581	Mid-America Apartment Communities, Inc.	3,195,530
		7,531,208
	Retail REITs — 0.5%
219,901	Kimco Realty Corp.	4,096,756
13,778	Simon Property Group, Inc.	1,936,222
		6,032,978
	Semiconductors & Semiconductor Equipment — 3.4%
17,920	Advanced Micro Devices, Inc. (a)	2,838,170
20,911	Applied Materials, Inc.	4,153,970
2,440	Broadcom, Inc.	3,172,659
30,684	Entegris, Inc.	4,078,517
48,816	Intel Corp.	1,487,423
4,629	KLA Corp.	3,190,723
4,439	Lam Research Corp.	3,970,286
15,210	Marvell Technology, Inc.	1,002,491
1,592	Monolithic Power Systems, Inc.	1,065,573
5,967	NVIDIA Corp.	5,155,607
4,351	NXP Semiconductors N.V.	1,114,683
12,736	QUALCOMM, Inc.	2,112,266
49,764	Skyworks Solutions, Inc.	5,304,345
9,555	Teradyne, Inc.	1,111,438
		39,758,151
	Software — 4.3%
4,139	Autodesk, Inc. (a)	880,986
6,927	Cadence Design Systems, Inc. (a)	1,909,289

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
16,813	Crowdstrike Holdings, Inc., Class A (a)	$4,918,475
17,445	Datadog, Inc., Class A (a)	2,189,347
1,726	Fair Isaac Corp. (a)	1,956,128
15,783	Fortinet, Inc. (a)	997,170
96,256	Gen Digital, Inc.	1,938,596
3,441	HubSpot, Inc. (a)	2,081,358
1,659	Intuit, Inc.	1,037,904
12,925	Manhattan Associates, Inc. (a)	2,663,325
5,125	Microsoft Corp.	1,995,316
87,336	Nutanix, Inc., Class A (a)	5,301,295
17,165	Oracle Corp.	1,952,519
187,409	Palantir Technologies, Inc., Class A (a)	4,117,376
3,795	Palo Alto Networks, Inc. (a)	1,103,927
11,411	PTC, Inc. (a)	2,024,768
1,922	Roper Technologies, Inc.	983,026
10,738	Salesforce, Inc.	2,887,878
4,243	ServiceNow, Inc. (a)	2,941,799
3,774	Synopsys, Inc. (a)	2,002,447
3,953	Workday, Inc., Class A (a)	967,418
32,983	Zoom Video Communications, Inc., Class A (a)	2,015,261
5,596	Zscaler, Inc. (a)	967,772
		49,833,380
	Specialized REITs — 0.5%
7,483	Digital Realty Trust, Inc.	1,038,491
40,321	Iron Mountain, Inc.	3,125,684
60,043	Weyerhaeuser Co.	1,811,497
		5,975,672
	Specialty Retail — 1.8%
1,026	AutoZone, Inc. (a)	3,033,267
39,427	Best Buy Co., Inc.	2,903,404
5,620	Home Depot (The), Inc.	1,878,317
8,463	Lowe’s Cos., Inc.	1,929,479
2,864	O’Reilly Automotive, Inc. (a)	2,901,977
22,037	Ross Stores, Inc.	2,854,893
21,259	TJX (The) Cos., Inc.	2,000,259
4,118	Tractor Supply Co.	1,124,544
4,123	Ulta Beauty, Inc. (a)	1,669,155
		20,295,295
	Technology Hardware, Storage & Peripherals — 1.8%
304,024	Hewlett Packard Enterprise Co.	5,168,408
71,349	HP, Inc.	2,004,193
30,810	NetApp, Inc.	3,149,090
82,943	Pure Storage, Inc., Class A (a)	4,180,327
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
23,172	Seagate Technology Holdings PLC	$1,990,707
5,336	Super Micro Computer, Inc. (a)	4,582,557
		21,075,282
	Textiles, Apparel & Luxury Goods — 0.5%
5,728	Deckers Outdoor Corp. (a)	4,688,196
11,471	NIKE, Inc., Class B	1,058,315
		5,746,511
	Trading Companies & Distributors — 1.1%
41,927	Fastenal Co.	2,848,520
7,474	United Rentals, Inc.	4,992,557
4,239	W.W. Grainger, Inc.	3,905,603
2,496	Watsco, Inc.	1,117,509
		12,864,189
	Water Utilities — 0.2%
17,643	American Water Works Co., Inc.	2,158,092
	Wireless Telecommunication Services — 0.1%
6,605	T-Mobile US, Inc.	1,084,343
	Total Common Stocks	1,156,618,193
	(Cost $1,008,669,307)
MONEY MARKET FUNDS — 0.3%
1,940,715	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	1,940,715
1,115,767	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	1,115,767
	Total Money Market Funds	3,056,482
	(Cost $3,056,482)

	Total Investments — 100.2%	1,159,674,675
	(Cost $1,011,725,789)
	Net Other Assets and Liabilities — (0.2)%	(1,833,174)
	Net Assets — 100.0%	$1,157,841,501

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,877,792 and the total value of the collateral held by the Fund is $1,940,715.

(c)	Rate shown reflects yield as of April 30, 2024.
(d)	This security serves as collateral for securities on loan.

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,156,618,193	$ 1,156,618,193	$ —	$ —
Money Market Funds	3,056,482	3,056,482	—	—
Total Investments	$1,159,674,675	$1,159,674,675	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.9%
23,417	AeroVironment, Inc. (a)	$3,741,802
34,978	BWX Technologies, Inc.	3,349,843
10,519	Curtiss-Wright Corp.	2,665,725
12,317	Hexcel Corp.	790,875
9,236	Huntington Ingalls Industries, Inc.	2,557,725
40,621	Leonardo DRS, Inc. (a)	874,164
22,482	Moog, Inc., Class A	3,576,212
23,289	Woodward, Inc.	3,781,202
		21,337,548
	Air Freight & Logistics — 0.2%
11,786	C.H. Robinson Worldwide, Inc.	836,806
33,383	GXO Logistics, Inc. (a)	1,657,800
		2,494,606
	Automobile Components — 1.2%
103,320	BorgWarner, Inc.	3,385,796
49,687	Gentex Corp.	1,704,264
130,711	Goodyear Tire & Rubber (The) Co. (a)	1,563,304
24,774	Lear Corp.	3,118,303
47,135	Modine Manufacturing Co. (a)	4,366,115
		14,137,782
	Automobiles — 0.5%
82,061	Harley-Davidson, Inc.	2,822,078
22,942	Thor Industries, Inc.	2,280,893
		5,102,971
	Banks — 6.2%
55,643	Ameris Bancorp	2,641,930
78,955	Bank OZK	3,525,341
29,261	BOK Financial Corp.	2,596,329
123,771	Cadence Bank	3,424,744
185,495	Columbia Banking System, Inc.	3,489,161
48,953	Comerica, Inc.	2,455,972
16,867	Commerce Bancshares, Inc.	922,288
15,943	Cullen/Frost Bankers, Inc.	1,663,493
34,028	East West Bancorp, Inc.	2,534,746
190,922	F.N.B. Corp.	2,546,899
233,073	First Horizon Corp.	3,477,449
22,278	Glacier Bancorp, Inc.	806,018
58,471	Hancock Whitney Corp.	2,653,999
109,565	Home BancShares, Inc.	2,594,499
278,676	New York Community Bancorp, Inc.	738,491
206,165	Old National Bancorp	3,409,969
31,347	Pinnacle Financial Partners, Inc.	2,404,315
30,560	Popular, Inc.	2,597,294
40,925	Prosperity Bancshares, Inc.	2,536,122
Shares	Description	Value

	Banks (Continued)
27,045	ServisFirst Bancshares, Inc.	$1,594,573
31,660	SouthState Corp.	2,396,662
67,199	Synovus Financial Corp.	2,405,052
20,631	UMB Financial Corp.	1,643,465
75,218	United Bankshares, Inc.	2,441,576
450,922	Valley National Bancorp	3,160,963
53,022	Webster Financial Corp.	2,323,954
41,937	Western Alliance Bancorp	2,383,280
25,787	Wintrust Financial Corp.	2,492,056
62,027	Zions Bancorp N.A.	2,529,461
		70,390,101
	Beverages — 0.8%
54,108	Celsius Holdings, Inc. (a)	3,856,277
3,180	Coca-Cola Consolidated, Inc.	2,626,680
53,374	Molson Coors Beverage Co., Class B	3,056,195
		9,539,152
	Biotechnology — 1.8%
33,149	Alkermes PLC (a)	813,477
15,267	Apellis Pharmaceuticals, Inc. (a)	674,649
28,377	Blueprint Medicines Corp. (a)	2,591,955
12,798	Cytokinetics, Inc. (a)	784,773
37,813	Exelixis, Inc. (a)	887,093
22,059	Halozyme Therapeutics, Inc. (a)	840,448
33,074	Insmed, Inc. (a)	817,589
49,056	Natera, Inc. (a)	4,556,321
27,842	REVOLUTION Medicines, Inc. (a)	1,037,950
85,136	Roivant Sciences Ltd. (a)	927,982
6,932	Sarepta Therapeutics, Inc. (a)	878,007
19,218	Ultragenyx Pharmaceutical, Inc. (a)	817,534
19,532	United Therapeutics Corp. (a)	4,576,934
		20,204,712
	Broadline Retail — 0.7%
7,609	Dillard’s, Inc., Class A	3,332,666
134,668	Macy’s, Inc.	2,481,931
22,556	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,649,746
		7,464,343
	Building Products — 2.4%
20,060	A.O. Smith Corp.	1,661,770
40,743	AAON, Inc.	3,833,509
15,630	Advanced Drainage Systems, Inc.	2,453,910
13,323	Allegion PLC	1,619,544
28,896	Armstrong World Industries, Inc.	3,319,573
89,342	AZEK (The) Co., Inc. (a)	4,077,569
10,598	Fortune Brands Innovations, Inc.	774,714
8,746	Simpson Manufacturing Co., Inc.	1,520,842
26,988	Trex Co., Inc. (a)	2,389,787

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
29,180	UFP Industries, Inc.	$3,288,586
80,429	Zurn Elkay Water Solutions Corp.	2,515,819
		27,455,623
	Capital Markets — 2.4%
26,792	Affiliated Managers Group, Inc.	4,182,231
190,315	Blue Owl Capital, Inc.	3,595,050
4,659	Evercore, Inc., Class A	845,608
7,958	Hamilton Lane, Inc., Class A	889,068
6,999	Houlihan Lokey, Inc.	892,303
32,131	Interactive Brokers Group, Inc., Class A	3,698,921
54,088	Invesco Ltd.	766,427
20,348	Jefferies Financial Group, Inc.	876,185
5,820	Morningstar, Inc.	1,645,023
222,883	Robinhood Markets, Inc., Class A (a)	3,675,341
37,441	SEI Investments Co.	2,469,234
22,959	Stifel Financial Corp.	1,834,883
17,228	Tradeweb Markets, Inc., Class A	1,752,260
		27,122,534
	Chemicals — 2.7%
27,647	Ashland, Inc.	2,635,588
41,353	Avient Corp.	1,754,194
52,186	Axalta Coating Systems Ltd. (a)	1,640,728
5,792	Balchem Corp.	818,873
19,465	Cabot Corp.	1,775,792
35,816	Eastman Chemical Co.	3,382,463
35,921	Element Solutions, Inc.	830,853
70,435	FMC Corp.	4,156,369
22,507	H.B. Fuller Co.	1,681,498
68,946	Huntsman Corp.	1,645,051
138,222	Mosaic (The) Co.	4,338,789
4,242	NewMarket Corp.	2,235,195
45,782	Olin Corp.	2,393,483
4,373	Quaker Chemical Corp.	815,696
		30,104,572
	Commercial Services & Supplies — 1.1%
38,854	Brink’s (The) Co.	3,398,171
18,151	Casella Waste Systems, Inc., Class A (a)	1,640,850
13,374	Clean Harbors, Inc. (a)	2,533,704
13,906	MSA Safety, Inc.	2,508,643
14,575	Tetra Tech, Inc.	2,838,044
		12,919,412
Shares	Description	Value

	Communications Equipment — 0.2%
36,291	Ciena Corp. (a)	$1,677,733
4,733	F5, Inc. (a)	782,412
		2,460,145
	Construction & Engineering — 1.8%
91,401	API Group Corp. (a)	3,525,336
20,902	Arcosa, Inc.	1,588,970
14,121	Comfort Systems USA, Inc.	4,369,179
12,811	EMCOR Group, Inc.	4,575,705
9,623	MasTec, Inc. (a)	853,464
142,433	MDU Resources Group, Inc.	3,518,095
3,932	Valmont Industries, Inc.	805,274
19,298	WillScot Mobile Mini Holdings Corp. (a)	713,254
		19,949,277
	Construction Materials — 0.5%
16,510	Eagle Materials, Inc.	4,139,222
40,266	Summit Materials, Inc., Class A (a)	1,566,347
		5,705,569
	Consumer Finance — 1.1%
88,429	Ally Financial, Inc.	3,391,252
1,626	Credit Acceptance Corp. (a)	835,309
28,142	FirstCash Holdings, Inc.	3,179,483
52,691	OneMain Holdings, Inc.	2,745,728
82,362	SLM Corp.	1,745,251
122,923	SoFi Technologies, Inc. (a) (b)	833,418
		12,730,441
	Consumer Staples Distribution & Retail — 1.1%
11,863	BJ’s Wholesale Club Holdings, Inc. (a)	885,929
8,453	Casey’s General Stores, Inc.	2,701,410
36,066	Performance Food Group Co. (a)	2,448,160
69,583	Sprouts Farmers Market, Inc. (a)	4,594,565
33,254	US Foods Holding Corp. (a)	1,671,014
		12,301,078
	Containers & Packaging — 1.6%
12,473	AptarGroup, Inc.	1,800,852
59,348	Berry Global Group, Inc.	3,361,471
22,642	Crown Holdings, Inc.	1,858,229
92,256	Graphic Packaging Holding Co.	2,384,817
68,991	International Paper Co.	2,410,545
24,121	Sealed Air Corp.	759,329
55,436	Silgan Holdings, Inc.	2,586,644
62,056	Sonoco Products Co.	3,478,239
		18,640,126

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services — 0.9%
534,126	ADT, Inc.	$3,471,819
31,663	Bright Horizons Family Solutions, Inc. (a)	3,283,770
8,136	Duolingo, Inc. (a)	1,836,702
6,587	Grand Canyon Education, Inc. (a)	856,442
12,091	Service Corp. International	867,045
		10,315,778
	Diversified REITs — 0.1%
33,659	Essential Properties Realty Trust, Inc.	886,578
	Diversified Telecommunication Services — 0.4%
13,735	Cogent Communications Holdings, Inc.	881,513
146,502	Frontier Communications Parent, Inc. (a)	3,390,056
		4,271,569
	Electric Utilities — 2.1%
60,184	ALLETE, Inc.	3,564,096
53,412	Alliant Energy Corp.	2,659,918
67,242	Evergy, Inc.	3,526,843
28,981	IDACORP, Inc.	2,746,819
104,645	OGE Energy Corp.	3,625,949
10,384	Otter Tail Corp.	886,378
48,032	Pinnacle West Capital Corp.	3,537,557
85,461	Portland General Electric Co.	3,694,479
		24,242,039
	Electrical Equipment — 1.6%
6,679	Acuity Brands, Inc.	1,658,396
18,856	Atkore, Inc.	3,305,457
17,073	Encore Wire Corp.	4,769,513
37,997	EnerSys	3,436,829
7,114	Generac Holdings, Inc. (a)	967,219
79,733	NEXTracker, Inc., Class A (a)	3,411,775
		17,549,189
	Electronic Equipment, Instruments & Components — 2.6%
34,657	Arrow Electronics, Inc. (a)	4,424,659
90,494	Avnet, Inc.	4,422,442
11,091	Badger Meter, Inc.	2,028,766
43,490	Crane NXT Co.	2,644,627
4,836	Insight Enterprises, Inc. (a)	882,909
39,578	IPG Photonics Corp. (a)	3,323,760
11,107	Littelfuse, Inc.	2,561,718
57,724	Sanmina Corp. (a)	3,502,115
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
23,802	TD SYNNEX Corp.	$2,804,828
79,129	Vontier Corp.	3,215,011
		29,810,835
	Energy Equipment & Services — 2.8%
50,003	ChampionX Corp.	1,678,601
106,674	Helmerich & Payne, Inc.	4,195,488
216,537	Liberty Energy, Inc.	4,763,814
229,850	NOV, Inc.	4,249,926
375,767	Patterson-UTI Energy, Inc.	4,065,799
48,768	Tidewater, Inc. (a)	4,479,341
59,615	Valaris Ltd. (a)	3,878,552
38,872	Weatherford International PLC (a)	4,805,357
		32,116,878
	Financial Services — 3.3%
72,248	Affirm Holdings, Inc. (a)	2,303,266
23,608	Equitable Holdings, Inc.	871,371
75,394	Essent Group Ltd.	3,993,620
24,489	Euronet Worldwide, Inc. (a)	2,514,531
54,267	Jackson Financial, Inc., Class A	3,707,522
200,655	MGIC Investment Corp.	4,069,283
46,047	Mr. Cooper Group, Inc. (a)	3,554,828
9,851	PennyMac Financial Services, Inc.	843,640
134,051	Radian Group, Inc.	4,004,103
13,582	Shift4 Payments, Inc., Class A (a)	785,855
180,044	Toast, Inc., Class A (a)	4,254,440
24,280	Voya Financial, Inc.	1,654,925
192,560	Western Union (The) Co.	2,588,006
11,334	WEX, Inc. (a)	2,394,421
		37,539,811
	Food Products — 1.8%
96,466	Darling Ingredients, Inc. (a)	4,087,264
37,781	Flowers Foods, Inc.	942,258
38,725	Freshpet, Inc. (a)	4,107,561
15,358	Ingredion, Inc.	1,759,873
8,644	Lancaster Colony Corp.	1,649,362
33,772	Post Holdings, Inc. (a)	3,584,898
1,391	Seaboard Corp.	4,604,363
		20,735,579
	Gas Utilities — 1.2%
83,520	National Fuel Gas Co.	4,434,912
62,736	New Jersey Resources Corp.	2,740,936
55,622	ONE Gas, Inc.	3,588,731
35,361	Southwest Gas Holdings, Inc.	2,638,638
		13,403,217

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 1.5%
14,656	Avis Budget Group, Inc.	$1,398,915
48,926	Knight-Swift Transportation Holdings, Inc.	2,261,849
4,655	Landstar System, Inc.	811,879
231,869	Lyft, Inc., Class A (a)	3,626,431
29,863	Ryder System, Inc.	3,638,806
6,135	Saia, Inc. (a)	2,434,552
29,415	XPO, Inc. (a)	3,160,936
		17,333,368
	Health Care Equipment & Supplies — 1.7%
41,970	Envista Holdings Corp. (a)	825,970
19,033	Glaukos Corp. (a)	1,827,168
16,729	Globus Medical, Inc., Class A (a)	832,937
4,177	Inspire Medical Systems, Inc. (a)	1,009,414
38,452	Integer Holdings Corp. (a)	4,292,397
7,736	iRhythm Technologies, Inc. (a)	847,711
56,865	Neogen Corp. (a)	701,145
74,871	QuidelOrtho Corp. (a)	3,036,019
13,779	Shockwave Medical, Inc. (a)	4,549,688
7,935	Teleflex, Inc.	1,656,431
		19,578,880
	Health Care Providers & Services — 2.1%
1,397	Chemed Corp.	793,496
6,825	CorVel Corp. (a)	1,630,151
32,500	DaVita, Inc. (a)	4,517,825
10,866	Encompass Health Corp.	906,007
28,848	Ensign Group (The), Inc.	3,414,449
21,985	HealthEquity, Inc. (a)	1,734,836
23,764	Henry Schein, Inc. (a)	1,646,370
26,754	Option Care Health, Inc. (a)	799,677
47,042	Progyny, Inc. (a)	1,508,167
69,668	R1 RCM, Inc. (a)	856,220
59,525	Select Medical Holdings Corp.	1,688,724
8,537	Tenet Healthcare Corp. (a)	958,620
19,672	Universal Health Services, Inc., Class B	3,352,699
		23,807,241
	Health Care REITs — 0.2%
126,830	Healthcare Realty Trust, Inc.	1,804,791
	Health Care Technology — 0.1%
54,732	Evolent Health, Inc., Class A (a)	1,518,266
	Hotel & Resort REITs — 0.1%
15,522	Ryman Hospitality Properties, Inc.	1,637,261
Shares	Description	Value

	Hotels, Restaurants & Leisure — 3.2%
110,373	Aramark	$3,477,853
53,318	Boyd Gaming Corp.	2,853,046
61,544	Caesars Entertainment, Inc. (a)	2,204,506
7,103	Choice Hotels International, Inc. (b)	840,001
7,251	Churchill Downs, Inc.	935,379
57,023	Hilton Grand Vacations, Inc. (a)	2,374,438
28,109	Hyatt Hotels Corp., Class A	4,182,338
43,949	Light & Wonder, Inc. (a)	3,922,888
214,365	Norwegian Cruise Line Holdings Ltd. (a)	4,055,786
49,278	Penn Entertainment, Inc. (a)	815,058
29,045	Texas Roadhouse, Inc.	4,669,855
12,245	Wingstop, Inc.	4,711,754
17,556	Wynn Resorts Ltd.	1,609,007
		36,651,909
	Household Durables — 3.4%
17,341	Installed Building Products, Inc.	4,087,794
63,299	KB Home	4,099,243
32,919	M/I Homes, Inc. (a)	3,825,846
25,572	Meritage Homes Corp.	4,238,303
6,855	Mohawk Industries, Inc. (a)	790,519
21,110	Skyline Champion Corp. (a)	1,583,039
72,168	Taylor Morrison Home Corp. (a)	4,042,130
47,379	Tempur Sealy International, Inc.	2,371,793
34,681	Toll Brothers, Inc.	4,130,854
8,144	TopBuild Corp. (a)	3,295,632
116,055	Tri Pointe Homes, Inc. (a)	4,276,627
22,503	Whirlpool Corp.	2,134,634
		38,876,414
	Household Products — 0.3%
62,838	Reynolds Consumer Products, Inc.	1,799,052
7,084	WD-40 Co.	1,601,905
		3,400,957
	Industrial REITs — 0.1%
4,992	EastGroup Properties, Inc.	775,557
	Insurance — 3.8%
13,151	American Financial Group, Inc.	1,680,040
9,533	Assurant, Inc.	1,662,555
51,423	Assured Guaranty Ltd.	3,944,144
41,404	Axis Capital Holdings Ltd.	2,539,307
14,438	Enstar Group Ltd. (a)	4,192,362
29,398	First American Financial Corp.	1,574,851
15,422	Globe Life, Inc.	1,174,694
6,841	Kinsale Capital Group, Inc.	2,484,993
87,631	Old Republic International Corp.	2,616,662
14,190	Primerica, Inc.	3,006,293
9,306	Reinsurance Group of America, Inc.	1,740,129

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
19,090	RenaissanceRe Holdings Ltd.	$4,185,483
12,088	RLI Corp.	1,708,639
32,336	Ryan Specialty Holdings, Inc.	1,595,458
16,438	Selective Insurance Group, Inc.	1,670,923
66,889	Unum Group	3,391,272
2,500	White Mountains Insurance Group Ltd.	4,445,350
		43,613,155
	Interactive Media & Services — 0.3%
67,293	IAC, Inc. (a)	3,200,455
	IT Services — 0.4%
126,921	DXC Technology Co. (a)	2,473,690
123,713	Kyndryl Holdings, Inc. (a)	2,432,198
		4,905,888
	Leisure Products — 0.8%
40,819	Acushnet Holdings Corp.	2,489,142
27,891	Brunswick Corp.	2,249,130
45,296	Mattel, Inc. (a)	829,823
35,849	Polaris, Inc.	3,052,901
		8,620,996
	Life Sciences Tools & Services — 0.8%
38,208	Bruker Corp.	2,980,606
6,624	Charles River Laboratories International, Inc. (a)	1,516,896
11,101	Medpace Holdings, Inc. (a)	4,311,073
		8,808,575
	Machinery — 4.5%
36,472	AGCO Corp.	4,164,738
55,283	Allison Transmission Holdings, Inc.	4,066,065
6,641	Crane Co.	929,806
24,032	Donaldson Co., Inc.	1,735,110
40,576	Esab Corp.	4,296,187
42,292	Federal Signal Corp.	3,438,340
19,644	Flowserve Corp.	926,411
8,402	Franklin Electric Co., Inc.	808,861
26,387	ITT, Inc.	3,412,895
8,205	Kadant, Inc.	2,246,447
11,162	Middleby (The) Corp. (a)	1,551,183
83,194	Mueller Industries, Inc.	4,643,889
28,783	Oshkosh Corp.	3,231,467
36,439	SPX Technologies, Inc. (a)	4,438,635
59,822	Symbotic, Inc. (a) (b)	2,307,334
69,668	Terex Corp.	3,904,891
30,790	Timken (The) Co.	2,747,084
Shares	Description	Value

	Machinery (Continued)
9,792	Toro (The) Co.	$857,681
4,221	Watts Water Technologies, Inc., Class A	837,700
		50,544,724
	Marine Transportation — 0.7%
28,241	Kirby Corp. (a)	3,081,940
39,916	Matson, Inc.	4,302,147
		7,384,087
	Media — 0.5%
62,718	Liberty Broadband Corp., Class C (a)	3,118,966
15,625	Nexstar Media Group, Inc.	2,500,938
		5,619,904
	Metals & Mining — 1.1%
8,128	Alpha Metallurgical Resources, Inc.	2,658,831
52,608	ATI, Inc. (a)	3,140,698
118,382	Cleveland-Cliffs, Inc. (a)	2,000,656
76,342	Commercial Metals Co.	4,102,619
14,783	Warrior Met Coal, Inc.	1,010,418
		12,913,222
	Mortgage REITs — 0.8%
90,638	AGNC Investment Corp.	829,337
45,573	Annaly Capital Management, Inc.	854,038
135,208	Blackstone Mortgage Trust, Inc., Class A (b)	2,385,069
321,624	Rithm Capital Corp.	3,576,459
44,139	Starwood Property Trust, Inc.	837,317
		8,482,220
	Multi-Utilities — 0.6%
65,739	Black Hills Corp.	3,609,071
97,325	NiSource, Inc.	2,711,475
		6,320,546
	Office REITs — 0.8%
27,480	Boston Properties, Inc.	1,700,737
111,981	Cousins Properties, Inc.	2,568,844
98,528	Kilroy Realty Corp.	3,330,246
62,381	Vornado Realty Trust	1,623,778
		9,223,605
	Oil, Gas & Consumable Fuels — 6.1%
127,645	Antero Midstream Corp.	1,766,607
92,827	Antero Resources Corp. (a)	3,157,046
130,501	APA Corp.	4,102,951
50,508	Chesapeake Energy Corp. (b)	4,539,659
25,171	Chord Energy Corp.	4,454,764
125,818	CVR Energy, Inc.	3,822,351
58,745	DT Midstream, Inc.	3,653,939

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
74,320	HF Sinclair Corp.	$4,031,860
138,318	Magnolia Oil & Gas Corp., Class A	3,467,632
67,196	Matador Resources Co.	4,186,311
98,176	Murphy Oil Corp.	4,382,577
113,072	Northern Oil & Gas, Inc.	4,612,207
86,448	Ovintiv, Inc.	4,436,511
77,935	PBF Energy, Inc., Class A	4,151,597
184,941	Peabody Energy Corp.	4,057,606
101,623	Permian Resources Corp.	1,702,185
130,312	Range Resources Corp.	4,679,504
90,002	SM Energy Co.	4,364,197
		69,569,504
	Paper & Forest Products — 0.1%
21,388	Louisiana-Pacific Corp.	1,565,388
	Passenger Airlines — 0.4%
62,619	Alaska Air Group, Inc. (a)	2,693,870
175,373	American Airlines Group, Inc. (a)	2,369,289
		5,063,159
	Personal Care Products — 0.8%
60,805	BellRing Brands, Inc. (a)	3,354,612
75,027	Coty, Inc., Class A (a)	858,309
22,888	elf Beauty, Inc. (a)	3,719,986
6,386	Inter Parfums, Inc.	743,203
		8,676,110
	Pharmaceuticals — 0.8%
11,243	Axsome Therapeutics, Inc. (a)	829,284
25,935	Intra-Cellular Therapies, Inc. (a)	1,862,392
29,807	Jazz Pharmaceuticals PLC (a)	3,301,125
95,461	Organon & Co.	1,776,529
55,751	Perrigo Co. PLC	1,820,828
		9,590,158
	Professional Services — 2.8%
17,132	ASGN, Inc. (a)	1,652,381
4,738	CACI International, Inc., Class A (a)	1,905,766
54,203	Concentrix Corp.	2,963,278
268,127	Dun & Bradstreet Holdings, Inc.	2,439,956
28,218	ExlService Holdings, Inc. (a)	818,322
4,266	FTI Consulting, Inc. (a)	912,199
136,167	Genpact Ltd.	4,185,773
8,187	Insperity, Inc.	842,688
11,558	ManpowerGroup, Inc.	872,051
21,391	Maximus, Inc.	1,717,269
54,088	Parsons Corp. (a)	4,246,449
Shares	Description	Value

	Professional Services (Continued)
22,637	Robert Half, Inc.	$1,565,122
20,647	Science Applications International Corp.	2,657,269
27,091	TriNet Group, Inc.	2,719,124
71,872	Verra Mobility Corp. (a)	1,694,742
		31,192,389
	Real Estate Management & Development — 0.1%
9,199	Jones Lang LaSalle, Inc. (a)	1,662,259
	Residential REITs — 0.5%
138,178	Apartment Income REIT Corp.	5,303,272
	Retail REITs — 0.2%
156,239	Macerich (The) Co.	2,149,849
	Semiconductors & Semiconductor Equipment — 0.9%
111,332	Amkor Technology, Inc.	3,601,590
19,389	Cirrus Logic, Inc. (a)	1,717,284
26,988	MKS Instruments, Inc.	3,211,032
9,911	Onto Innovation, Inc. (a)	1,838,391
		10,368,297
	Software — 3.8%
10,415	Altair Engineering, Inc., Class A (a)	837,887
14,546	Appfolio, Inc., Class A (a)	3,298,742
64,817	AppLovin Corp., Class A (a)	4,574,136
13,895	BlackLine, Inc. (a)	806,605
31,685	Box, Inc., Class A (a)	824,444
75,027	CCC Intelligent Solutions Holdings, Inc. (a)	841,803
35,388	CommVault Systems, Inc. (a)	3,626,208
58,802	Confluent, Inc., Class A (a)	1,653,512
15,069	DocuSign, Inc. (a)	852,905
25,522	DoubleVerify Holdings, Inc. (a)	747,795
8,952	Elastic N.V. (a)	915,073
30,773	Gitlab, Inc., Class A (a)	1,614,659
15,377	Guidewire Software, Inc. (a)	1,697,621
76,915	Informatica, Inc., Class A (a)	2,382,058
119,221	Marathon Digital Holdings, Inc. (a)	1,914,689
1,580	MicroStrategy, Inc., Class A (a)	1,682,747
48,012	nCino, Inc. (a)	1,400,030
55,529	Pegasystems, Inc.	3,299,533
32,761	Procore Technologies, Inc. (a)	2,241,508
94,981	Samsara, Inc., Class A (a)	3,317,686
76,991	SentinelOne, Inc., Class A (a)	1,626,820
18,154	Tenable Holdings, Inc. (a)	816,385
39,582	UiPath, Inc., Class A (a)	750,871
38,046	Varonis Systems, Inc. (a)	1,664,512
		43,388,229

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs — 0.4%
15,030	Lamar Advertising Co., Class A	$1,741,225
19,085	PotlatchDeltic Corp.	763,591
53,991	Rayonier, Inc.	1,601,373
		4,106,189
	Specialty Retail — 5.1%
35,800	Abercrombie & Fitch Co., Class A (a)	4,350,416
53,145	Academy Sports & Outdoors, Inc.	3,098,354
10,546	Advance Auto Parts, Inc.	769,647
69,588	American Eagle Outfitters, Inc.	1,688,205
19,028	Asbury Automotive Group, Inc. (a)	4,000,447
21,677	AutoNation, Inc. (a)	3,493,249
35,879	Bath & Body Works, Inc.	1,629,624
10,302	CarMax, Inc. (a)	700,227
51,038	Carvana Co. (a)	4,232,071
7,981	Dick’s Sporting Goods, Inc.	1,603,702
20,768	Floor & Decor Holdings, Inc., Class A (a)	2,291,333
65,143	Gap (The), Inc.	1,336,734
15,353	Group 1 Automotive, Inc.	4,514,089
14,912	Lithia Motors, Inc.	3,793,315
8,562	Murphy USA, Inc.	3,543,127
22,157	Penske Automotive Group, Inc.	3,388,027
44,834	Signet Jewelers Ltd.	4,395,077
82,666	Urban Outfitters, Inc. (a)	3,220,667
39,659	Wayfair, Inc., Class A (a)	1,988,899
11,303	Williams-Sonoma, Inc.	3,241,474
		57,278,684
	Textiles, Apparel & Luxury Goods — 1.7%
33,161	Columbia Sportswear Co.	2,640,611
18,722	Crocs, Inc. (a)	2,328,455
29,787	Kontoor Brands, Inc.	1,848,581
19,146	PVH Corp.	2,083,085
23,895	Ralph Lauren Corp.	3,910,178
43,944	Skechers U.S.A., Inc., Class A (a)	2,902,501
75,597	Tapestry, Inc.	3,017,832
		18,731,243
	Trading Companies & Distributors — 3.2%
87,220	Air Lease Corp.	4,381,933
9,085	Applied Industrial Technologies, Inc.	1,664,826
27,464	Beacon Roofing Supply, Inc. (a)	2,706,028
23,404	Boise Cascade Co.	3,095,647
78,371	Core & Main, Inc., Class A (a)	4,425,610
66,666	FTAI Aviation Ltd.	4,680,620
Shares	Description	Value

	Trading Companies & Distributors (Continued)
13,389	GATX Corp.	$1,638,278
36,874	GMS, Inc. (a)	3,411,582
26,658	Herc Holdings, Inc.	3,812,894
67,066	Rush Enterprises, Inc., Class A	2,945,539
5,141	SiteOne Landscape Supply, Inc. (a)	806,572
20,956	WESCO International, Inc.	3,201,029
		36,770,558
	Water Utilities — 0.2%
72,658	Essential Utilities, Inc.	2,657,830
	Total Common Stocks	1,134,026,604
	(Cost $1,005,338,928)
MONEY MARKET FUNDS — 1.0%
10,325,901	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	10,325,901
942,300	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	942,300
	Total Money Market Funds	11,268,201
	(Cost $11,268,201)

	Total Investments — 100.9%	1,145,294,805
	(Cost $1,016,607,129)
	Net Other Assets and Liabilities — (0.9)%	(10,698,209)
	Net Assets — 100.0%	$1,134,596,596

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $9,794,961 and the total value of the collateral held by the Fund is $10,325,901.

(c)	Rate shown reflects yield as of April 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,134,026,604	$ 1,134,026,604	$ —	$ —
Money Market Funds	11,268,201	11,268,201	—	—
Total Investments	$1,145,294,805	$1,145,294,805	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.1%
18,820	AAR Corp. (a)	$1,301,215
62,250	Cadre Holdings, Inc.	2,076,037
61,302	Kratos Defense & Security Solutions, Inc. (a)	1,092,402
19,097	Mercury Systems, Inc. (a)	538,535
78,093	Spirit AeroSystems Holdings, Inc., Class A (a)	2,498,976
112,374	Triumph Group, Inc. (a)	1,501,317
12,062	V2X, Inc. (a)	585,972
		9,594,454
	Air Freight & Logistics — 0.7%
204,712	Air Transport Services Group, Inc. (a)	2,624,408
54,327	Forward Air Corp.	1,196,280
52,140	Hub Group, Inc., Class A	2,097,071
		5,917,759
	Automobile Components — 1.7%
85,567	Adient PLC (a)	2,555,886
177,439	Dana, Inc.	2,205,567
11,689	Dorman Products, Inc. (a)	1,022,203
32,458	Fox Factory Holding Corp. (a)	1,263,265
170,030	Garrett Motion, Inc. (a)	1,625,487
9,785	Gentherm, Inc. (a)	494,828
4,578	LCI Industries	476,020
14,147	Patrick Industries, Inc.	1,478,220
73,297	Phinia, Inc.	2,858,583
		13,980,059
	Automobiles — 0.2%
22,839	Winnebago Industries, Inc.	1,406,426
	Banks — 12.4%
32,242	1st Source Corp.	1,599,203
52,382	Associated Banc-Corp.	1,103,689
47,865	Atlantic Union Bankshares Corp.	1,520,671
41,700	Axos Financial, Inc. (a)	2,110,437
37,040	Banc of California, Inc.	507,078
6,400	BancFirst Corp.	570,688
16,837	Bancorp (The), Inc. (a)	504,100
9,030	Bank of Hawaii Corp.	511,911
80,481	BankUnited, Inc.	2,151,257
46,947	Banner Corp.	2,048,298
73,740	Berkshire Hills Bancorp, Inc.	1,572,137
59,568	Cathay General Bancorp	2,051,522
10,811	City Holding Co.	1,092,127
32,736	Columbia Financial, Inc. (a)	543,418
23,460	Community Bank System, Inc.	1,013,941
42,469	Customers Bancorp, Inc. (a)	1,939,559
94,736	CVB Financial Corp.	1,547,986
Shares	Description	Value

	Banks (Continued)
163,532	Eastern Bankshares, Inc.	$2,053,962
55,559	Enterprise Financial Services Corp.	2,111,798
29,919	FB Financial Corp.	1,096,531
46,791	First Bancorp	1,422,914
96,357	First BanCorp	1,662,158
70,274	First Busey Corp.	1,569,921
161,887	First Commonwealth Financial Corp.	2,135,290
125,640	First Financial Bancorp	2,777,900
76,963	First Hawaiian, Inc.	1,623,150
82,817	First Interstate BancSystem, Inc., Class A	2,211,214
64,569	First Merchants Corp.	2,157,896
141,817	Fulton Financial Corp.	2,347,071
32,054	Heartland Financial USA, Inc.	1,349,794
35,975	Hilltop Holdings, Inc.	1,052,628
195,784	Hope Bancorp, Inc.	1,961,756
43,319	Independent Bank Corp.	2,176,347
24,682	Independent Bank Group, Inc.	919,158
40,140	International Bancshares Corp.	2,233,791
25,484	Lakeland Financial Corp.	1,497,695
13,573	Live Oak Bancshares, Inc.	438,679
62,475	National Bank Holdings Corp., Class A	2,044,807
30,717	NBT Bancorp, Inc.	1,075,402
13,103	Nicolet Bankshares, Inc.	1,002,773
145,073	Northwest Bancshares, Inc.	1,537,774
137,323	OceanFirst Financial Corp.	2,026,887
45,914	OFG Bancorp	1,657,955
23,473	Pacific Premier Bancorp, Inc.	504,669
4,147	Park National Corp.	546,201
44,641	Pathward Financial, Inc.	2,248,567
76,105	Peoples Bancorp, Inc.	2,210,089
29,354	Preferred Bank	2,221,804
154,665	Provident Financial Services, Inc.	2,270,482
71,949	Renasant Corp.	2,090,838
70,245	S&T Bancorp, Inc.	2,117,887
97,216	Sandy Spring Bancorp, Inc.	1,988,067
44,376	Seacoast Banking Corp. of Florida	1,023,754
86,850	Simmons First National Corp., Class A	1,484,266
46,254	Stellar Bancorp, Inc.	1,026,839
23,037	Stock Yards Bancorp, Inc.	1,026,298
18,306	Texas Capital Bancshares, Inc. (a)	1,050,764
60,232	TowneBank	1,558,202
61,270	TriCo Bancshares	2,130,358
80,166	Trustmark Corp.	2,372,914
42,809	United Community Banks, Inc.	1,080,071

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
109,979	Veritex Holdings, Inc.	$2,142,391
58,220	WaFd, Inc.	1,577,180
75,595	WesBanco, Inc.	2,041,065
11,525	Westamerica BanCorp	536,489
49,921	WSFS Financial Corp.	2,133,124
		103,915,592
	Beverages — 0.1%
23,061	Vita Coco (The) Co., Inc. (a)	558,999
	Biotechnology — 5.2%
426,794	ADMA Biologics, Inc. (a)	2,782,697
77,067	Agios Pharmaceuticals, Inc. (a)	2,504,678
71,061	Alpine Immune Sciences, Inc. (a)	4,589,830
385,868	Ardelyx, Inc. (a)	2,469,555
68,204	Beam Therapeutics, Inc. (a)	1,447,289
70,686	Catalyst Pharmaceuticals, Inc. (a)	1,063,824
40,269	Celldex Therapeutics, Inc. (a)	1,506,866
36,105	Crinetics Pharmaceuticals, Inc. (a)	1,582,121
341,435	Geron Corp. (a)	1,341,840
38,516	Ideaya Biosciences, Inc. (a)	1,565,675
524,551	ImmunityBio, Inc. (a) (b)	4,191,163
70,070	Kymera Therapeutics, Inc. (a)	2,355,753
37,533	Merus N.V. (a)	1,685,607
16,005	Morphic Holding, Inc. (a)	436,456
52,849	Myriad Genetics, Inc. (a)	1,034,255
77,894	Protagonist Therapeutics, Inc. (a)	1,955,918
38,732	PTC Therapeutics, Inc. (a)	1,245,234
56,507	Recursion Pharmaceuticals, Inc., Class A (a) (b)	441,885
52,007	Rhythm Pharmaceuticals, Inc. (a)	2,067,798
31,721	Scholar Rock Holding Corp. (a)	465,347
408,237	Summit Therapeutics, Inc. (a) (b)	1,604,371
74,078	TG Therapeutics, Inc. (a)	1,011,905
49,260	Twist Bioscience Corp. (a)	1,538,390
54,150	Vericel Corp. (a)	2,483,861
		43,372,318
	Broadline Retail — 0.5%
96,632	Kohl’s Corp.	2,313,370
111,173	Nordstrom, Inc.	2,113,399
		4,426,769
	Building Products — 3.0%
22,166	American Woodmark Corp. (a)	2,041,045
38,066	Apogee Enterprises, Inc.	2,351,718
36,435	AZZ, Inc.	2,609,839
7,204	CSW Industrials, Inc.	1,711,815
20,988	Gibraltar Industries, Inc. (a)	1,499,803
38,408	Griffon Corp.	2,516,492
Shares	Description	Value

	Building Products (Continued)
36,797	Hayward Holdings, Inc. (a)	$499,703
148,940	Janus International Group, Inc. (a)	2,146,225
79,609	JELD-WEN Holding, Inc. (a)	1,631,985
120,249	Masterbrand, Inc. (a)	2,004,551
58,638	Quanex Building Products Corp.	1,947,954
100,512	Resideo Technologies, Inc. (a)	1,962,999
43,311	Tecnoglass, Inc.	2,405,926
		25,330,055
	Capital Markets — 2.2%
12,308	Artisan Partners Asset Management, Inc., Class A	503,766
47,730	AssetMark Financial Holdings, Inc. (a)	1,613,751
18,170	Donnelley Financial Solutions, Inc. (a)	1,140,713
62,389	Federated Hermes, Inc.	2,049,479
101,630	Golub Capital BDC, Inc. (b)	1,765,313
2,838	Piper Sandler Cos.	555,652
11,954	PJT Partners, Inc., Class A	1,129,534
24,054	StoneX Group, Inc. (a)	1,746,320
37,810	TPG, Inc.	1,629,611
39,833	Victory Capital Holdings, Inc., Class A	2,025,906
27,455	Virtu Financial, Inc., Class A	595,774
6,815	Virtus Investment Partners, Inc.	1,494,666
245,209	WisdomTree, Inc.	2,182,360
		18,432,845
	Chemicals — 1.7%
202,105	Ecovyst, Inc. (a)	1,905,850
29,343	Hawkins, Inc.	2,223,319
11,811	Ingevity Corp. (a)	604,015
8,738	Innospec, Inc.	1,048,560
30,634	Koppers Holdings, Inc.	1,570,912
22,451	Minerals Technologies, Inc.	1,636,453
95,811	Orion S.A.	2,266,888
22,658	Scotts Miracle-Gro (The) Co.	1,552,979
8,142	Sensient Technologies Corp.	596,157
12,514	Stepan Co.	1,038,537
		14,443,670
	Commercial Services & Supplies — 2.5%
63,130	ABM Industries, Inc.	2,758,781
90,043	ACV Auctions, Inc., Class A (a)	1,571,250
9,504	Brady Corp., Class A	560,736
31,825	Cimpress PLC (a)	2,713,718
144,361	CoreCivic, Inc. (a)	2,150,979
107,037	Driven Brands Holdings, Inc. (a)	1,533,840
159,594	GEO Group (The), Inc. (a)	2,371,567
12,483	HNI Corp.	523,662

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
54,380	Matthews International Corp., Class A	$1,467,172
91,013	MillerKnoll, Inc.	2,314,461
129,213	Steelcase, Inc., Class A	1,554,432
9,746	UniFirst Corp.	1,560,627
		21,081,225
	Communications Equipment — 0.2%
16,990	Calix, Inc. (a)	471,133
41,917	Harmonic, Inc. (a)	450,188
25,795	NetScout Systems, Inc. (a)	496,812
		1,418,133
	Construction & Engineering — 2.2%
50,166	Construction Partners, Inc., Class A (a)	2,590,572
19,626	Dycom Industries, Inc. (a)	2,748,033
49,305	Granite Construction, Inc.	2,736,427
23,157	IES Holdings, Inc. (a)	3,128,974
15,937	MYR Group, Inc. (a)	2,649,526
39,702	Primoris Services Corp.	1,850,113
25,536	Sterling Infrastructure, Inc. (a)	2,594,458
		18,298,103
	Construction Materials — 0.4%
9,448	United States Lime & Minerals, Inc.	2,928,880
	Consumer Finance — 1.3%
75,640	Bread Financial Holdings, Inc.	2,791,872
35,865	Enova International, Inc. (a)	2,170,908
129,510	Navient Corp.	1,945,240
11,904	Nelnet, Inc., Class A	1,121,119
81,790	PROG Holdings, Inc.	2,718,700
		10,747,839
	Consumer Staples Distribution & Retail — 1.2%
39,279	Andersons (The), Inc.	2,157,988
14,959	Chefs’ Warehouse (The), Inc. (a)	494,844
19,575	Grocery Outlet Holding Corp. (a)	508,363
36,736	Ingles Markets, Inc., Class A	2,635,808
13,413	PriceSmart, Inc.	1,080,954
43,740	Weis Markets, Inc.	2,761,306
		9,639,263
	Containers & Packaging — 0.8%
40,794	Greif, Inc., Class A	2,499,856
67,917	O-I Glass, Inc. (a)	1,016,038
Shares	Description	Value

	Containers & Packaging (Continued)
78,683	Pactiv Evergreen, Inc.	$1,199,129
63,228	TriMas Corp.	1,643,296
		6,358,319
	Diversified Consumer Services — 2.1%
32,882	Adtalem Global Education, Inc. (a)	1,631,605
372,106	Chegg, Inc. (a)	1,923,788
34,584	Frontdoor, Inc. (a)	1,061,383
3,669	Graham Holdings Co., Class B	2,573,327
115,999	Laureate Education, Inc.	1,681,985
72,692	Mister Car Wash, Inc. (a)	486,309
85,165	OneSpaWorld Holdings Ltd. (a)	1,083,299
160,412	Perdoceo Education Corp.	2,935,540
10,822	Strategic Education, Inc.	1,242,798
35,741	Stride, Inc. (a)	2,385,712
51,308	Udemy, Inc. (a)	514,106
		17,519,852
	Diversified REITs — 0.8%
68,411	Alexander & Baldwin, Inc.	1,126,729
102,851	American Assets Trust, Inc.	2,195,869
143,808	Broadstone Net Lease, Inc.	2,093,845
166,842	Empire State Realty Trust, Inc., Class A	1,518,262
		6,934,705
	Diversified Telecommunication Services — 0.4%
383,244	Globalstar, Inc. (a)	494,385
322,385	Liberty Latin America Ltd., Class C (a)	2,430,783
64,867	Shenandoah Telecommunications Co.	831,595
		3,756,763
	Electric Utilities — 0.6%
249,942	Hawaiian Electric Industries, Inc.	2,461,929
7,157	MGE Energy, Inc.	560,536
44,902	PNM Resources, Inc.	1,664,068
		4,686,533
	Electrical Equipment — 0.6%
19,795	Powell Industries, Inc.	2,830,685
51,653	Thermon Group Holdings, Inc. (a)	1,649,280
29,465	Vicor Corp. (a)	954,077
		5,434,042
	Electronic Equipment, Instruments & Components — 2.8%
18,250	Belden, Inc.	1,483,177
24,080	CTS Corp.	1,101,660

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
21,519	ePlus, Inc. (a)	$1,654,381
30,446	Itron, Inc. (a)	2,804,686
139,967	Knowles Corp. (a)	2,215,678
148,646	Mirion Technologies, Inc. (a)	1,615,782
42,084	Napco Security Technologies, Inc.	1,712,819
15,778	OSI Systems, Inc. (a)	2,073,860
24,840	PAR Technology Corp. (a)	1,050,235
17,089	PC Connection, Inc.	1,059,005
11,882	Plexus Corp. (a)	1,200,201
9,493	Rogers Corp. (a)	1,130,521
71,996	TTM Technologies, Inc. (a)	1,074,900
124,199	Vishay Intertechnology, Inc.	2,873,965
		23,050,870
	Energy Equipment & Services — 1.2%
143,204	Archrock, Inc.	2,748,085
22,494	Cactus, Inc., Class A	1,116,602
82,605	Diamond Offshore Drilling, Inc. (a)	1,011,085
28,211	Expro Group Holdings N.V. (a)	529,239
207,885	Helix Energy Solutions Group, Inc. (a)	2,232,685
41,212	Kodiak Gas Services, Inc.	1,120,142
48,152	Oceaneering International, Inc. (a)	1,103,162
72,787	RPC, Inc.	486,945
		10,347,945
	Entertainment — 0.5%
125,402	Cinemark Holdings, Inc. (a)	2,149,390
57,393	Sphere Entertainment Co. (a)	2,230,292
		4,379,682
	Financial Services — 1.6%
171,367	AvidXchange Holdings, Inc. (a)	1,998,139
14,120	EVERTEC, Inc.	529,924
11,446	Federal Agricultural Mortgage Corp., Class C	2,130,444
65,235	Merchants Bancorp	2,630,927
87,101	NMI Holdings, Inc., Class A (a)	2,687,937
54,327	Remitly Global, Inc. (a)	968,650
77,438	Rocket Cos., Inc., Class A (a)	950,939
16,724	Walker & Dunlop, Inc.	1,532,420
		13,429,380
	Food Products — 0.9%
47,865	Cal-Maine Foods, Inc.	2,648,370
43,487	Fresh Del Monte Produce, Inc.	1,111,963
17,589	Tootsie Roll Industries, Inc.	522,569
Shares	Description	Value

	Food Products (Continued)
43,392	TreeHouse Foods, Inc. (a)	$1,629,370
59,933	WK Kellogg Co.	1,398,836
		7,311,108
	Gas Utilities — 0.7%
10,501	Chesapeake Utilities Corp.	1,111,741
75,681	Northwest Natural Holding Co.	2,887,230
36,720	Spire, Inc.	2,268,929
		6,267,900
	Ground Transportation — 1.3%
7,906	ArcBest Corp.	876,854
188,734	Heartland Express, Inc.	1,876,016
359,750	Hertz Global Holdings, Inc. (a)	1,636,862
121,941	Marten Transport Ltd.	2,063,242
124,419	Schneider National, Inc., Class B	2,572,985
57,604	Werner Enterprises, Inc.	1,970,057
		10,996,016
	Health Care Equipment & Supplies — 2.0%
9,022	Enovis Corp. (a)	498,285
15,748	ICU Medical, Inc. (a)	1,542,044
31,784	Integra LifeSciences Holdings Corp. (a)	927,139
25,468	LeMaitre Vascular, Inc.	1,650,326
38,547	Omnicell, Inc. (a)	1,033,445
56,998	PROCEPT BioRobotics Corp. (a)	3,019,754
54,611	RxSight, Inc. (a)	2,846,872
31,820	Tandem Diabetes Care, Inc. (a)	1,167,476
15,239	TransMedics Group, Inc. (a)	1,434,447
11,169	UFP Technologies, Inc. (a)	2,300,144
		16,419,932
	Health Care Providers & Services — 2.1%
10,904	Addus HomeCare Corp. (a)	1,048,420
36,049	AMN Healthcare Services, Inc. (a)	2,162,219
13,417	Astrana Health, Inc. (a)	498,442
426,148	Brookdale Senior Living, Inc. (a)	2,893,545
182,084	Hims & Hers Health, Inc. (a)	2,281,512
17,883	National HealthCare Corp.	1,625,028
35,837	NeoGenomics, Inc. (a)	498,851
20,331	Owens & Minor, Inc. (a)	502,989
61,124	Patterson Cos., Inc.	1,556,828
127,458	Premier, Inc., Class A	2,661,323
46,310	RadNet, Inc. (a)	2,246,035
		17,975,192
	Health Care REITs — 0.3%
23,117	CareTrust REIT, Inc.	571,452
119,865	Medical Properties Trust, Inc. (b)	551,379

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs (Continued)
17,934	National Health Investors, Inc.	$1,130,918
38,142	Sabra Health Care REIT, Inc.	530,937
		2,784,686
	Health Care Technology — 0.2%
20,935	Doximity, Inc., Class A (a)	508,511
47,085	Phreesia, Inc. (a)	976,543
37,310	Teladoc Health, Inc. (a)	475,703
		1,960,757
	Hotel & Resort REITs — 1.2%
117,246	DiamondRock Hospitality Co.	1,043,489
161,054	Park Hotels & Resorts, Inc.	2,597,801
73,117	Pebblebrook Hotel Trust	1,062,390
238,312	RLJ Lodging Trust	2,621,432
101,143	Sunstone Hotel Investors, Inc.	1,031,659
112,599	Xenia Hotels & Resorts, Inc.	1,561,748
		9,918,519
	Hotels, Restaurants & Leisure — 3.7%
58,930	Bloomin’ Brands, Inc.	1,519,805
123,366	Bowlero Corp., Class A (b)	1,449,551
22,680	Brinker International, Inc. (a)	1,215,648
15,585	Cheesecake Factory (The), Inc.	537,994
15,492	Cracker Barrel Old Country Store, Inc. (b)	901,479
44,998	Dave & Buster’s Entertainment, Inc. (a)	2,402,893
17,072	Dutch Bros, Inc., Class A (a)	480,748
114,413	First Watch Restaurant Group, Inc. (a)	2,919,820
76,482	Golden Entertainment, Inc.	2,451,248
24,460	Kura Sushi USA, Inc., Class A (a)	2,692,557
108,899	Life Time Group Holdings, Inc. (a)	1,487,560
15,688	Marriott Vacations Worldwide Corp.	1,507,774
22,537	Monarch Casino & Resort, Inc.	1,527,332
28,253	Red Rock Resorts, Inc., Class A	1,500,799
27,076	Shake Shack, Inc., Class A (a)	2,865,995
111,514	Sweetgreen, Inc., Class A (a)	2,505,720
57,534	Travel + Leisure Co.	2,505,030
10,023	United Parks & Resorts, Inc. (a)	509,369
		30,981,322
	Household Durables — 2.1%
85,880	Beazer Homes USA, Inc. (a)	2,407,216
2,823	Cavco Industries, Inc. (a)	1,028,165
23,352	Century Communities, Inc.	1,852,281
Shares	Description	Value

	Household Durables (Continued)
64,415	Dream Finders Homes, Inc., Class A (a)	$2,286,732
46,768	Green Brick Partners, Inc. (a)	2,531,552
14,666	Helen of Troy Ltd. (a)	1,359,685
74,876	La-Z-Boy, Inc.	2,458,928
19,364	LGI Homes, Inc. (a)	1,741,405
27,159	Worthington Enterprises, Inc.	1,552,408
		17,218,372
	Household Products — 0.6%
61,037	Central Garden & Pet Co., Class A (c)	2,162,541
19,136	Energizer Holdings, Inc.	549,586
31,646	Spectrum Brands Holdings, Inc.	2,590,858
		5,302,985
	Independent Power and Renewable Electricity Producers — 0.1%
48,883	Clearway Energy, Inc., Class C	1,142,885
	Industrial REITs — 0.3%
10,882	Innovative Industrial Properties, Inc.	1,125,199
124,916	LXP Industrial Trust	1,043,048
		2,168,247
	Insurance — 2.8%
77,867	BRP Group, Inc., Class A (a)	2,074,377
82,003	CNO Financial Group, Inc.	2,159,139
62,059	Employers Holdings, Inc.	2,643,093
87,615	Genworth Financial, Inc., Class A (a)	519,557
15,231	Horace Mann Educators Corp.	561,415
137,323	Lemonade, Inc. (a) (b)	2,366,075
10,919	Mercury General Corp.	570,627
189,431	Oscar Health, Inc., Class A (a)	3,290,417
33,602	Palomar Holdings, Inc. (a)	2,643,469
6,855	Safety Insurance Group, Inc.	545,452
221,624	SiriusPoint Ltd. (a)	2,610,731
75,297	Skyward Specialty Insurance Group, Inc. (a)	2,629,371
17,319	Stewart Information Services Corp.	1,073,951
		23,687,674
	Interactive Media & Services — 0.9%
49,636	Bumble, Inc., Class A (a)	501,324
24,410	Cargurus, Inc. (a)	548,248
49,191	Shutterstock, Inc.	2,100,948
101,362	TripAdvisor, Inc. (a)	2,668,861
14,299	Yelp, Inc. (a)	575,392
26,810	Ziff Davis, Inc. (a)	1,343,449
		7,738,222

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 0.5%
85,650	Couchbase, Inc. (a)	$2,067,591
44,267	DigitalOcean Holdings, Inc. (a)	1,454,614
30,920	Squarespace, Inc., Class A (a)	1,077,871
		4,600,076
	Leisure Products — 0.3%
139,361	Topgolf Callaway Brands Corp. (a)	2,232,563
	Machinery — 3.8%
9,869	Alamo Group, Inc.	1,918,336
12,050	Albany International Corp., Class A	960,987
17,468	Atmus Filtration Technologies, Inc. (a)	529,106
30,329	Barnes Group, Inc.	1,053,023
37,870	Columbus McKinnon Corp.	1,562,895
63,193	Enerpac Tool Group Corp.	2,251,567
5,262	ESCO Technologies, Inc.	533,830
54,066	Greenbrier (The) Cos., Inc.	2,670,320
25,212	Helios Technologies, Inc.	1,137,061
22,404	Hillenbrand, Inc.	1,069,119
52,948	Hillman Solutions Corp. (a)	506,183
26,855	John Bean Technologies Corp.	2,392,512
90,356	Kennametal, Inc.	2,126,077
9,576	Lindsay Corp.	1,112,252
35,014	Mueller Water Products, Inc., Class A	554,622
127,516	REV Group, Inc.	2,787,500
9,275	Standex International Corp.	1,603,462
23,163	Tennant Co.	2,698,026
80,914	Trinity Industries, Inc.	2,105,382
94,083	Wabash National Corp.	2,174,258
		31,746,518
	Media — 1.4%
260,216	Advantage Solutions, Inc. (a)	1,108,520
215,850	Altice USA, Inc., Class A (a)	416,590
6,657	Cable One, Inc.	2,621,859
39,535	EchoStar Corp., Class A (a)	632,165
157,219	Magnite, Inc. (a)	1,388,244
74,698	Scholastic Corp.	2,660,743
188,544	TEGNA, Inc.	2,571,740
		11,399,861
	Metals & Mining — 1.1%
17,519	Arch Resources, Inc.	2,781,667
15,776	Carpenter Technology Corp.	1,352,003
12,609	Kaiser Aluminum Corp.	1,140,989
8,552	Materion Corp.	982,967
39,397	MP Materials Corp. (a) (b)	630,352
84,084	Ryerson Holding Corp.	2,400,598
		9,288,576
Shares	Description	Value

	Mortgage REITs — 1.6%
101,143	Apollo Commercial Real Estate Finance, Inc.	$974,007
212,592	Arbor Realty Trust, Inc. (b)	2,727,555
488,822	Chimera Investment Corp.	2,013,947
57,722	Claros Mortgage Trust, Inc.	502,181
84,336	Franklin BSP Realty Trust, Inc.	1,053,357
19,837	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	496,123
50,618	Ladder Capital Corp.	543,131
148,124	MFA Financial, Inc.	1,568,633
38,377	PennyMac Mortgage Investment Trust	531,522
308,525	Ready Capital Corp.	2,628,633
42,551	Two Harbors Investment Corp.	537,419
		13,576,508
	Multi-Utilities — 0.6%
80,435	Avista Corp.	2,894,052
44,246	Northwestern Energy Group, Inc.	2,231,768
		5,125,820
	Office REITs — 1.6%
121,854	Douglas Emmett, Inc.	1,670,619
146,838	Easterly Government Properties, Inc.	1,716,536
89,519	Equity Commonwealth (a)	1,675,796
107,596	Highwoods Properties, Inc.	2,819,015
349,375	Hudson Pacific Properties, Inc.	2,026,375
70,202	JBG SMITH Properties	1,053,732
120,122	Paramount Group, Inc.	557,366
40,876	SL Green Realty Corp. (b)	2,036,851
		13,556,290
	Oil, Gas & Consumable Fuels — 3.8%
51,122	California Resources Corp.	2,702,309
118,754	CNX Resources Corp. (a)	2,793,094
303,538	Comstock Resources, Inc.	3,053,592
13,451	CONSOL Energy, Inc.	1,113,205
36,654	Delek US Holdings, Inc.	1,001,754
58,593	Dorian LPG Ltd.	2,421,063
10,555	Gulfport Energy Corp. (a)	1,675,184
42,358	International Seaways, Inc.	2,341,974
14,131	Kinetik Holdings, Inc.	541,783
378,099	Kosmos Energy Ltd. (a)	2,143,821
76,007	Par Pacific Holdings, Inc. (a)	2,341,016
45,580	Sitio Royalties Corp., Class A	1,059,279
202,214	Talos Energy, Inc. (a)	2,665,181
83,462	Uranium Energy Corp. (a)	563,368
29,296	Viper Energy, Inc.	1,117,935
53,614	Vital Energy, Inc. (a)	2,842,614
63,899	World Kinect Corp.	1,501,626
		31,878,798

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products — 0.3%
36,499	Sylvamo Corp.	$2,281,188
	Passenger Airlines — 0.8%
37,453	Allegiant Travel Co.	2,043,436
227,776	JetBlue Airways Corp. (a)	1,293,768
40,776	SkyWest, Inc. (a)	2,977,871
		6,315,075
	Personal Care Products — 0.5%
58,320	Edgewell Personal Care Co.	2,193,998
112,113	Herbalife Ltd. (a)	969,778
880,262	Olaplex Holdings, Inc. (a)	1,223,564
		4,387,340
	Pharmaceuticals — 1.8%
371,861	Amneal Pharmaceuticals, Inc. (a)	2,249,759
32,597	ANI Pharmaceuticals, Inc. (a)	2,151,402
13,647	Arvinas, Inc. (a)	433,565
72,562	Collegium Pharmaceutical, Inc. (a)	2,679,715
33,553	Harmony Biosciences Holdings, Inc. (a)	1,037,123
184,832	Innoviva, Inc. (a)	2,792,811
23,120	Ligand Pharmaceuticals, Inc. (a)	1,615,857
57,841	Pacira BioSciences, Inc. (a)	1,518,326
16,516	Supernus Pharmaceuticals, Inc. (a)	497,132
		14,975,690
	Professional Services — 1.3%
35,883	CBIZ, Inc. (a)	2,554,152
10,930	CSG Systems International, Inc.	516,333
34,732	First Advantage Corp. (b)	566,132
11,662	Huron Consulting Group, Inc. (a)	1,087,365
14,960	ICF International, Inc.	2,158,578
7,988	Kforce, Inc.	493,339
17,134	Korn Ferry	1,040,376
126,694	Legalzoom.com, Inc. (a)	1,513,993
11,495	NV5 Global, Inc. (a)	1,071,794
		11,002,062
	Real Estate Management & Development — 0.8%
116,943	DigitalBridge Group, Inc.	1,922,543
70,088	Forestar Group, Inc. (a)	2,172,027
152,399	Newmark Group, Inc., Class A	1,458,459
185,930	Opendoor Technologies, Inc. (a)	370,001
19,437	St. Joe (The) Co.	1,111,796
		7,034,826
	Residential REITs — 0.2%
68,787	Apartment Investment and Management Co., Class A (a)	550,296
Shares	Description	Value

	Residential REITs (Continued)
40,472	Elme Communities	$613,555
34,690	UMH Properties, Inc.	552,265
		1,716,116
	Retail REITs — 0.7%
33,120	Acadia Realty Trust	572,314
2,594	Alexander’s, Inc.	548,787
61,796	Getty Realty Corp.	1,674,671
21,912	InvenTrust Properties Corp.	555,250
30,668	NETSTREIT Corp.	516,756
43,945	Retail Opportunity Investments Corp.	539,205
38,455	SITE Centers Corp.	518,758
38,156	Tanger, Inc.	1,081,722
		6,007,463
	Semiconductors & Semiconductor Equipment — 1.6%
33,805	Cohu, Inc. (a)	1,024,968
53,172	Credo Technology Group Holding Ltd. (a)	950,184
39,956	Diodes, Inc. (a)	2,917,187
24,693	FormFactor, Inc. (a)	1,101,061
13,162	Impinj, Inc. (a)	2,097,759
59,679	Photronics, Inc. (a)	1,635,801
61,480	Semtech Corp. (a)	2,312,878
48,055	Veeco Instruments, Inc. (a)	1,698,264
		13,738,102
	Software — 3.1%
50,891	ACI Worldwide, Inc. (a)	1,735,383
154,771	Adeia, Inc.	1,522,947
6,686	Agilysys, Inc. (a)	555,272
15,547	Alarm.com Holdings, Inc. (a)	1,033,876
68,787	Alkami Technology, Inc. (a)	1,655,703
142,264	AvePoint, Inc. (a)	1,105,391
106,246	Cleanspark, Inc. (a)	1,740,309
26,487	Clear Secure, Inc., Class A	462,728
19,457	Envestnet, Inc. (a)	1,207,696
20,904	HashiCorp, Inc., Class A (a)	678,544
15,875	InterDigital, Inc.	1,567,339
30,701	Jamf Holding Corp. (a)	597,748
32,659	LiveRamp Holdings, Inc. (a)	1,048,680
19,788	Model N, Inc. (a)	586,714
15,506	PROS Holdings, Inc. (a)	507,822
42,874	Q2 Holdings, Inc. (a)	2,203,295
48,650	RingCentral, Inc., Class A (a)	1,441,013
89,281	SolarWinds Corp.	983,877
9,434	Sprout Social, Inc., Class A (a)	475,945
16,995	Verint Systems, Inc. (a)	514,609

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
70,954	Vertex, Inc., Class A (a)	$2,066,890
154,629	Zeta Global Holdings Corp., Class A (a)	1,911,214
		25,602,995
	Specialized REITs — 0.6%
14,386	National Storage Affiliates Trust	504,085
134,216	Outfront Media, Inc.	2,128,666
27,348	Safehold, Inc.	498,828
286,458	Uniti Group, Inc.	1,647,133
		4,778,712
	Specialty Retail — 2.0%
17,763	Boot Barn Holdings, Inc. (a)	1,891,227
41,969	Buckle (The), Inc.	1,569,221
68,654	Caleres, Inc.	2,528,527
71,607	Guess?, Inc.	1,917,635
42,477	ODP (The) Corp. (a)	2,162,504
181,439	Sally Beauty Holdings, Inc. (a)	1,968,613
39,577	Sonic Automotive, Inc., Class A	2,289,134
87,209	Victoria’s Secret & Co. (a)	1,536,622
41,393	Warby Parker, Inc., Class A (a)	485,954
		16,349,437
	Technology Hardware, Storage & Peripherals — 0.5%
45,654	Corsair Gaming, Inc. (a)	506,759
81,790	Diebold Nixdorf, Inc. (a)	2,589,471
94,419	Xerox Holdings Corp.	1,254,829
		4,351,059
	Textiles, Apparel & Luxury Goods — 0.9%
19,959	Carter’s, Inc.	1,365,395
38,840	G-III Apparel Group Ltd. (a)	1,093,346
28,183	Levi Strauss & Co., Class A	598,043
10,025	Oxford Industries, Inc.	1,080,495
26,650	Steven Madden Ltd.	1,076,927
381,685	Under Armour, Inc., Class A (a)	2,568,740
		7,782,946
	Tobacco — 0.4%
54,463	Universal Corp.	2,801,032
51,402	Vector Group Ltd.	532,011
		3,333,043
	Trading Companies & Distributors — 1.6%
8,651	BlueLinx Holdings, Inc. (a)	948,755
387,195	Custom Truck One Source, Inc. (a)	1,932,103
79,392	Distribution Solutions Group, Inc. (a)	2,617,554
185,318	DNOW, Inc. (a)	2,614,837
62,904	Global Industrial Co.	2,422,433
Shares	Description	Value

	Trading Companies & Distributors (Continued)
43,890	H&E Equipment Services, Inc.	$2,119,448
33,355	Xometry, Inc., Class A (a)	596,054
		13,251,184
	Water Utilities — 0.3%
12,120	California Water Service Group	595,334
29,866	SJW Group	1,626,204
		2,221,538
	Wireless Telecommunication Services — 0.6%
192,495	Gogo, Inc. (a)	1,744,005
35,167	Telephone and Data Systems, Inc.	550,364
77,173	United States Cellular Corp. (a)	2,806,010
		5,100,379
	Total Common Stocks	836,898,462
	(Cost $773,539,064)
MONEY MARKET FUNDS — 2.4%
19,061,922	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (d) (e)	19,061,922
557,148	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (d)	557,148
	Total Money Market Funds	19,619,070
	(Cost $19,619,070)

	Total Investments — 102.3%	856,517,532
	(Cost $793,158,134)
	Net Other Assets and Liabilities — (2.3)%	(18,884,945)
	Net Assets — 100.0%	$837,632,587

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $17,840,321 and the total value of the collateral held by the Fund is $19,061,922.

(c)
Non-income producing security which makes payment-in-
kind (“PIK”) distributions. For the fiscal year-to-
date period (August 1, 2023 to April 30, 2024), the Fund
received 12,682 PIK shares of Central Garden & Pet Co.,
Class A.

(d)	Rate shown reflects yield as of April 30, 2024.
(e)	This security serves as collateral for securities on loan.

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 836,898,462	$ 836,898,462	$ —	$ —
Money Market Funds	19,619,070	19,619,070	—	—
Total Investments	$856,517,532	$856,517,532	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.3%
7,528	General Dynamics Corp.	$2,161,214
9,984	L3Harris Technologies, Inc.	2,137,075
9,606	Lockheed Martin Corp.	4,466,118
21,808	RTX Corp.	2,213,948
45,548	Textron, Inc.	3,852,905
		14,831,260
	Air Freight & Logistics — 1.0%
17,497	Expeditors International of Washington, Inc.	1,947,591
22,026	FedEx Corp.	5,765,966
29,399	United Parcel Service, Inc., Class B	4,335,765
		12,049,322
	Automobile Components — 0.8%
137,140	Aptiv PLC (a)	9,736,940
	Automobiles — 1.8%
822,526	Ford Motor Co.	9,993,691
240,866	General Motors Co.	10,725,763
		20,719,454
	Banks — 6.8%
168,287	Bank of America Corp.	6,228,302
138,178	Citigroup, Inc.	8,474,457
240,798	Citizens Financial Group, Inc.	8,213,620
171,500	Fifth Third Bancorp	6,252,890
626,419	Huntington Bancshares, Inc.	8,437,864
276,362	KeyCorp	4,004,485
60,084	M&T Bank Corp.	8,675,529
39,490	PNC Financial Services Group (The), Inc.	6,052,237
415,331	Regions Financial Corp.	8,003,428
142,761	U.S. Bancorp	5,800,380
150,769	Wells Fargo & Co.	8,943,617
		79,086,809
	Beverages — 0.6%
208,069	Keurig Dr Pepper, Inc.	7,011,925
	Biotechnology — 1.5%
20,261	Biogen, Inc. (a)	4,352,468
87,118	Gilead Sciences, Inc.	5,680,093
112,016	Incyte Corp. (a)	5,830,433
2,210	Regeneron Pharmaceuticals, Inc. (a)	1,968,359
		17,831,353
	Broadline Retail — 1.0%
119,569	Coupang, Inc. (a)	2,690,302
165,564	eBay, Inc.	8,533,169
		11,223,471
Shares	Description	Value

	Building Products — 1.3%
66,891	Johnson Controls International PLC	$4,352,598
65,487	Owens Corning	11,015,568
		15,368,166
	Capital Markets — 2.7%
310,868	Franklin Resources, Inc.	7,100,225
15,279	Goldman Sachs Group (The), Inc.	6,519,702
46,402	Morgan Stanley	4,215,158
16,564	Raymond James Financial, Inc.	2,020,808
82,531	State Street Corp.	5,982,672
52,339	T. Rowe Price Group, Inc.	5,734,784
		31,573,349
	Chemicals — 3.7%
18,033	Air Products and Chemicals, Inc.	4,261,919
50,847	Celanese Corp.	7,810,608
131,271	CF Industries Holdings, Inc.	10,366,471
36,885	Corteva, Inc.	1,996,585
36,722	Dow, Inc.	2,089,482
27,745	DuPont de Nemours, Inc.	2,011,512
85,435	LyondellBasell Industries N.V., Class A	8,540,937
14,681	PPG Industries, Inc.	1,893,849
28,595	Westlake Corp.	4,213,759
		43,185,122
	Communications Equipment — 0.5%
127,859	Cisco Systems, Inc.	6,006,816
	Consumer Finance — 1.5%
58,689	Capital One Financial Corp.	8,417,763
202,658	Synchrony Financial	8,912,899
		17,330,662
	Consumer Staples Distribution & Retail — 1.4%
13,630	Dollar General Corp.	1,897,160
111,702	Kroger (The) Co.	6,186,057
26,205	Sysco Corp.	1,947,556
24,653	Target Corp.	3,968,640
35,353	Walmart, Inc.	2,098,200
		16,097,613
	Containers & Packaging — 0.3%
23,024	Packaging Corp. of America	3,982,692
	Distributors — 1.2%
28,201	Genuine Parts Co.	4,433,479
163,610	LKQ Corp.	7,056,500
5,270	Pool Corp.	1,910,533
		13,400,512
	Diversified REITs — 0.7%
154,829	WP Carey, Inc.	8,490,822

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services — 1.6%
620,634	AT&T, Inc.	$10,482,508
208,259	Verizon Communications, Inc.	8,224,148
		18,706,656
	Electric Utilities — 5.6%
74,116	American Electric Power Co., Inc.	6,376,199
65,984	Duke Energy Corp.	6,483,588
90,221	Edison International	6,411,104
103,361	Entergy Corp.	11,025,518
232,596	Exelon Corp.	8,740,958
113,134	FirstEnergy Corp.	4,337,557
68,366	NextEra Energy, Inc.	4,578,471
521,391	PG&E Corp.	8,921,000
162,579	Xcel Energy, Inc.	8,735,370
		65,609,765
	Electronic Equipment, Instruments & Components — 1.9%
64,537	Corning, Inc.	2,154,245
47,640	Jabil, Inc.	5,591,030
60,168	TE Connectivity Ltd.	8,512,569
14,862	Teledyne Technologies, Inc. (a)	5,669,556
		21,927,400
	Energy Equipment & Services — 1.3%
190,491	Baker Hughes Co.	6,213,816
221,678	Halliburton Co.	8,306,275
		14,520,091
	Entertainment — 0.6%
1,000,978	Warner Bros Discovery, Inc. (a)	7,367,198
	Financial Services — 2.1%
25,973	Berkshire Hathaway, Inc., Class B (a)	10,304,268
152,082	Corebridge Financial, Inc. (b)	4,039,298
47,744	Global Payments, Inc.	5,861,531
65,223	PayPal Holdings, Inc. (a)	4,429,946
		24,635,043
	Food Products — 5.5%
173,908	Archer-Daniels-Midland Co.	10,201,443
106,548	Bunge Global S.A.	10,842,324
98,297	Campbell Soup Co.	4,493,156
294,823	Conagra Brands, Inc.	9,074,652
62,447	General Mills, Inc.	4,400,016
22,463	Hershey (The) Co.	4,356,025
125,229	Hormel Foods Corp.	4,453,143
37,128	Kellanova	2,148,226
Shares	Description	Value

	Food Products (Continued)
236,815	Kraft Heinz (The) Co.	$9,143,427
62,420	Mondelez International, Inc., Class A	4,490,495
		63,602,907
	Gas Utilities — 0.5%
53,684	Atmos Energy Corp.	6,329,344
	Ground Transportation — 0.8%
21,929	J.B. Hunt Transport Services, Inc.	3,564,997
95,703	U-Haul Holding Co.	5,868,508
		9,433,505
	Health Care Equipment & Supplies — 0.7%
50,133	Medtronic PLC	4,022,672
33,106	Zimmer Biomet Holdings, Inc.	3,981,990
		8,004,662
	Health Care Providers & Services — 3.6%
81,312	Centene Corp. (a)	5,940,655
12,029	Cigna Group (The)	4,294,834
136,948	CVS Health Corp.	9,272,749
4,101	Elevance Health, Inc.	2,167,706
13,101	HCA Healthcare, Inc.	4,058,952
12,599	Humana, Inc.	3,806,032
9,735	Laboratory Corp. of America Holdings	1,960,337
5,179	Molina Healthcare, Inc. (a)	1,771,736
47,940	Quest Diagnostics, Inc.	6,624,349
4,297	UnitedHealth Group, Inc.	2,078,459
		41,975,809
	Health Care REITs — 0.4%
100,348	Ventas, Inc.	4,443,409
	Household Durables — 1.6%
66,380	D.R. Horton, Inc.	9,458,486
63,513	Lennar Corp., Class A	9,629,841
		19,088,327
	Household Products — 0.2%
16,443	Kimberly-Clark Corp.	2,244,963
	Insurance — 7.7%
74,322	Aflac, Inc.	6,217,035
111,786	American International Group, Inc.	8,418,604
118,163	Arch Capital Group Ltd. (a)	11,052,967
33,723	Chubb Ltd.	8,384,887
87,968	Cincinnati Financial Corp.	10,177,018
27,482	Everest Group Ltd.	10,069,680
40,059	Fidelity National Financial, Inc.	1,982,920
61,925	Hartford Financial Services Group (The), Inc.	5,999,913

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
111,618	Loews Corp.	$8,388,093
7,177	Markel Group, Inc. (a)	10,466,937
18,119	Prudential Financial, Inc.	2,001,787
18,983	Travelers (The) Cos., Inc.	4,027,433
24,050	W.R. Berkley Corp.	1,851,128
		89,038,402
	IT Services — 0.6%
87,070	Cognizant Technology Solutions Corp., Class A	5,718,758
7,704	EPAM Systems, Inc. (a)	1,812,443
		7,531,201
	Life Sciences Tools & Services — 0.7%
83,223	Revvity, Inc.	8,527,861
	Machinery — 1.2%
15,536	Deere & Co.	6,080,946
12,003	Dover Corp.	2,152,138
21,542	Snap-on, Inc.	5,772,394
		14,005,478
	Media — 2.7%
15,035	Charter Communications, Inc., Class A (a)	3,848,058
251,978	Comcast Corp., Class A	9,602,882
139,730	Fox Corp., Class A	4,333,027
195,569	Interpublic Group of (The) Cos., Inc.	5,953,120
243,750	News Corp., Class A	5,801,250
21,984	Omnicom Group, Inc.	2,040,995
		31,579,332
	Metals & Mining — 2.3%
55,193	Nucor Corp.	9,301,676
26,151	Reliance, Inc.	7,445,713
73,689	Steel Dynamics, Inc.	9,588,413
		26,335,802
	Multi-Utilities — 5.9%
118,150	Ameren Corp.	8,727,741
223,990	CenterPoint Energy, Inc.	6,527,069
72,410	CMS Energy Corp.	4,388,770
120,287	Consolidated Edison, Inc.	11,355,093
129,731	Dominion Energy, Inc.	6,613,686
77,926	DTE Energy Co.	8,596,796
130,856	Public Service Enterprise Group, Inc.	9,039,533
121,654	Sempra	8,714,076
53,207	WEC Energy Group, Inc.	4,397,026
		68,359,790
	Office REITs — 0.2%
16,500	Alexandria Real Estate Equities, Inc.	1,911,855
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 14.3%
67,727	Cheniere Energy, Inc.	$10,688,675
69,247	Chevron Corp.	11,167,464
85,819	ConocoPhillips	10,780,583
391,793	Coterra Energy, Inc.	10,719,456
217,678	Devon Energy Corp.	11,140,760
55,122	Diamondback Energy, Inc.	11,086,688
85,443	EOG Resources, Inc.	11,289,584
294,662	EQT Corp.	11,812,999
93,969	Exxon Mobil Corp.	11,113,714
476,476	Kinder Morgan, Inc.	8,709,981
385,433	Marathon Oil Corp.	10,348,876
54,212	Marathon Petroleum Corp.	9,851,405
168,072	Occidental Petroleum Corp.	11,116,282
79,600	ONEOK, Inc.	6,297,952
66,875	Phillips 66	9,577,169
63,996	Valero Energy Corp.	10,231,040
		165,932,628
	Passenger Airlines — 1.5%
218,620	Southwest Airlines Co.	5,671,003
228,139	United Airlines Holdings, Inc. (a)	11,740,033
		17,411,036
	Pharmaceuticals — 1.7%
161,138	Bristol-Myers Squibb Co.	7,080,404
13,448	Johnson & Johnson	1,944,446
76,654	Pfizer, Inc.	1,963,876
731,874	Viatris, Inc.	8,467,782
		19,456,508
	Professional Services — 0.5%
13,834	Jacobs Solutions, Inc.	1,985,594
67,880	SS&C Technologies Holdings, Inc.	4,201,093
		6,186,687
	Residential REITs — 0.9%
101,117	Equity Residential	6,511,935
33,208	Mid-America Apartment Communities, Inc.	4,317,040
		10,828,975
	Retail REITs — 0.7%
445,618	Kimco Realty Corp.	8,301,863
	Semiconductors & Semiconductor Equipment — 1.0%
48,160	Intel Corp.	1,467,435
12,562	QUALCOMM, Inc.	2,083,408
80,672	Skyworks Solutions, Inc.	8,598,828
		12,149,671

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 0.4%
66,840	Zoom Video Communications, Inc., Class A (a)	$4,083,924
	Specialized REITs — 0.2%
59,237	Weyerhaeuser Co.	1,787,180
	Specialty Retail — 1.0%
77,792	Best Buy Co., Inc.	5,728,603
17,153	Lowe’s Cos., Inc.	3,910,712
8,125	Tractor Supply Co.	2,218,775
		11,858,090
	Technology Hardware, Storage & Peripherals — 1.4%
616,086	Hewlett Packard Enterprise Co.	10,473,462
211,166	HP, Inc.	5,931,653
		16,405,115
	Textiles, Apparel & Luxury Goods — 0.2%
22,635	NIKE, Inc., Class B	2,088,305
	Water Utilities — 0.2%
17,405	American Water Works Co., Inc.	2,128,980
	Total Common Stocks	1,161,724,050
	(Cost $1,096,525,209)
MONEY MARKET FUNDS — 0.5%
3,979,610	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	3,979,610
1,681,354	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	1,681,354
	Total Money Market Funds	5,660,964
	(Cost $5,660,964)

	Total Investments — 100.3%	1,167,385,014
	(Cost $1,102,186,173)
	Net Other Assets and Liabilities — (0.3)%	(3,447,513)
	Net Assets — 100.0%	$1,163,937,501

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $3,848,544 and the total value of the collateral held by the Fund is $3,979,610.

(c)	Rate shown reflects yield as of April 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,161,724,050	$ 1,161,724,050	$ —	$ —
Money Market Funds	5,660,964	5,660,964	—	—
Total Investments	$1,167,385,014	$1,167,385,014	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.9%
25,607	Axon Enterprise, Inc. (a)	$8,031,892
10,105	Boeing (The) Co. (a)	1,696,023
57,054	General Electric Co.	9,232,479
20,973	HEICO Corp.	4,349,800
146,347	Howmet Aerospace, Inc.	9,768,662
6,505	TransDigm Group, Inc.	8,118,435
		41,197,291
	Automobiles — 0.2%
178,101	Rivian Automotive, Inc., Class A (a)	1,585,099
	Banks — 1.9%
6,125	First Citizens BancShares, Inc., Class A	10,331,405
49,999	JPMorgan Chase & Co.	9,586,808
		19,918,213
	Beverages — 0.3%
7,176	Constellation Brands, Inc., Class A	1,818,829
32,898	Monster Beverage Corp. (a)	1,758,398
		3,577,227
	Biotechnology — 0.6%
29,045	Neurocrine Biosciences, Inc. (a)	3,994,849
4,665	Vertex Pharmaceuticals, Inc. (a)	1,832,459
		5,827,308
	Broadline Retail — 0.9%
55,519	Amazon.com, Inc. (a)	9,715,825
	Building Products — 4.0%
48,020	Builders FirstSource, Inc. (a)	8,779,016
20,446	Carlisle Cos., Inc.	7,938,160
16,391	Lennox International, Inc.	7,595,917
101,567	Masco Corp.	6,952,261
33,360	Trane Technologies PLC	10,586,463
		41,851,817
	Capital Markets — 4.0%
43,997	Ares Management Corp., Class A	5,855,561
139,044	Bank of New York Mellon (The) Corp.	7,854,596
10,614	Cboe Global Markets, Inc.	1,922,726
99,569	KKR & Co., Inc.	9,266,887
30,323	LPL Financial Holdings, Inc.	8,160,829
4,964	Moody’s Corp.	1,838,318
65,795	Northern Trust Corp.	5,420,850
4,585	S&P Global, Inc.	1,906,580
		42,226,347
	Chemicals — 2.1%
14,803	Albemarle Corp.	1,780,949
25,339	Ecolab, Inc.	5,730,415
Shares	Description	Value

	Chemicals (Continued)
8,626	Linde PLC	$3,803,721
33,676	RPM International, Inc.	3,600,301
23,067	Sherwin-Williams (The) Co.	6,911,104
		21,826,490
	Commercial Services & Supplies — 2.7%
8,516	Cintas Corp.	5,606,424
101,011	Copart, Inc. (a)	5,485,907
41,849	Republic Services, Inc.	8,022,453
86,575	Rollins, Inc.	3,857,782
27,447	Waste Management, Inc.	5,709,525
		28,682,091
	Communications Equipment — 1.4%
34,536	Arista Networks, Inc. (a)	8,860,556
16,482	Motorola Solutions, Inc.	5,589,870
		14,450,426
	Construction & Engineering — 0.9%
38,547	Quanta Services, Inc.	9,966,712
	Construction Materials — 1.6%
16,313	Martin Marietta Materials, Inc.	9,576,873
29,356	Vulcan Materials Co.	7,562,986
		17,139,859
	Consumer Staples Distribution & Retail — 0.7%
10,935	Costco Wholesale Corp.	7,904,912
	Electric Utilities — 1.1%
54,178	Constellation Energy Corp.	10,073,857
70,840	PPL Corp.	1,945,267
		12,019,124
	Electrical Equipment — 3.3%
21,903	AMETEK, Inc.	3,825,578
32,028	Eaton Corp. PLC	10,193,232
19,302	Hubbell, Inc.	7,151,777
6,694	Rockwell Automation, Inc.	1,813,806
122,624	Vertiv Holdings Co., Class A	11,404,032
		34,388,425
	Electronic Equipment, Instruments & Components — 0.6%
50,721	Amphenol Corp., Class A	6,125,575
	Energy Equipment & Services — 0.3%
73,085	Schlumberger N.V.	3,470,076
	Entertainment — 1.8%
94,682	Live Nation Entertainment, Inc. (a)	8,418,177
13,191	Netflix, Inc. (a)	7,263,492

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
51,079	ROBLOX Corp., Class A (a)	$1,816,369
13,133	Take-Two Interactive Software, Inc. (a)	1,875,524
		19,373,562
	Financial Services — 2.7%
89,059	Apollo Global Management, Inc.	9,652,214
18,962	Corpay, Inc. (a)	5,729,179
50,129	Fiserv, Inc. (a)	7,653,194
8,318	Mastercard, Inc., Class A	3,753,082
6,987	Visa, Inc., Class A	1,876,778
		28,664,447
	Food Products — 0.3%
37,603	Lamb Weston Holdings, Inc.	3,133,834
	Ground Transportation — 1.0%
52,608	CSX Corp.	1,747,638
130,075	Uber Technologies, Inc. (a)	8,620,070
		10,367,708
	Health Care Equipment & Supplies — 3.2%
85,424	Boston Scientific Corp. (a)	6,139,423
42,181	Dexcom, Inc. (a)	5,373,438
61,225	Edwards Lifesciences Corp. (a)	5,183,921
14,660	Intuitive Surgical, Inc. (a)	5,433,289
20,228	ResMed, Inc.	4,328,590
8,675	STERIS PLC	1,774,558
16,349	Stryker Corp.	5,501,438
		33,734,657
	Health Care Technology — 0.2%
8,416	Veeva Systems, Inc., Class A (a)	1,671,081
	Hotel & Resort REITs — 0.5%
282,913	Host Hotels & Resorts, Inc.	5,338,568
	Hotels, Restaurants & Leisure — 9.7%
35,468	Airbnb, Inc., Class A (a)	5,624,161
1,613	Booking Holdings, Inc.	5,568,124
490,311	Carnival Corp. (a)	7,266,409
3,445	Chipotle Mexican Grill, Inc. (a)	10,884,822
23,966	Darden Restaurants, Inc.	3,676,624
11,775	Domino’s Pizza, Inc.	6,232,154
72,716	DoorDash, Inc., Class A (a)	9,399,270
220,538	DraftKings, Inc., Class A (a)	9,165,559
58,162	Expedia Group, Inc. (a)	7,830,350
46,949	Hilton Worldwide Holdings, Inc.	9,262,099
77,482	Las Vegas Sands Corp.	3,437,102
31,754	Marriott International, Inc., Class A	7,498,072
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
169,702	MGM Resorts International (a)	$6,693,047
72,042	Royal Caribbean Cruises Ltd. (a)	10,059,225
		102,597,018
	Household Durables — 1.9%
39,300	Garmin Ltd.	5,677,671
723	NVR, Inc. (a)	5,378,289
83,025	PulteGroup, Inc.	9,250,645
		20,306,605
	Household Products — 1.1%
38,403	Church & Dwight Co., Inc.	4,143,300
64,971	Colgate-Palmolive Co.	5,972,134
12,020	Procter & Gamble (The) Co.	1,961,664
		12,077,098
	Independent Power and Renewable Electricity Producers — 1.0%
143,785	Vistra Corp.	10,904,654
	Insurance — 2.3%
5,845	Aon PLC, Class A	1,648,348
16,019	Arthur J. Gallagher & Co.	3,759,499
91,519	Brown & Brown, Inc.	7,462,459
19,951	Erie Indemnity Co., Class A	7,634,450
19,448	Marsh & McLennan Cos., Inc.	3,878,515
		24,383,271
	Interactive Media & Services — 1.4%
26,540	Alphabet, Inc., Class A (a)	4,320,181
20,624	Meta Platforms, Inc., Class A	8,871,826
56,249	Pinterest, Inc., Class A (a)	1,881,529
		15,073,536
	IT Services — 3.4%
5,627	Accenture PLC, Class A	1,693,221
17,932	Akamai Technologies, Inc. (a)	1,809,877
82,741	Cloudflare, Inc., Class A (a)	7,231,563
12,274	Gartner, Inc. (a)	5,064,130
67,506	GoDaddy, Inc., Class A (a)	8,261,384
30,639	International Business Machines Corp.	5,092,202
5,438	MongoDB, Inc. (a)	1,985,849
55,922	Okta, Inc. (a)	5,199,627
		36,337,853
	Life Sciences Tools & Services — 0.7%
13,403	Agilent Technologies, Inc.	1,836,747
23,135	IQVIA Holdings, Inc. (a)	5,361,999
		7,198,746
	Machinery — 6.8%
27,331	Caterpillar, Inc.	9,144,133
46,570	Fortive Corp.	3,505,324

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
20,867	Graco, Inc.	$1,673,533
7,993	IDEX Corp.	1,762,137
7,268	Illinois Tool Works, Inc.	1,774,191
105,472	Ingersoll Rand, Inc.	9,842,647
31,365	Lincoln Electric Holdings, Inc.	6,885,558
7,104	Nordson Corp.	1,834,182
40,352	Otis Worldwide Corp.	3,680,102
80,834	PACCAR, Inc.	8,577,296
14,415	Parker-Hannifin Corp.	7,854,878
68,743	Westinghouse Air Brake Technologies Corp.	11,073,122
30,995	Xylem, Inc.	4,051,047
		71,658,150
	Media — 0.4%
45,823	Trade Desk (The), Inc., Class A (a)	3,796,436
	Oil, Gas & Consumable Fuels — 0.2%
50,045	Williams (The) Cos., Inc.	1,919,726
	Passenger Airlines — 0.8%
167,363	Delta Air Lines, Inc.	8,379,865
	Pharmaceuticals — 0.8%
10,298	Eli Lilly & Co.	8,043,768
	Professional Services — 1.8%
67,464	Booz Allen Hamilton Holding Corp.	9,962,409
9,519	Broadridge Financial Solutions, Inc.	1,841,070
14,973	Equifax, Inc.	3,296,905
50,199	TransUnion	3,664,527
		18,764,911
	Real Estate Management & Development — 0.4%
41,468	CoStar Group, Inc. (a)	3,795,566
	Residential REITs — 0.2%
54,766	Invitation Homes, Inc.	1,872,997
	Retail REITs — 0.3%
25,599	Simon Property Group, Inc.	3,597,428
	Semiconductors & Semiconductor Equipment — 6.0%
32,415	Advanced Micro Devices, Inc. (a)	5,133,888
38,847	Applied Materials, Inc.	7,716,956
4,415	Broadcom, Inc.	5,740,692
57,006	Entegris, Inc.	7,577,237
11,553	First Solar, Inc. (a)	2,036,794
11,469	KLA Corp.	7,905,467
8,245	Lam Research Corp.	7,374,410
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
56,516	Marvell Technology, Inc.	$3,724,970
2,879	Monolithic Power Systems, Inc.	1,927,001
11,085	NVIDIA Corp.	9,577,662
16,168	NXP Semiconductors N.V.	4,142,080
		62,857,157
	Software — 10.1%
7,490	Autodesk, Inc. (a)	1,594,246
18,795	Cadence Design Systems, Inc. (a)	5,180,466
31,237	Crowdstrike Holdings, Inc., Class A (a)	9,138,072
47,334	Datadog, Inc., Class A (a)	5,940,417
4,682	Fair Isaac Corp. (a)	5,306,251
58,642	Fortinet, Inc. (a)	3,705,002
261,188	Gen Digital, Inc.	5,260,326
6,394	HubSpot, Inc. (a)	3,867,539
6,163	Intuit, Inc.	3,855,696
23,381	Manhattan Associates, Inc. (a)	4,817,889
9,520	Microsoft Corp.	3,706,422
162,259	Nutanix, Inc., Class A (a)	9,849,121
31,891	Oracle Corp.	3,627,601
348,182	Palantir Technologies, Inc., Class A (a)	7,649,559
6,864	Palo Alto Networks, Inc. (a)	1,996,669
21,203	PTC, Inc. (a)	3,762,260
3,478	Roper Technologies, Inc.	1,778,858
26,601	Salesforce, Inc.	7,154,073
7,674	ServiceNow, Inc. (a)	5,320,614
10,236	Synopsys, Inc. (a)	5,431,119
14,687	Workday, Inc., Class A (a)	3,594,350
20,795	Zscaler, Inc. (a)	3,596,287
		106,132,837
	Specialized REITs — 1.1%
27,810	Digital Realty Trust, Inc.	3,859,472
99,883	Iron Mountain, Inc.	7,742,930
		11,602,402
	Specialty Retail — 3.0%
2,542	AutoZone, Inc. (a)	7,515,169
10,442	Home Depot (The), Inc.	3,489,925
7,097	O’Reilly Automotive, Inc. (a)	7,191,106
39,865	Ross Stores, Inc.	5,164,511
39,497	TJX (The) Cos., Inc.	3,716,273
11,189	Ulta Beauty, Inc. (a)	4,529,755
		31,606,739
	Technology Hardware, Storage & Peripherals — 2.8%
76,323	NetApp, Inc.	7,800,974
154,101	Pure Storage, Inc., Class A (a)	7,766,690

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
62,878	Seagate Technology Holdings PLC	$5,401,849
9,915	Super Micro Computer, Inc. (a)	8,515,002
		29,484,515
	Textiles, Apparel & Luxury Goods — 0.8%
10,639	Deckers Outdoor Corp. (a)	8,707,702
	Trading Companies & Distributors — 2.4%
75,845	Fastenal Co.	5,152,909
13,887	United Rentals, Inc.	9,276,377
9,845	W.W. Grainger, Inc.	9,070,691
4,514	Watsco, Inc.	2,021,008
		25,520,985
	Wireless Telecommunication Services — 0.2%
11,949	T-Mobile US, Inc.	1,961,667
	Total Common Stocks	1,052,738,306
	(Cost $879,160,410)
MONEY MARKET FUNDS — 0.2%
1,881,510	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (b)	1,881,510
	(Cost $1,881,510)

	Total Investments — 100.0%	1,054,619,816
	(Cost $881,041,920)
	Net Other Assets and Liabilities — (0.0)%	(372,117)
	Net Assets — 100.0%	$1,054,247,699

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,052,738,306	$ 1,052,738,306	$ —	$ —
Money Market Funds	1,881,510	1,881,510	—	—
Total Investments	$1,054,619,816	$1,054,619,816	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.8%
676	AAR Corp. (a)	$46,738
499	General Dynamics Corp.	143,258
490	Huntington Ingalls Industries, Inc.	135,696
662	L3Harris Technologies, Inc.	141,701
637	Lockheed Martin Corp.	296,160
1,446	RTX Corp.	146,798
3,020	Textron, Inc.	255,462
		1,165,813
	Air Freight & Logistics — 0.8%
14,982	Air Transport Services Group, Inc. (a)	192,069
1,160	Expeditors International of Washington, Inc.	129,120
1,461	FedEx Corp.	382,461
2,651	Forward Air Corp.	58,375
1,329	GXO Logistics, Inc. (a)	65,998
3,816	Hub Group, Inc., Class A	153,480
1,949	United Parcel Service, Inc., Class B	287,438
		1,268,941
	Automobile Components — 1.3%
5,010	Adient PLC (a)	149,649
9,094	Aptiv PLC (a)	645,674
8,229	BorgWarner, Inc.	269,664
12,986	Dana, Inc.	161,416
420	Dorman Products, Inc. (a)	36,729
2,331	Fox Factory Holding Corp. (a)	90,723
10,411	Goodyear Tire & Rubber (The) Co. (a)	124,516
1,973	Lear Corp.	248,341
690	Patrick Industries, Inc.	72,098
5,365	Phinia, Inc.	209,235
		2,008,045
	Automobiles — 1.2%
54,543	Ford Motor Co.	662,697
15,972	General Motors Co.	711,233
6,536	Harley-Davidson, Inc.	224,773
1,218	Thor Industries, Inc.	121,094
1,640	Winnebago Industries, Inc.	100,991
		1,820,788
	Banks — 10.5%
2,315	1st Source Corp.	114,824
4,432	Ameris Bancorp	210,431
3,834	Associated Banc-Corp.	80,782
2,335	Atlantic Union Bankshares Corp.	74,183
3,052	Axos Financial, Inc. (a)	154,462
11,159	Bank of America Corp.	412,995
Shares	Description	Value

	Banks (Continued)
6,288	Bank OZK	$280,759
4,334	BankUnited, Inc.	115,848
3,436	Banner Corp.	149,913
3,598	Berkshire Hills Bancorp, Inc.	76,709
2,331	BOK Financial Corp.	206,830
9,858	Cadence Bank	272,771
4,360	Cathay General Bancorp	150,158
9,163	Citigroup, Inc.	561,967
15,968	Citizens Financial Group, Inc.	544,668
14,774	Columbia Banking System, Inc.	277,899
3,899	Comerica, Inc.	195,613
842	Community Bank System, Inc.	36,391
3,108	Customers Bancorp, Inc. (a)	141,942
4,622	CVB Financial Corp.	75,523
1,807	East West Bancorp, Inc.	134,603
11,969	Eastern Bankshares, Inc.	150,331
4,066	Enterprise Financial Services Corp.	154,549
15,206	F.N.B. Corp.	202,848
1,074	FB Financial Corp.	39,362
11,372	Fifth Third Bancorp	414,623
2,283	First Bancorp	69,426
4,701	First BanCorp	81,092
5,046	First Busey Corp.	112,728
11,848	First Commonwealth Financial Corp.	156,275
9,195	First Financial Bancorp	203,301
3,755	First Hawaiian, Inc.	79,193
13,922	First Horizon Corp.	207,716
4,460	First Interstate BancSystem, Inc., Class A	119,082
4,726	First Merchants Corp.	157,943
10,379	Fulton Financial Corp.	171,772
4,657	Hancock Whitney Corp.	211,381
2,346	Heartland Financial USA, Inc.	98,790
2,633	Hilltop Holdings, Inc.	77,042
5,818	Home BancShares, Inc.	137,770
10,544	Hope Bancorp, Inc.	105,651
41,539	Huntington Bancshares, Inc.	559,530
3,170	Independent Bank Corp.	159,261
886	Independent Bank Group, Inc.	32,995
2,938	International Bancshares Corp.	163,500
18,326	KeyCorp	265,544
3,984	M&T Bank Corp.	575,250
4,572	National Bank Holdings Corp., Class A	149,642
2,248	NBT Bancorp, Inc.	78,702
22,195	New York Community Bancorp, Inc.	58,817
471	Nicolet Bankshares, Inc.	36,046
10,417	Northwest Bancshares, Inc.	110,420
10,050	OceanFirst Financial Corp.	148,338

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
3,297	OFG Bancorp	$119,055
16,420	Old National Bancorp	271,587
1,686	Pacific Premier Bancorp, Inc.	36,249
3,267	Pathward Financial, Inc.	164,559
5,570	Peoples Bancorp, Inc.	161,753
1,664	Pinnacle Financial Partners, Inc.	127,629
2,619	PNC Financial Services Group (The), Inc.	401,388
1,623	Popular, Inc.	137,939
1,581	Preferred Bank	119,666
2,173	Prosperity Bancshares, Inc.	134,661
11,320	Provident Financial Services, Inc.	166,178
27,541	Regions Financial Corp.	530,715
3,875	Renasant Corp.	112,607
5,141	S&T Bancorp, Inc.	155,001
7,115	Sandy Spring Bancorp, Inc.	145,502
3,248	Seacoast Banking Corp. of Florida	74,931
6,236	Simmons First National Corp., Class A	106,573
1,681	SouthState Corp.	127,252
3,568	Synovus Financial Corp.	127,699
1,340	Texas Capital Bancshares, Inc. (a)	76,916
4,325	TowneBank	111,888
3,300	TriCo Bancshares	114,741
4,317	Trustmark Corp.	127,783
9,467	U.S. Bancorp	384,644
1,643	UMB Financial Corp.	130,881
3,994	United Bankshares, Inc.	129,645
3,133	United Community Banks, Inc.	79,046
35,914	Valley National Bancorp	251,757
8,049	Veritex Holdings, Inc.	156,795
4,181	WaFd, Inc.	113,263
4,223	Webster Financial Corp.	185,094
9,998	Wells Fargo & Co.	593,081
4,071	WesBanco, Inc.	109,917
3,340	Western Alliance Bancorp	189,812
2,054	Wintrust Financial Corp.	198,499
3,654	WSFS Financial Corp.	156,135
4,940	Zions Bancorp N.A.	201,453
		16,090,485
	Beverages — 0.5%
13,797	Keurig Dr Pepper, Inc.	464,959
4,251	Molson Coors Beverage Co., Class B	243,412
		708,371
	Biotechnology — 1.0%
1,344	Biogen, Inc. (a)	288,718
Shares	Description	Value

	Biotechnology (Continued)
5,777	Gilead Sciences, Inc.	$376,660
7,428	Incyte Corp. (a)	386,628
146	Regeneron Pharmaceuticals, Inc. (a)	130,036
1,244	United Therapeutics Corp. (a)	291,507
		1,473,549
	Broadline Retail — 0.9%
7,929	Coupang, Inc. (a)	178,402
455	Dillard’s, Inc., Class A	199,285
10,979	eBay, Inc.	565,858
7,072	Kohl’s Corp.	169,304
10,726	Macy’s, Inc.	197,680
		1,310,529
	Building Products — 1.2%
2,050	Apogee Enterprises, Inc.	126,649
3,884	JELD-WEN Holding, Inc. (a)	79,622
4,436	Johnson Controls International PLC	288,650
6,476	Masterbrand, Inc. (a)	107,955
4,342	Owens Corning	730,368
3,158	Quanex Building Products Corp.	104,909
7,356	Resideo Technologies, Inc. (a)	143,663
1,743	UFP Industries, Inc.	196,436
		1,778,252
	Capital Markets — 2.1%
1,707	Affiliated Managers Group, Inc.	266,463
884	Artisan Partners Asset Management, Inc., Class A	36,182
1,330	Donnelley Financial Solutions, Inc. (a)	83,497
3,360	Federated Hermes, Inc.	110,376
20,614	Franklin Resources, Inc.	470,824
1,013	Goldman Sachs Group (The), Inc.	432,257
4,308	Invesco Ltd.	61,044
1,621	Jefferies Financial Group, Inc.	69,800
3,077	Morgan Stanley	279,515
1,098	Raymond James Financial, Inc.	133,956
1,988	SEI Investments Co.	131,109
5,473	State Street Corp.	396,738
914	Stifel Financial Corp.	73,047
1,727	StoneX Group, Inc. (a)	125,380
3,471	T. Rowe Price Group, Inc.	380,317
1,943	Victory Capital Holdings, Inc., Class A	98,821
333	Virtus Investment Partners, Inc.	73,034
		3,222,360
	Chemicals — 3.1%
1,196	Air Products and Chemicals, Inc.	282,663
1,468	Ashland, Inc.	139,944
1,647	Avient Corp.	69,866

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
3,372	Celanese Corp.	$517,973
8,705	CF Industries Holdings, Inc.	687,434
2,446	Corteva, Inc.	132,402
2,435	Dow, Inc.	138,551
1,840	DuPont de Nemours, Inc.	133,400
2,139	Eastman Chemical Co.	202,007
10,884	Ecovyst, Inc. (a)	102,636
5,610	FMC Corp.	331,046
896	H.B. Fuller Co.	66,940
5,491	Huntsman Corp.	131,015
2,200	Koppers Holdings, Inc.	112,816
5,666	LyondellBasell Industries N.V., Class A	566,430
1,095	Minerals Technologies, Inc.	79,815
11,009	Mosaic (The) Co.	345,572
3,646	Olin Corp.	190,613
5,160	Orion S.A.	122,086
973	PPG Industries, Inc.	125,517
449	Stepan Co.	37,263
1,896	Westlake Corp.	279,395
		4,795,384
	Commercial Services & Supplies — 0.6%
3,696	ABM Industries, Inc.	161,515
10,565	CoreCivic, Inc. (a)	157,419
11,680	GEO Group (The), Inc. (a)	173,565
896	HNI Corp.	37,587
3,905	Matthews International Corp., Class A	105,357
6,661	MillerKnoll, Inc.	169,389
700	UniFirst Corp.	112,091
		916,923
	Communications Equipment — 0.3%
1,445	Ciena Corp. (a)	66,802
8,478	Cisco Systems, Inc.	398,297
		465,099
	Construction & Engineering — 0.2%
11,344	MDU Resources Group, Inc.	280,197
1,937	Primoris Services Corp.	90,264
		370,461
	Construction Materials — 0.0%
1,604	Summit Materials, Inc., Class A (a)	62,396
	Consumer Finance — 1.7%
7,043	Ally Financial, Inc.	270,099
5,536	Bread Financial Holdings, Inc.	204,334
Shares	Description	Value

	Consumer Finance (Continued)
3,892	Capital One Financial Corp.	$558,229
2,625	Enova International, Inc. (a)	158,891
9,479	Navient Corp.	142,375
427	Nelnet, Inc., Class A	40,215
4,197	OneMain Holdings, Inc.	218,706
5,986	PROG Holdings, Inc.	198,975
6,560	SLM Corp.	139,006
13,439	Synchrony Financial	591,047
		2,521,877
	Consumer Staples Distribution & Retail — 1.2%
2,115	Andersons (The), Inc.	116,198
945	BJ’s Wholesale Club Holdings, Inc. (a)	70,573
904	Dollar General Corp.	125,828
1,406	Grocery Outlet Holding Corp. (a)	36,514
2,689	Ingles Markets, Inc., Class A	192,936
7,407	Kroger (The) Co.	410,200
982	PriceSmart, Inc.	79,139
1,738	Sysco Corp.	129,168
1,635	Target Corp.	263,202
1,324	US Foods Holding Corp. (a)	66,531
2,344	Walmart, Inc.	139,116
3,201	Weis Markets, Inc.	202,079
		1,831,484
	Containers & Packaging — 1.0%
4,727	Berry Global Group, Inc.	267,737
902	Crown Holdings, Inc.	74,027
2,986	Greif, Inc., Class A	182,982
3,663	International Paper Co.	127,985
4,971	O-I Glass, Inc. (a)	74,366
1,527	Packaging Corp. of America	264,141
2,825	Pactiv Evergreen, Inc.	43,053
1,921	Sealed Air Corp.	60,473
2,943	Silgan Holdings, Inc.	137,321
4,942	Sonoco Products Co.	276,999
3,085	TriMas Corp.	80,179
		1,589,263
	Distributors — 0.6%
1,870	Genuine Parts Co.	293,983
10,850	LKQ Corp.	467,960
350	Pool Corp.	126,886
		888,829
	Diversified Consumer Services — 0.6%
42,540	ADT, Inc.	276,510
27,233	Chegg, Inc. (a)	140,795
269	Graham Holdings Co., Class B	188,668

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
11,740	Perdoceo Education Corp.	$214,842
388	Strategic Education, Inc.	44,558
		865,373
	Diversified REITs — 0.6%
2,456	Alexander & Baldwin, Inc.	40,450
7,527	American Assets Trust, Inc.	160,702
10,525	Broadstone Net Lease, Inc.	153,244
10,267	WP Carey, Inc.	563,042
		917,438
	Diversified Telecommunication Services — 1.1%
41,156	AT&T, Inc.	695,125
11,668	Frontier Communications Parent, Inc. (a)	269,997
23,595	Liberty Latin America Ltd., Class C (a)	177,906
2,329	Shenandoah Telecommunications Co.	29,858
13,810	Verizon Communications, Inc.	545,357
		1,718,243
	Electric Utilities — 4.1%
4,793	ALLETE, Inc.	283,842
2,836	Alliant Energy Corp.	141,233
4,915	American Electric Power Co., Inc.	422,838
4,376	Duke Energy Corp.	429,986
5,983	Edison International	425,152
6,854	Entergy Corp.	731,116
5,355	Evergy, Inc.	280,870
15,424	Exelon Corp.	579,634
7,502	FirstEnergy Corp.	287,627
18,293	Hawaiian Electric Industries, Inc.	180,186
1,539	IDACORP, Inc.	145,866
4,534	NextEra Energy, Inc.	303,642
8,334	OGE Energy Corp.	288,773
34,575	PG&E Corp.	591,578
2,869	Pinnacle West Capital Corp.	211,302
3,224	PNM Resources, Inc.	119,481
6,806	Portland General Electric Co.	294,223
10,781	Xcel Energy, Inc.	579,263
		6,296,612
	Electrical Equipment — 0.5%
266	Acuity Brands, Inc.	66,048
1,126	Atkore, Inc.	197,388
1,088	Encore Wire Corp.	303,944
2,270	EnerSys	205,321
1,058	Vicor Corp. (a)	34,258
		806,959
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 2.6%
2,760	Arrow Electronics, Inc. (a)	$352,369
7,207	Avnet, Inc.	352,206
890	Belden, Inc.	72,330
4,280	Corning, Inc.	142,866
2,309	Crane NXT Co.	140,410
865	CTS Corp.	39,574
1,050	ePlus, Inc. (a)	80,724
2,364	IPG Photonics Corp. (a)	198,529
3,159	Jabil, Inc.	370,740
10,244	Knowles Corp. (a)	162,162
590	Littelfuse, Inc.	136,078
1,251	PC Connection, Inc.	77,524
870	Plexus Corp. (a)	87,879
341	Rogers Corp. (a)	40,610
4,598	Sanmina Corp. (a)	278,961
1,896	TD SYNNEX Corp.	223,425
3,990	TE Connectivity Ltd.	564,505
986	Teledyne Technologies, Inc. (a)	376,139
2,585	TTM Technologies, Inc. (a)	38,594
9,090	Vishay Intertechnology, Inc.	210,343
		3,945,968
	Energy Equipment & Services — 1.8%
12,632	Baker Hughes Co.	412,056
14,700	Halliburton Co.	550,809
8,496	Helmerich & Payne, Inc.	334,148
1,480	Kodiak Gas Services, Inc.	40,226
17,246	Liberty Energy, Inc.	379,412
18,306	NOV, Inc.	338,478
1,729	Oceaneering International, Inc. (a)	39,611
29,928	Patterson-UTI Energy, Inc.	323,821
4,748	Valaris Ltd. (a)	308,905
		2,727,466
	Entertainment — 0.4%
4,200	Sphere Entertainment Co. (a)	163,212
66,377	Warner Bros Discovery, Inc. (a)	488,535
		651,747
	Financial Services — 2.4%
1,723	Berkshire Hathaway, Inc., Class B (a)	683,566
10,085	Corebridge Financial, Inc. (b)	267,858
6,005	Essent Group Ltd.	318,085
3,166	Global Payments, Inc.	388,690
4,322	Jackson Financial, Inc., Class A	295,279
15,981	MGIC Investment Corp.	324,095
3,667	Mr. Cooper Group, Inc. (a)	283,092
6,375	NMI Holdings, Inc., Class A (a)	196,732
4,325	PayPal Holdings, Inc. (a)	293,754

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
785	PennyMac Financial Services, Inc.	$67,227
10,676	Radian Group, Inc.	318,892
816	Walker & Dunlop, Inc.	74,770
15,336	Western Union (The) Co.	206,116
		3,718,156
	Food Products — 3.5%
11,532	Archer-Daniels-Midland Co.	676,467
7,065	Bunge Global S.A.	718,934
3,503	Cal-Maine Foods, Inc.	193,821
6,518	Campbell Soup Co.	297,938
19,550	Conagra Brands, Inc.	601,749
6,147	Darling Ingredients, Inc. (a)	260,448
1,561	Fresh Del Monte Produce, Inc.	39,915
4,141	General Mills, Inc.	291,775
1,490	Hershey (The) Co.	288,941
8,304	Hormel Foods Corp.	295,290
2,462	Kellanova	142,451
15,704	Kraft Heinz (The) Co.	606,332
344	Lancaster Colony Corp.	65,639
4,139	Mondelez International, Inc., Class A	297,760
111	Seaboard Corp.	367,422
2,117	TreeHouse Foods, Inc. (a)	79,493
4,386	WK Kellogg Co.	102,369
		5,326,744
	Gas Utilities — 1.2%
3,560	Atmos Energy Corp.	419,724
377	Chesapeake Utilities Corp.	39,913
6,652	National Fuel Gas Co.	353,221
3,331	New Jersey Resources Corp.	145,531
5,539	Northwest Natural Holding Co.	211,313
4,430	ONE Gas, Inc.	285,824
1,878	Southwest Gas Holdings, Inc.	140,136
2,687	Spire, Inc.	166,030
		1,761,692
	Ground Transportation — 1.4%
284	ArcBest Corp.	31,499
1,751	Avis Budget Group, Inc.	167,133
13,813	Heartland Express, Inc.	137,301
26,329	Hertz Global Holdings, Inc. (a)	119,797
1,454	J.B. Hunt Transport Services, Inc.	236,377
3,897	Knight-Swift Transportation Holdings, Inc.	180,158
371	Landstar System, Inc.	64,706
8,925	Marten Transport Ltd.	151,011
2,378	Ryder System, Inc.	289,759
9,106	Schneider National, Inc., Class B	188,312
Shares	Description	Value

	Ground Transportation (Continued)
6,346	U-Haul Holding Co.	$389,137
4,216	Werner Enterprises, Inc.	144,187
		2,099,377
	Health Care Equipment & Supplies — 0.8%
648	Enovis Corp. (a)	35,789
1,332	Globus Medical, Inc., Class A (a)	66,320
1,131	ICU Medical, Inc. (a)	110,747
1,141	Integra LifeSciences Holdings Corp. (a)	33,283
3,325	Medtronic PLC	266,798
4,529	Neogen Corp. (a)	55,843
2,821	Omnicell, Inc. (a)	75,631
5,963	QuidelOrtho Corp. (a)	241,800
316	Teleflex, Inc.	65,965
2,195	Zimmer Biomet Holdings, Inc.	264,015
		1,216,191
	Health Care Providers & Services — 2.6%
391	Addus HomeCare Corp. (a)	37,595
2,638	AMN Healthcare Services, Inc. (a)	158,227
5,392	Centene Corp. (a)	393,940
798	Cigna Group (The)	284,918
9,081	CVS Health Corp.	614,874
272	Elevance Health, Inc.	143,774
865	Encompass Health Corp.	72,124
869	HCA Healthcare, Inc.	269,234
946	Henry Schein, Inc. (a)	65,539
836	Humana, Inc.	252,547
646	Laboratory Corp. of America Holdings	130,085
343	Molina Healthcare, Inc. (a)	117,340
1,284	National HealthCare Corp.	116,677
4,389	Patterson Cos., Inc.	111,788
9,328	Premier, Inc., Class A	194,769
3,179	Quest Diagnostics, Inc.	439,274
4,741	Select Medical Holdings Corp.	134,502
680	Tenet Healthcare Corp. (a)	76,357
285	UnitedHealth Group, Inc.	137,854
1,175	Universal Health Services, Inc., Class B	200,255
		3,951,673
	Health Care REITs — 0.3%
10,101	Healthcare Realty Trust, Inc.	143,738
8,607	Medical Properties Trust, Inc. (b)	39,592
6,654	Ventas, Inc.	294,639
		477,969

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotel & Resort REITs — 0.2%
17,441	RLJ Lodging Trust	$191,851
5,494	Xenia Hotels & Resorts, Inc.	76,202
		268,053
	Hotels, Restaurants & Leisure — 0.9%
4,232	Bloomin’ Brands, Inc.	109,143
4,246	Boyd Gaming Corp.	227,203
1,660	Brinker International, Inc. (a)	88,976
4,902	Caesars Entertainment, Inc. (a)	175,590
1,119	Cheesecake Factory (The), Inc.	38,628
1,134	Cracker Barrel Old Country Store, Inc.	65,987
5,598	Golden Entertainment, Inc.	179,416
3,028	Hilton Grand Vacations, Inc. (a)	126,086
5,313	Life Time Group Holdings, Inc. (a)	72,576
1,127	Marriott Vacations Worldwide Corp.	108,316
1,100	Monarch Casino & Resort, Inc.	74,547
3,925	Penn Entertainment, Inc. (a)	64,920
		1,331,388
	Household Durables — 2.5%
6,285	Beazer Homes USA, Inc. (a)	176,169
101	Cavco Industries, Inc. (a)	36,785
1,709	Century Communities, Inc.	135,558
4,402	D.R. Horton, Inc.	627,241
1,053	Helen of Troy Ltd. (a)	97,624
5,041	KB Home	326,455
5,480	La-Z-Boy, Inc.	179,963
4,212	Lennar Corp., Class A	638,623
1,043	LGI Homes, Inc. (a)	93,797
2,622	M/I Homes, Inc. (a)	304,729
2,037	Meritage Homes Corp.	337,612
841	Skyline Champion Corp. (a)	63,067
5,748	Taylor Morrison Home Corp. (a)	321,945
7,395	Tri Pointe Homes, Inc. (a)	272,506
1,195	Whirlpool Corp.	113,358
1,950	Worthington Enterprises, Inc.	111,462
		3,836,894
	Household Products — 0.3%
3,287	Central Garden & Pet Co., Class A (c)	116,459
1,091	Kimberly-Clark Corp.	148,954
2,502	Reynolds Consumer Products, Inc.	71,632
2,316	Spectrum Brands Holdings, Inc.	189,611
		526,656
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 0.1%
3,578	Clearway Energy, Inc., Class C	$83,654
	Industrial REITs — 0.0%
4,485	LXP Industrial Trust	37,450
	Insurance — 5.6%
4,929	Aflac, Inc.	412,311
524	American Financial Group, Inc.	66,941
7,413	American International Group, Inc.	558,273
7,836	Arch Capital Group Ltd. (a)	732,979
380	Assurant, Inc.	66,272
4,096	Assured Guaranty Ltd.	314,163
2,198	Axis Capital Holdings Ltd.	134,803
2,236	Chubb Ltd.	555,959
5,833	Cincinnati Financial Corp.	674,820
6,002	CNO Financial Group, Inc.	158,033
4,542	Employers Holdings, Inc.	193,444
1,150	Enstar Group Ltd. (a)	333,926
1,822	Everest Group Ltd.	667,599
2,656	Fidelity National Financial, Inc.	131,472
1,171	First American Financial Corp.	62,731
6,291	Genworth Financial, Inc., Class A (a)	37,306
614	Globe Life, Inc.	46,768
4,106	Hartford Financial Services Group (The), Inc.	397,830
7,402	Loews Corp.	556,260
476	Markel Group, Inc. (a)	694,198
4,653	Old Republic International Corp.	138,939
1,202	Prudential Financial, Inc.	132,797
370	Reinsurance Group of America, Inc.	69,186
1,520	RenaissanceRe Holdings Ltd.	333,260
655	Selective Insurance Group, Inc.	66,581
622	Stewart Information Services Corp.	38,570
1,259	Travelers (The) Cos., Inc.	267,109
5,327	Unum Group	270,079
1,595	W.R. Berkley Corp.	122,767
199	White Mountains Insurance Group Ltd.	353,850
		8,589,226
	Interactive Media & Services — 0.3%
6,699	IAC, Inc. (a)	318,604
2,649	Shutterstock, Inc.	113,139
1,308	Ziff Davis, Inc. (a)	65,544
		497,287

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 0.5%
5,774	Cognizant Technology Solutions Corp., Class A	$379,236
10,109	DXC Technology Co. (a)	197,025
511	EPAM Systems, Inc. (a)	120,218
		696,479
	Leisure Products — 0.3%
1,481	Brunswick Corp.	119,428
2,141	Polaris, Inc.	182,327
12,749	Topgolf Callaway Brands Corp. (a)	204,239
		505,994
	Life Sciences Tools & Services — 0.4%
5,519	Revvity, Inc.	565,532
	Machinery — 2.0%
2,905	AGCO Corp.	331,722
433	Albany International Corp., Class A	34,532
1,254	Atmus Filtration Technologies, Inc. (a)	37,983
1,089	Barnes Group, Inc.	37,810
1,848	Columbus McKinnon Corp.	76,267
1,030	Deere & Co.	403,152
796	Dover Corp.	142,723
905	Helios Technologies, Inc.	40,815
804	Hillenbrand, Inc.	38,367
1,965	John Bean Technologies Corp.	175,062
4,866	Kennametal, Inc.	114,497
701	Lindsay Corp.	81,421
444	Middleby (The) Corp. (a)	61,703
5,301	Mueller Industries, Inc.	295,902
2,514	Mueller Water Products, Inc., Class A	39,822
1,719	Oshkosh Corp.	192,992
9,333	REV Group, Inc.	204,019
1,429	Snap-on, Inc.	382,915
4,439	Terex Corp.	248,806
1,635	Timken (The) Co.	145,875
		3,086,385
	Marine Transportation — 0.3%
1,499	Kirby Corp. (a)	163,586
3,179	Matson, Inc.	342,632
		506,218
	Media — 2.1%
9,343	Advantage Solutions, Inc. (a)	39,801
15,499	Altice USA, Inc., Class A (a)	29,913
487	Cable One, Inc.	191,805
Shares	Description	Value

	Media (Continued)
997	Charter Communications, Inc., Class A (a)	$255,172
16,709	Comcast Corp., Class A	636,780
9,266	Fox Corp., Class A	287,339
12,969	Interpublic Group of (The) Cos., Inc.	394,776
4,995	Liberty Broadband Corp., Class C (a)	248,401
16,164	News Corp., Class A	384,703
1,244	Nexstar Media Group, Inc.	199,115
1,458	Omnicom Group, Inc.	135,361
5,467	Scholastic Corp.	194,735
13,799	TEGNA, Inc.	188,218
		3,186,119
	Metals & Mining — 1.8%
1,282	Arch Resources, Inc.	203,556
9,429	Cleveland-Cliffs, Inc. (a)	159,350
6,080	Commercial Metals Co.	326,739
923	Kaiser Aluminum Corp.	83,522
3,660	Nucor Corp.	616,820
1,734	Reliance, Inc.	493,705
6,154	Ryerson Holding Corp.	175,697
4,887	Steel Dynamics, Inc.	635,896
		2,695,285
	Mortgage REITs — 0.8%
7,219	AGNC Investment Corp.	66,054
3,631	Apollo Commercial Real Estate Finance, Inc.	34,966
15,559	Arbor Realty Trust, Inc. (b)	199,622
7,179	Blackstone Mortgage Trust, Inc., Class A (b)	126,638
35,776	Chimera Investment Corp.	147,397
4,145	Claros Mortgage Trust, Inc.	36,061
10,636	MFA Financial, Inc.	112,635
22,580	Ready Capital Corp.	192,382
25,616	Rithm Capital Corp.	284,850
		1,200,605
	Multi-Utilities — 3.5%
7,835	Ameren Corp.	578,772
5,887	Avista Corp.	211,814
5,236	Black Hills Corp.	287,456
14,853	CenterPoint Energy, Inc.	432,816
4,802	CMS Energy Corp.	291,049
7,976	Consolidated Edison, Inc.	752,934
8,603	Dominion Energy, Inc.	438,581
5,167	DTE Energy Co.	570,024
7,751	NiSource, Inc.	215,943
3,238	Northwestern Energy Group, Inc.	163,325
8,677	Public Service Enterprise Group, Inc.	599,407

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
8,067	Sempra	$577,839
3,528	WEC Energy Group, Inc.	291,554
		5,411,514
	Office REITs — 1.0%
1,094	Alexandria Real Estate Equities, Inc.	126,762
1,094	Boston Properties, Inc.	67,708
8,919	Cousins Properties, Inc.	204,602
5,945	Douglas Emmett, Inc.	81,506
7,164	Easterly Government Properties, Inc.	83,747
6,428	Equity Commonwealth (a)	120,332
7,875	Highwoods Properties, Inc.	206,325
25,570	Hudson Pacific Properties, Inc.	148,306
5,138	JBG SMITH Properties	77,121
7,847	Kilroy Realty Corp.	265,229
8,625	Paramount Group, Inc.	40,020
2,484	Vornado Realty Trust	64,658
		1,486,316
	Oil, Gas & Consumable Fuels — 11.6%
7,393	Antero Resources Corp. (a)	251,436
10,394	APA Corp.	326,787
3,742	California Resources Corp.	197,802
4,491	Cheniere Energy, Inc.	708,770
4,023	Chesapeake Energy Corp. (b)	361,587
4,592	Chevron Corp.	740,552
2,005	Chord Energy Corp.	354,845
8,691	CNX Resources Corp. (a)	204,412
22,215	Comstock Resources, Inc.	223,483
5,691	ConocoPhillips	714,904
25,981	Coterra Energy, Inc.	710,840
8,017	CVR Energy, Inc.	243,557
1,316	Delek US Holdings, Inc.	35,966
14,435	Devon Energy Corp.	738,783
3,655	Diamondback Energy, Inc.	735,130
3,509	DT Midstream, Inc.	218,260
5,666	EOG Resources, Inc.	748,649
19,540	EQT Corp.	783,359
6,231	Exxon Mobil Corp.	736,940
5,919	HF Sinclair Corp.	321,106
31,596	Kinder Morgan, Inc.	577,575
27,672	Kosmos Energy Ltd. (a)	156,900
11,016	Magnolia Oil & Gas Corp., Class A	276,171
25,559	Marathon Oil Corp.	686,259
3,595	Marathon Petroleum Corp.	653,284
5,352	Matador Resources Co.	333,430
7,819	Murphy Oil Corp.	349,040
9,006	Northern Oil & Gas, Inc.	367,355
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
11,145	Occidental Petroleum Corp.	$737,130
5,278	ONEOK, Inc.	417,595
6,885	Ovintiv, Inc.	353,338
5,563	Par Pacific Holdings, Inc. (a)	171,340
6,207	PBF Energy, Inc., Class A	330,647
14,730	Peabody Energy Corp.	323,176
4,434	Phillips 66	634,993
10,379	Range Resources Corp.	372,710
7,168	SM Energy Co.	347,576
14,799	Talos Energy, Inc. (a)	195,051
4,244	Valero Energy Corp.	678,488
3,924	Vital Energy, Inc. (a)	208,051
4,588	World Kinect Corp.	107,818
		17,635,095
	Paper & Forest Products — 0.2%
852	Louisiana-Pacific Corp.	62,358
2,671	Sylvamo Corp.	166,937
		229,295
	Passenger Airlines — 1.1%
4,987	Alaska Air Group, Inc. (a)	214,541
2,741	Allegiant Travel Co.	149,549
16,356	JetBlue Airways Corp. (a)	92,902
14,497	Southwest Airlines Co.	376,052
15,128	United Airlines Holdings, Inc. (a)	778,487
		1,611,531
	Personal Care Products — 0.2%
3,141	Edgewell Personal Care Co.	118,164
12,076	Herbalife Ltd. (a)	104,457
63,209	Olaplex Holdings, Inc. (a)	87,861
		310,482
	Pharmaceuticals — 1.4%
10,685	Bristol-Myers Squibb Co.	469,499
13,527	Innoviva, Inc. (a)	204,393
1,780	Jazz Pharmaceuticals PLC (a)	197,135
892	Johnson & Johnson	128,974
1,128	Ligand Pharmaceuticals, Inc. (a)	78,836
11,404	Organon & Co.	212,228
2,822	Pacira BioSciences, Inc. (a)	74,078
4,440	Perrigo Co. PLC	145,010
5,083	Pfizer, Inc.	130,227
48,532	Viatris, Inc.	561,515
		2,201,895
	Professional Services — 1.1%
1,364	ASGN, Inc. (a)	131,558
189	CACI International, Inc., Class A (a)	76,021

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
5,396	Concentrix Corp.	$294,999
785	CSG Systems International, Inc.	37,083
14,237	Dun & Bradstreet Holdings, Inc.	129,557
8,676	Genpact Ltd.	266,700
918	Jacobs Solutions, Inc.	131,761
574	Kforce, Inc.	35,450
615	Korn Ferry	37,343
852	Maximus, Inc.	68,399
413	NV5 Global, Inc. (a)	38,508
901	Robert Half, Inc.	62,295
1,096	Science Applications International Corp.	141,055
4,501	SS&C Technologies Holdings, Inc.	278,567
		1,729,296
	Real Estate Management & Development — 0.1%
366	Jones Lang LaSalle, Inc. (a)	66,136
7,418	Newmark Group, Inc., Class A	70,990
		137,126
	Residential REITs — 0.7%
11,005	Apartment Income REIT Corp.	422,372
6,705	Equity Residential	431,802
2,202	Mid-America Apartment Communities, Inc.	286,260
		1,140,434
	Retail REITs — 0.4%
3,015	Getty Realty Corp.	81,707
29,550	Kimco Realty Corp.	550,516
		632,223
	Semiconductors & Semiconductor Equipment — 0.9%
6,650	Amkor Technology, Inc.	215,128
772	Cirrus Logic, Inc. (a)	68,376
1,214	Cohu, Inc. (a)	36,808
2,339	Diodes, Inc. (a)	170,770
3,193	Intel Corp.	97,291
833	QUALCOMM, Inc.	138,153
5,350	Skyworks Solutions, Inc.	570,257
		1,296,783
	Software — 0.2%
11,114	Adeia, Inc.	109,362
4,432	Zoom Video Communications, Inc., Class A (a)	270,795
		380,157
Shares	Description	Value

	Specialized REITs — 0.2%
4,300	Rayonier, Inc.	$127,538
3,928	Weyerhaeuser Co.	118,508
		246,046
	Specialty Retail — 2.8%
4,233	Academy Sports & Outdoors, Inc.	246,784
2,771	American Eagle Outfitters, Inc.	67,224
1,516	Asbury Automotive Group, Inc. (a)	318,724
1,727	AutoNation, Inc. (a)	278,306
2,858	Bath & Body Works, Inc.	129,810
5,159	Best Buy Co., Inc.	379,909
867	Boot Barn Holdings, Inc. (a)	92,310
3,014	Buckle (The), Inc.	112,693
318	Dick’s Sporting Goods, Inc.	63,899
2,594	Gap (The), Inc.	53,229
1,223	Group 1 Automotive, Inc.	359,587
5,241	Guess?, Inc.	140,354
1,188	Lithia Motors, Inc.	302,203
1,137	Lowe’s Cos., Inc.	259,225
3,109	ODP (The) Corp. (a)	158,279
1,324	Penske Automotive Group, Inc.	202,453
13,279	Sally Beauty Holdings, Inc. (a)	144,077
3,571	Signet Jewelers Ltd.	350,065
2,897	Sonic Automotive, Inc., Class A	167,563
539	Tractor Supply Co.	147,190
6,584	Urban Outfitters, Inc. (a)	256,513
6,262	Victoria’s Secret & Co. (a)	110,336
		4,340,733
	Technology Hardware, Storage & Peripherals — 0.9%
5,986	Diebold Nixdorf, Inc. (a)	189,517
40,854	Hewlett Packard Enterprise Co.	694,518
14,003	HP, Inc.	393,344
6,780	Xerox Holdings Corp.	90,106
		1,367,485
	Textiles, Apparel & Luxury Goods — 0.8%
974	Carter’s, Inc.	66,631
1,761	Columbia Sportswear Co.	140,228
994	Crocs, Inc. (a)	123,624
1,501	NIKE, Inc., Class B	138,482
360	Oxford Industries, Inc.	38,801
1,525	PVH Corp.	165,920
2,333	Skechers U.S.A., Inc., Class A (a)	154,095
957	Steven Madden Ltd.	38,672
4,516	Tapestry, Inc.	180,279
27,935	Under Armour, Inc., Class A (a)	188,003
		1,234,735

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 0.1%
3,986	Universal Corp.	$205,000
	Trading Companies & Distributors — 1.1%
6,947	Air Lease Corp.	349,017
1,458	Beacon Roofing Supply, Inc. (a)	143,657
633	BlueLinx Holdings, Inc. (a)	69,421
1,398	Boise Cascade Co.	184,913
28,338	Custom Truck One Source, Inc. (a)	141,407
13,563	DNOW, Inc. (a)	191,374
2,203	GMS, Inc. (a)	203,821
5,341	Rush Enterprises, Inc., Class A	234,577
1,252	WESCO International, Inc.	191,243
		1,709,430
	Water Utilities — 0.3%
1,154	American Water Works Co., Inc.	141,157
3,858	Essential Utilities, Inc.	141,126
2,145	SJW Group	116,795
		399,078
	Wireless Telecommunication Services — 0.2%
13,822	Gogo, Inc. (a)	125,228
5,648	United States Cellular Corp. (a)	205,361
		330,589
	Total Common Stocks	152,418,925
	(Cost $147,065,797)
MONEY MARKET FUNDS — 0.8%
985,639	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (d) (e)	985,639
197,527	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (d)	197,527
	Total Money Market Funds	1,183,166
	(Cost $1,183,166)

	Total Investments — 100.6%	153,602,091
	(Cost $148,248,963)
	Net Other Assets and Liabilities — (0.6)%	(973,169)
	Net Assets — 100.0%	$152,628,922

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $941,716 and the total value of the collateral held by the Fund is $985,639.

(c)
Non-income producing security which makes payment-in-
kind (“PIK”) distributions. For the fiscal year-to-
date period (August 1, 2023 to April 30, 2024), the Fund
received 684 PIK shares of Central Garden & Pet Co.,
Class A.

(d)	Rate shown reflects yield as of April 30, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 152,418,925	$ 152,418,925	$ —	$ —
Money Market Funds	1,183,166	1,183,166	—	—
Total Investments	$153,602,091	$153,602,091	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.4%
2,232	AeroVironment, Inc. (a)	$356,651
2,217	Axon Enterprise, Inc. (a)	695,384
875	Boeing (The) Co. (a)	146,860
3,334	BWX Technologies, Inc.	319,297
5,453	Cadre Holdings, Inc.	181,858
1,337	Curtiss-Wright Corp.	338,823
4,939	General Electric Co.	799,229
1,816	HEICO Corp.	376,638
2,348	Hexcel Corp.	150,765
12,668	Howmet Aerospace, Inc.	845,589
7,902	Kratos Defense & Security Solutions, Inc. (a)	140,814
2,143	Moog, Inc., Class A	340,887
6,840	Spirit AeroSystems Holdings, Inc., Class A (a)	218,880
563	TransDigm Group, Inc.	702,641
9,657	Triumph Group, Inc. (a)	129,017
2,220	Woodward, Inc.	360,439
		6,103,772
	Automobile Components — 0.5%
14,612	Garrett Motion, Inc. (a)	139,691
7,104	Gentex Corp.	243,667
4,493	Modine Manufacturing Co. (a)	416,187
412	Visteon Corp. (a)	45,579
896	XPEL, Inc. (a) (b)	47,085
		892,209
	Automobiles — 0.1%
15,417	Rivian Automotive, Inc., Class A (a)	137,211
	Banks — 1.7%
6,489	Banc of California, Inc.	88,834
1,121	BancFirst Corp.	99,960
2,949	Bancorp (The), Inc. (a)	88,293
947	City Holding Co.	95,666
2,279	Cullen/Frost Bankers, Inc.	237,791
530	First Citizens BancShares, Inc., Class A	893,983
4,328	JPMorgan Chase & Co.	829,851
2,190	Lakeland Financial Corp.	128,706
3,867	ServisFirst Bancshares, Inc.	227,998
5,962	Stellar Bancorp, Inc.	132,356
2,018	Stock Yards Bancorp, Inc.	89,902
2,019	Westamerica BanCorp	93,985
		3,007,325
	Beverages — 0.6%
5,158	Celsius Holdings, Inc. (a)	367,611
303	Coca-Cola Consolidated, Inc.	250,278
621	Constellation Brands, Inc., Class A	157,399
Shares	Description	Value

	Beverages (Continued)
2,848	Monster Beverage Corp. (a)	$152,225
4,040	Vita Coco (The) Co., Inc. (a)	97,929
		1,025,442
	Biotechnology — 3.9%
37,383	ADMA Biologics, Inc. (a)	243,737
6,751	Agios Pharmaceuticals, Inc. (a)	219,407
6,319	Alkermes PLC (a)	155,068
6,224	Alpine Immune Sciences, Inc. (a)	402,008
2,910	Apellis Pharmaceuticals, Inc. (a)	128,593
33,798	Ardelyx, Inc. (a)	216,307
5,974	Beam Therapeutics, Inc. (a)	126,768
3,607	Blueprint Medicines Corp. (a)	329,463
9,112	Catalyst Pharmaceuticals, Inc. (a)	137,136
4,703	Celldex Therapeutics, Inc. (a)	175,986
3,103	Crinetics Pharmaceuticals, Inc. (a)	135,973
1,220	Cytokinetics, Inc. (a)	74,810
3,078	Deciphera Pharmaceuticals, Inc. (a)	77,781
2,359	Denali Therapeutics, Inc. (a)	36,423
1,239	Exact Sciences Corp. (a)	73,535
7,209	Exelixis, Inc. (a)	169,123
44,013	Geron Corp. (a)	172,971
4,205	Halozyme Therapeutics, Inc. (a)	160,210
3,310	Ideaya Biosciences, Inc. (a)	134,552
45,946	ImmunityBio, Inc. (a) (c)	367,109
3,153	Insmed, Inc. (a)	77,942
1,973	Ionis Pharmaceuticals, Inc. (a)	81,406
6,138	Kymera Therapeutics, Inc. (a)	206,360
4,383	Merus N.V. (a)	196,841
1,927	Mirum Pharmaceuticals, Inc. (a)	48,387
1,375	Morphic Holding, Inc. (a)	37,496
4,629	Myriad Genetics, Inc. (a)	90,590
4,676	Natera, Inc. (a)	434,307
2,514	Neurocrine Biosciences, Inc. (a)	345,776
6,823	Protagonist Therapeutics, Inc. (a)	171,326
4,993	PTC Therapeutics, Inc. (a)	160,525
4,856	Recursion Pharmaceuticals, Inc., Class A (a)	37,974
2,654	REVOLUTION Medicines, Inc. (a)	98,941
4,555	Rhythm Pharmaceuticals, Inc. (a)	181,107
8,115	Roivant Sciences Ltd. (a)	88,454
1,321	Sarepta Therapeutics, Inc. (a)	167,318
5,557	Scholar Rock Holding Corp. (a)	81,521
47,677	Summit Therapeutics, Inc. (a) (c)	187,371
6,098	Tango Therapeutics, Inc. (a)	46,955
9,549	TG Therapeutics, Inc. (a)	130,439
5,753	Twist Bioscience Corp. (a)	179,666

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology (Continued)
1,832	Ultragenyx Pharmaceutical, Inc. (a)	$77,933
2,185	Veracyte, Inc. (a)	42,760
4,743	Vericel Corp. (a)	217,561
404	Vertex Pharmaceuticals, Inc. (a)	158,695
		7,084,611
	Broadline Retail — 0.7%
4,806	Amazon.com, Inc. (a)	841,050
9,738	Nordstrom, Inc.	185,119
3,225	Ollie’s Bargain Outlet Holdings, Inc. (a)	235,877
		1,262,046
	Building Products — 4.2%
2,868	A.O. Smith Corp.	237,585
3,883	AAON, Inc.	365,352
1,986	Advanced Drainage Systems, Inc.	311,802
1,905	Allegion PLC	231,572
1,942	American Woodmark Corp. (a)	178,819
3,443	Armstrong World Industries, Inc.	395,532
8,516	AZEK (The) Co., Inc. (a)	388,670
3,191	AZZ, Inc.	228,571
4,157	Builders FirstSource, Inc. (a)	759,983
1,770	Carlisle Cos., Inc.	687,203
841	CSW Industrials, Inc.	199,838
1,804	Gibraltar Industries, Inc. (a)	128,914
3,364	Griffon Corp.	220,409
13,046	Janus International Group, Inc. (a)	187,993
1,419	Lennox International, Inc.	657,593
8,792	Masco Corp.	601,812
1,251	Simpson Manufacturing Co., Inc.	217,536
3,794	Tecnoglass, Inc.	210,757
2,888	Trane Technologies PLC	916,478
2,572	Trex Co., Inc. (a)	227,751
10,222	Zurn Elkay Water Solutions Corp.	319,744
		7,673,914
	Capital Markets — 3.3%
3,808	Ares Management Corp., Class A	506,807
5,574	AssetMark Financial Holdings, Inc. (a)	188,457
12,036	Bank of New York Mellon (The) Corp.	679,914
18,141	Blue Owl Capital, Inc.	342,683
919	Cboe Global Markets, Inc.	166,477
1,112	Cohen & Steers, Inc.	76,483
8,734	Golub Capital BDC, Inc. (c)	151,710
759	Hamilton Lane, Inc., Class A	84,795
Shares	Description	Value

	Capital Markets (Continued)
3,063	Interactive Brokers Group, Inc., Class A	$352,613
8,619	KKR & Co., Inc.	802,170
2,625	LPL Financial Holdings, Inc.	706,466
430	Moody’s Corp.	159,242
832	Morningstar, Inc.	235,165
5,696	Northern Trust Corp.	469,293
1,541	PJT Partners, Inc., Class A	145,609
21,245	Robinhood Markets, Inc., Class A (a)	350,330
397	S&P Global, Inc.	165,085
3,249	TPG, Inc.	140,032
1,642	Tradeweb Markets, Inc., Class A	167,008
21,478	WisdomTree, Inc.	191,154
		6,081,493
	Chemicals — 1.8%
1,282	Albemarle Corp.	154,237
7,461	Axalta Coating Systems Ltd. (a)	234,574
552	Balchem Corp.	78,042
2,783	Cabot Corp.	253,893
2,193	Ecolab, Inc.	495,947
2,570	Hawkins, Inc.	194,729
1,126	Innospec, Inc.	135,120
747	Linde PLC	329,397
539	NewMarket Corp.	284,010
2,915	RPM International, Inc.	311,643
2,646	Scotts Miracle-Gro (The) Co.	181,357
1,997	Sherwin-Williams (The) Co.	598,321
		3,251,270
	Commercial Services & Supplies — 2.6%
7,738	ACV Auctions, Inc., Class A (a)	135,028
1,665	Brady Corp., Class A	98,235
3,703	Brink’s (The) Co.	323,864
1,730	Casella Waste Systems, Inc., Class A (a)	156,392
2,788	Cimpress PLC (a)	237,733
737	Cintas Corp.	485,197
1,700	Clean Harbors, Inc. (a)	322,065
8,744	Copart, Inc. (a)	474,887
9,198	Driven Brands Holdings, Inc. (a)	131,807
1,767	MSA Safety, Inc.	318,767
3,623	Republic Services, Inc.	694,529
7,494	Rollins, Inc.	333,933
11,104	Steelcase, Inc., Class A	133,581
1,852	Tetra Tech, Inc.	360,621
2,376	Waste Management, Inc.	494,255
		4,700,894
	Communications Equipment — 0.8%
2,990	Arista Networks, Inc. (a)	767,114

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment (Continued)
902	F5, Inc. (a)	$149,110
7,343	Harmonic, Inc. (a)	78,864
1,427	Motorola Solutions, Inc.	483,967
		1,479,055
	Construction & Engineering — 2.2%
10,890	API Group Corp. (a)	420,027
2,989	Arcosa, Inc.	227,224
1,346	Comfort Systems USA, Inc.	416,466
4,394	Construction Partners, Inc., Class A (a)	226,906
1,719	Dycom Industries, Inc. (a)	240,694
1,221	EMCOR Group, Inc.	436,105
4,319	Granite Construction, Inc.	239,705
2,028	IES Holdings, Inc. (a)	274,023
1,396	MYR Group, Inc. (a)	232,085
3,337	Quanta Services, Inc.	862,815
2,237	Sterling Infrastructure, Inc. (a)	227,279
3,679	WillScot Mobile Mini Holdings Corp. (a)	135,976
		3,939,305
	Construction Materials — 1.2%
1,574	Eagle Materials, Inc.	394,617
1,412	Martin Marietta Materials, Inc.	828,943
828	United States Lime & Minerals, Inc.	256,680
2,541	Vulcan Materials Co.	654,638
		2,134,878
	Consumer Finance — 0.3%
2,683	FirstCash Holdings, Inc.	303,125
23,434	SoFi Technologies, Inc. (a)	158,883
		462,008
	Consumer Staples Distribution & Retail — 0.9%
806	Casey’s General Stores, Inc.	257,582
947	Costco Wholesale Corp.	684,586
3,438	Performance Food Group Co. (a)	233,371
6,633	Sprouts Farmers Market, Inc. (a)	437,977
		1,613,516
	Containers & Packaging — 0.3%
1,783	AptarGroup, Inc.	257,429
8,794	Graphic Packaging Holding Co.	227,325
		484,754
Shares	Description	Value

	Diversified Consumer Services — 1.0%
2,826	Adtalem Global Education, Inc. (a)	$140,226
3,773	Bright Horizons Family Solutions, Inc. (a)	391,298
1,163	Duolingo, Inc. (a)	262,547
3,029	Frontdoor, Inc. (a)	92,960
1,256	Grand Canyon Education, Inc. (a)	163,305
1,742	H&R Block, Inc.	82,275
13,547	Laureate Education, Inc.	196,432
12,734	Mister Car Wash, Inc. (a)	85,190
10,978	OneSpaWorld Holdings Ltd. (a)	139,640
3,131	Stride, Inc. (a)	208,994
8,988	Udemy, Inc. (a)	90,060
		1,852,927
	Diversified REITs — 0.1%
14,338	Empire State Realty Trust, Inc., Class A	130,476
3,208	Essential Properties Realty Trust, Inc.	84,498
		214,974
	Diversified Telecommunication Services — 0.1%
2,618	Cogent Communications Holdings, Inc.	168,023
67,137	Globalstar, Inc. (a)	86,607
		254,630
	Electric Utilities — 0.6%
4,690	Constellation Energy Corp.	872,058
615	MGE Energy, Inc.	48,167
990	Otter Tail Corp.	84,506
6,132	PPL Corp.	168,385
		1,173,116
	Electrical Equipment — 2.1%
1,896	AMETEK, Inc.	331,155
2,772	Eaton Corp. PLC	882,217
2,792	Fluence Energy, Inc. (a)	49,809
1,671	Hubbell, Inc.	619,139
7,600	NEXTracker, Inc., Class A (a)	325,204
1,734	Powell Industries, Inc.	247,962
579	Rockwell Automation, Inc.	156,886
4,439	Thermon Group Holdings, Inc. (a)	141,737
10,615	Vertiv Holdings Co., Class A	987,195
		3,741,304
	Electronic Equipment, Instruments & Components — 1.1%
4,391	Amphenol Corp., Class A	530,301
1,057	Badger Meter, Inc.	193,346

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
2,667	Itron, Inc. (a)	$245,684
17,360	Mirion Technologies, Inc. (a)	188,703
3,617	Napco Security Technologies, Inc.	147,212
1,382	OSI Systems, Inc. (a)	181,650
3,202	PAR Technology Corp. (a)	135,381
7,543	Vontier Corp.	306,472
		1,928,749
	Energy Equipment & Services — 1.2%
12,543	Archrock, Inc.	240,700
2,900	Cactus, Inc., Class A	143,956
7,150	ChampionX Corp.	240,025
10,648	Diamond Offshore Drilling, Inc. (a)	130,332
18,209	Helix Energy Solutions Group, Inc. (a)	195,565
12,751	RPC, Inc.	85,304
6,327	Schlumberger N.V.	300,406
4,649	Tidewater, Inc. (a)	427,011
3,705	Weatherford International PLC (a)	458,012
		2,221,311
	Entertainment — 1.1%
10,984	Cinemark Holdings, Inc. (a)	188,266
8,196	Live Nation Entertainment, Inc. (a)	728,707
1,142	Netflix, Inc. (a)	628,831
4,422	ROBLOX Corp., Class A (a)	157,246
1,137	Take-Two Interactive Software, Inc. (a)	162,375
990	TKO Group Holdings, Inc.	93,723
2,590	Warner Music Group Corp., Class A	85,470
		2,044,618
	Financial Services — 2.8%
9,182	Affirm Holdings, Inc. (a)	292,722
7,709	Apollo Global Management, Inc.	835,501
15,010	AvidXchange Holdings, Inc. (a)	175,017
1,641	Corpay, Inc. (a)	495,812
3,112	Euronet Worldwide, Inc. (a)	319,540
2,474	EVERTEC, Inc.	92,849
1,002	Federal Agricultural Mortgage Corp., Class C	186,502
4,339	Fiserv, Inc. (a)	662,435
1,951	Flywire Corp. (a)	39,996
492	Jack Henry & Associates, Inc.	80,044
720	Mastercard, Inc., Class A	324,864
Shares	Description	Value

	Financial Services (Continued)
5,714	Merchants Bancorp	$230,446
9,962	Payoneer Global, Inc. (a)	49,212
7,003	Remitly Global, Inc. (a)	124,864
6,783	Rocket Cos., Inc., Class A (a)	83,295
2,589	Shift4 Payments, Inc., Class A (a)	149,800
17,161	Toast, Inc., Class A (a)	405,514
605	Visa, Inc., Class A	162,509
1,440	WEX, Inc. (a)	304,214
		5,015,136
	Food Products — 0.8%
3,691	Freshpet, Inc. (a)	391,504
2,196	Ingredion, Inc.	251,640
335	J & J Snack Foods Corp.	45,992
3,255	Lamb Weston Holdings, Inc.	271,272
3,219	Post Holdings, Inc. (a)	341,697
3,081	Tootsie Roll Industries, Inc.	91,536
		1,393,641
	Ground Transportation — 1.0%
4,554	CSX Corp.	151,284
22,102	Lyft, Inc., Class A (a)	345,675
585	Saia, Inc. (a)	232,146
11,260	Uber Technologies, Inc. (a)	746,200
3,504	XPO, Inc. (a)	376,540
		1,851,845
	Health Care Equipment & Supplies — 3.2%
7,394	Boston Scientific Corp. (a)	531,407
3,651	Dexcom, Inc. (a)	465,101
5,300	Edwards Lifesciences Corp. (a)	448,751
2,721	Glaukos Corp. (a)	261,216
1,002	Haemonetics Corp. (a)	92,134
796	Inspire Medical Systems, Inc. (a)	192,361
3,665	Integer Holdings Corp. (a)	409,124
1,269	Intuitive Surgical, Inc. (a)	470,317
1,475	iRhythm Technologies, Inc. (a)	161,631
1,374	Lantheus Holdings, Inc. (a)	91,426
2,189	LeMaitre Vascular, Inc.	141,847
1,129	Merit Medical Systems, Inc. (a)	83,659
4,993	PROCEPT BioRobotics Corp. (a)	264,529
1,751	ResMed, Inc.	374,696
4,784	RxSight, Inc. (a)	249,390
1,313	Shockwave Medical, Inc. (a)	433,539
751	STERIS PLC	153,625
1,415	Stryker Corp.	476,148
4,102	Tandem Diabetes Care, Inc. (a)	150,502
1,335	TransMedics Group, Inc. (a)	125,664
978	UFP Technologies, Inc. (a)	201,409
		5,778,476

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services — 1.5%
7,937	agilon health, Inc. (a)	$43,653
9,761	Alignment Healthcare, Inc. (a)	50,269
37,327	Brookdale Senior Living, Inc. (a)	253,450
267	Chemed Corp.	151,656
976	CorVel Corp. (a)	233,118
3,098	DaVita, Inc. (a)	430,653
2,750	Ensign Group (The), Inc.	325,490
3,143	HealthEquity, Inc. (a)	248,014
15,949	Hims & Hers Health, Inc. (a)	199,841
7,847	LifeStance Health Group, Inc. (a)	48,494
6,278	NeoGenomics, Inc. (a)	87,390
5,100	Option Care Health, Inc. (a)	152,439
2,471	Privia Health Group, Inc. (a)	45,466
6,726	Progyny, Inc. (a)	215,636
5,070	RadNet, Inc. (a)	245,895
2,867	Surgery Partners Inc. (a)	71,532
		2,802,996
	Health Care REITs — 0.2%
1,987	CareTrust REIT, Inc.	49,119
2,312	National Health Investors, Inc.	145,795
6,682	Sabra Health Care REIT, Inc.	93,013
		287,927
	Health Care Technology — 0.3%
2,708	Certara, Inc. (a)	46,334
1,799	Doximity, Inc., Class A (a)	43,698
7,826	Evolent Health, Inc., Class A (a)	217,093
4,124	Phreesia, Inc. (a)	85,532
729	Veeva Systems, Inc., Class A (a)	144,750
		537,407
	Hotel & Resort REITs — 0.7%
5,222	Apple Hospitality REIT, Inc.	77,077
15,114	DiamondRock Hospitality Co.	134,515
24,490	Host Hotels & Resorts, Inc.	462,126
14,107	Park Hotels & Resorts, Inc.	227,546
6,404	Pebblebrook Hotel Trust	93,050
2,220	Ryman Hospitality Properties, Inc.	234,165
13,038	Sunstone Hotel Investors, Inc.	132,988
		1,361,467
	Hotels, Restaurants & Leisure — 7.7%
3,070	Airbnb, Inc., Class A (a)	486,810
10,521	Aramark	331,517
140	Booking Holdings, Inc.	483,284
14,407	Bowlero Corp., Class A (c)	169,282
42,442	Carnival Corp. (a)	628,991
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
298	Chipotle Mexican Grill, Inc. (a)	$941,561
1,354	Choice Hotels International, Inc. (c)	160,124
1,382	Churchill Downs, Inc.	178,278
2,075	Darden Restaurants, Inc.	318,326
3,941	Dave & Buster’s Entertainment, Inc. (a)	210,449
1,019	Domino’s Pizza, Inc.	539,326
6,295	DoorDash, Inc., Class A (a)	813,692
19,090	DraftKings, Inc., Class A (a)	793,380
2,991	Dutch Bros, Inc., Class A (a)	84,227
5,034	Expedia Group, Inc. (a)	677,727
10,022	First Watch Restaurant Group, Inc. (a)	255,761
4,064	Hilton Worldwide Holdings, Inc.	801,746
2,679	Hyatt Hotels Corp., Class A	398,608
707	Jack in the Box, Inc.	40,349
2,143	Kura Sushi USA, Inc., Class A (a)	235,901
6,707	Las Vegas Sands Corp.	297,523
4,189	Light & Wonder, Inc. (a)	373,910
2,749	Marriott International, Inc., Class A	649,121
14,690	MGM Resorts International (a)	579,374
20,433	Norwegian Cruise Line Holdings Ltd. (a)	386,592
727	Papa John’s International, Inc.	44,849
1,366	Planet Fitness, Inc., Class A (a)	81,741
2,428	Red Rock Resorts, Inc., Class A	128,975
6,236	Royal Caribbean Cruises Ltd. (a)	870,733
2,372	Shake Shack, Inc., Class A (a)	251,076
9,768	Sweetgreen, Inc., Class A (a)	219,487
2,769	Texas Roadhouse, Inc.	445,200
5,039	Travel + Leisure Co.	219,398
1,756	United Parks & Resorts, Inc. (a)	89,240
384	Vail Resorts, Inc.	72,718
4,540	Wendy’s (The) Co.	90,755
1,167	Wingstop, Inc.	449,050
2,510	Wynn Resorts Ltd.	230,042
		14,029,123
	Household Durables — 2.0%
5,642	Dream Finders Homes, Inc., Class A (a)	200,291
3,402	Garmin Ltd.	491,487
4,096	Green Brick Partners, Inc. (a)	221,716
1,653	Installed Building Products, Inc.	389,662
63	NVR, Inc. (a)	468,648
7,187	PulteGroup, Inc.	800,775
4,516	Tempur Sealy International, Inc.	226,071

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
3,306	Toll Brothers, Inc.	$393,778
970	TopBuild Corp. (a)	392,530
		3,584,958
	Household Products — 0.7%
3,324	Church & Dwight Co., Inc.	358,626
5,624	Colgate-Palmolive Co.	516,958
1,040	Procter & Gamble (The) Co.	169,728
675	WD-40 Co.	152,638
		1,197,950
	Independent Power and Renewable Electricity Producers — 0.6%
4,770	AES (The) Corp.	85,383
12,446	Vistra Corp.	943,905
		1,029,288
	Industrial REITs — 0.1%
476	EastGroup Properties, Inc.	73,952
1,403	Innovative Industrial Properties, Inc.	145,070
		219,022
	Insurance — 2.5%
506	Aon PLC, Class A	142,697
1,387	Arthur J. Gallagher & Co.	325,515
7,922	Brown & Brown, Inc.	645,960
6,820	BRP Group, Inc., Class A (a)	181,685
1,727	Erie Indemnity Co., Class A	660,854
727	Goosehead Insurance, Inc., Class A (a)	41,373
815	Kinsale Capital Group, Inc.	296,049
12,028	Lemonade, Inc. (a) (c)	207,242
1,683	Marsh & McLennan Cos., Inc.	335,641
16,592	Oscar Health, Inc., Class A (a)	288,203
2,943	Palomar Holdings, Inc. (a)	231,526
1,353	Primerica, Inc.	286,647
1,728	RLI Corp.	244,253
4,623	Ryan Specialty Holdings, Inc.	228,099
19,412	SiriusPoint Ltd. (a)	228,673
6,595	Skyward Specialty Insurance Group, Inc. (a)	230,297
		4,574,714
	Interactive Media & Services — 1.0%
2,297	Alphabet, Inc., Class A (a)	373,905
4,276	Cargurus, Inc. (a)	96,039
2,818	Cars.com, Inc. (a)	47,089
11,666	Getty Images Holdings, Inc. (a) (c)	42,931
2,357	Match Group, Inc. (a)	72,643
Shares	Description	Value

	Interactive Media & Services (Continued)
1,785	Meta Platforms, Inc., Class A	$767,853
4,869	Pinterest, Inc., Class A (a)	162,868
8,878	TripAdvisor, Inc. (a)	233,758
2,505	Yelp, Inc. (a)	100,801
		1,897,887
	IT Services — 2.1%
487	Accenture PLC, Class A	146,543
1,552	Akamai Technologies, Inc. (a)	156,643
7,162	Cloudflare, Inc., Class A (a)	625,959
7,502	Couchbase, Inc. (a)	181,098
3,804	DigitalOcean Holdings, Inc. (a)	125,000
1,063	Gartner, Inc. (a)	438,583
5,844	GoDaddy, Inc., Class A (a)	715,189
2,652	International Business Machines Corp.	440,762
15,723	Kyndryl Holdings, Inc. (a)	309,114
471	MongoDB, Inc. (a)	172,000
4,841	Okta, Inc. (a)	450,116
3,986	Squarespace, Inc., Class A (a)	138,952
		3,899,959
	Leisure Products — 0.2%
3,891	Acushnet Holdings Corp.	237,273
1,513	Hasbro, Inc.	92,747
		330,020
	Life Sciences Tools & Services — 0.9%
1,160	Agilent Technologies, Inc.	158,967
3,642	Bruker Corp.	284,113
947	Charles River Laboratories International, Inc. (a)	216,863
7,215	Cytek Biosciences, Inc. (a)	43,362
2,003	IQVIA Holdings, Inc. (a)	464,235
1,058	Medpace Holdings, Inc. (a)	410,874
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f) (g)	0
162	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f) (g)	0
		1,578,414
	Machinery — 5.9%
864	Alamo Group, Inc.	167,944
5,269	Allison Transmission Holdings, Inc.	387,535
2,366	Caterpillar, Inc.	791,593
3,436	Donaldson Co., Inc.	248,079
5,535	Enerpac Tool Group Corp.	197,212
3,868	Esab Corp.	409,544
452	ESCO Technologies, Inc.	45,855
4,031	Federal Signal Corp.	327,720
4,031	Fortive Corp.	303,413
1,602	Franklin Electric Co., Inc.	154,225

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
1,806	Graco, Inc.	$144,841
4,736	Greenbrier (The) Cos., Inc.	233,911
692	IDEX Corp.	152,558
629	Illinois Tool Works, Inc.	153,545
9,130	Ingersoll Rand, Inc.	852,012
2,515	ITT, Inc.	325,290
1,043	Kadant, Inc.	285,563
2,715	Lincoln Electric Holdings, Inc.	596,024
615	Nordson Corp.	158,787
3,493	Otis Worldwide Corp.	318,562
6,997	PACCAR, Inc.	742,452
1,248	Parker-Hannifin Corp.	680,048
316	RBC Bearings, Inc. (a)	77,278
3,473	SPX Technologies, Inc. (a)	423,046
797	Standex International Corp.	137,785
7,603	Symbotic, Inc. (a) (c)	293,248
2,029	Tennant Co.	236,338
7,087	Trinity Industries, Inc.	184,404
6,593	Wabash National Corp.	152,364
805	Watts Water Technologies, Inc., Class A	159,760
5,951	Westinghouse Air Brake Technologies Corp.	958,587
2,683	Xylem, Inc.	350,668
		10,650,191
	Media — 0.4%
6,926	EchoStar Corp., Class A (a)	110,747
18,361	Magnite, Inc. (a)	162,128
1,979	New York Times (The) Co., Class A	85,156
3,967	Trade Desk (The), Inc., Class A (a)	328,666
		686,697
	Metals & Mining — 0.6%
775	Alpha Metallurgical Resources, Inc.	253,518
6,686	ATI, Inc. (a)	399,154
2,034	Carpenter Technology Corp.	174,314
749	Materion Corp.	86,090
2,818	Warrior Met Coal, Inc.	192,610
		1,105,686
	Mortgage REITs — 0.4%
8,688	Annaly Capital Management, Inc.	162,813
10,872	Franklin BSP Realty Trust, Inc.	135,791
3,475	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	86,910
4,350	Ladder Capital Corp.	46,675
6,723	PennyMac Mortgage Investment Trust	93,114
Shares	Description	Value

	Mortgage REITs (Continued)
8,414	Starwood Property Trust, Inc.	$159,614
7,454	Two Harbors Investment Corp.	94,144
		779,061
	Office REITs — 0.1%
3,580	SL Green Realty Corp. (c)	178,391
	Oil, Gas & Consumable Fuels — 1.0%
18,250	Antero Midstream Corp.	252,580
1,127	Civitas Resources, Inc.	81,099
1,734	CONSOL Energy, Inc.	143,506
5,132	Dorian LPG Ltd.	212,054
1,233	Gulfport Energy Corp. (a)	195,689
3,710	International Seaways, Inc.	205,126
2,475	Kinetik Holdings, Inc.	94,891
14,530	Permian Resources Corp.	243,377
3,992	Sitio Royalties Corp., Class A	92,774
14,621	Uranium Energy Corp. (a)	98,692
2,566	Viper Energy, Inc.	97,919
4,332	Williams (The) Cos., Inc.	166,176
		1,883,883
	Passenger Airlines — 0.7%
16,716	American Airlines Group, Inc. (a)	225,833
14,487	Delta Air Lines, Inc.	725,364
3,572	SkyWest, Inc. (a)	260,863
		1,212,060
	Personal Care Products — 0.5%
5,796	BellRing Brands, Inc. (a)	319,765
14,303	Coty, Inc., Class A (a)	163,626
2,182	elf Beauty, Inc. (a)	354,641
1,217	Inter Parfums, Inc.	141,635
		979,667
	Pharmaceuticals — 1.1%
32,572	Amneal Pharmaceuticals, Inc. (a)	197,061
1,103	Amphastar Pharmaceuticals, Inc. (a)	45,499
17,048	Amylyx Pharmaceuticals, Inc. (a)	30,857
3,569	ANI Pharmaceuticals, Inc. (a)	235,554
2,391	Arvinas, Inc. (a)	75,962
2,144	Axsome Therapeutics, Inc. (a)	158,141
6,356	Collegium Pharmaceutical, Inc. (a)	234,727
1,922	Corcept Therapeutics, Inc. (a)	44,821
891	Eli Lilly & Co.	695,960
4,325	Harmony Biosciences Holdings, Inc. (a)	133,686
2,472	Intra-Cellular Therapies, Inc. (a)	177,514
		2,029,782

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 2.0%
5,840	Booz Allen Hamilton Holding Corp.	$862,393
824	Broadridge Financial Solutions, Inc.	159,370
3,143	CBIZ, Inc. (a)	223,719
1,296	Equifax, Inc.	285,366
5,379	ExlService Holdings, Inc. (a)	155,991
2,985	First Advantage Corp.	48,655
813	FTI Consulting, Inc. (a)	173,844
1,503	Huron Consulting Group, Inc. (a)	140,140
1,310	ICF International, Inc.	189,020
14,796	Legalzoom.com, Inc. (a)	176,812
5,156	Parsons Corp. (a)	404,797
498	Paylocity Holding Corp. (a)	77,270
4,345	TransUnion	317,185
2,582	TriNet Group, Inc.	259,155
3,949	Upwork, Inc. (a)	46,203
6,851	Verra Mobility Corp. (a)	161,547
		3,681,467
	Real Estate Management & Development — 0.5%
3,590	CoStar Group, Inc. (a)	328,593
10,243	DigitalBridge Group, Inc.	168,395
6,139	Forestar Group, Inc. (a)	190,248
32,572	Opendoor Technologies, Inc. (a)	64,818
1,702	St. Joe (The) Co.	97,354
		849,408
	Residential REITs — 0.2%
5,911	Apartment Investment and Management Co., Class A (a)	47,288
5,303	Independence Realty Trust, Inc.	83,628
4,741	Invitation Homes, Inc.	162,142
2,981	UMH Properties, Inc.	47,458
		340,516
	Retail REITs — 0.6%
5,802	Acadia Realty Trust	100,259
455	Alexander’s, Inc.	96,260
3,647	Brixmor Property Group, Inc.	80,599
1,883	InvenTrust Properties Corp.	47,715
14,892	Macerich (The) Co.	204,914
2,636	NETSTREIT Corp.	44,417
2,216	Simon Property Group, Inc.	311,414
3,305	SITE Centers Corp.	44,584
3,342	Tanger, Inc.	94,746
2,803	Urban Edge Properties	46,894
		1,071,802
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 3.9%
2,806	Advanced Micro Devices, Inc. (a)	$444,414
3,363	Applied Materials, Inc.	668,060
382	Broadcom, Inc.	496,703
4,657	Credo Technology Group Holding Ltd. (a)	83,221
4,935	Entegris, Inc.	655,960
1,000	First Solar, Inc. (a)	176,300
2,163	FormFactor, Inc. (a)	96,448
1,537	Impinj, Inc. (a)	244,967
993	KLA Corp.	684,465
714	Lam Research Corp.	638,609
894	MACOM Technology Solutions Holdings, Inc. (a)	91,143
4,892	Marvell Technology, Inc.	322,432
2,572	MKS Instruments, Inc.	306,017
249	Monolithic Power Systems, Inc.	166,663
959	NVIDIA Corp.	828,595
1,399	NXP Semiconductors N.V.	358,410
1,417	Onto Innovation, Inc. (a)	262,839
5,129	Photronics, Inc. (a)	140,586
7,180	Semtech Corp. (a)	270,112
4,130	Veeco Instruments, Inc. (a)	145,954
		7,081,898
	Software — 9.4%
4,374	ACI Worldwide, Inc. (a)	149,153
575	Agilysys, Inc. (a)	47,754
2,004	Alarm.com Holdings, Inc. (a)	133,266
8,034	Alkami Technology, Inc. (a)	193,378
993	Altair Engineering, Inc., Class A (a)	79,887
1,387	Appfolio, Inc., Class A (a)	314,544
1,212	Appian Corp., Class A (a)	45,377
6,178	AppLovin Corp., Class A (a)	435,981
648	Autodesk, Inc. (a)	137,927
18,339	AvePoint, Inc. (a)	142,494
1,324	BlackLine, Inc. (a)	76,858
6,040	Box, Inc., Class A (a)	157,161
1,931	Braze, Inc., Class A (a)	80,909
1,627	Cadence Design Systems, Inc. (a)	448,450
7,152	CCC Intelligent Solutions Holdings, Inc. (a)	80,245
9,306	Cleanspark, Inc. (a)	152,432
4,640	Clear Secure, Inc., Class A	81,061
3,373	CommVault Systems, Inc. (a)	345,631
5,605	Confluent, Inc., Class A (a)	157,613
2,704	Crowdstrike Holdings, Inc., Class A (a)	791,028
4,097	Datadog, Inc., Class A (a)	514,173

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
2,873	DocuSign, Inc. (a)	$162,612
4,865	DoubleVerify Holdings, Inc. (a)	142,545
1,707	Elastic N.V. (a)	174,490
2,508	Envestnet, Inc. (a)	155,672
405	Fair Isaac Corp. (a)	458,999
5,076	Fortinet, Inc. (a)	320,702
22,609	Gen Digital, Inc.	455,345
2,933	Gitlab, Inc., Class A (a)	153,895
1,466	Guidewire Software, Inc. (a)	161,846
3,662	HashiCorp, Inc., Class A (a)	118,869
553	HubSpot, Inc. (a)	334,493
9,775	Informatica, Inc., Class A (a)	302,732
1,854	InterDigital, Inc.	183,045
533	Intuit, Inc.	333,455
2,638	Jamf Holding Corp. (a)	51,362
2,861	LiveRamp Holdings, Inc. (a)	91,867
2,024	Manhattan Associates, Inc. (a)	417,065
15,152	Marathon Digital Holdings, Inc. (a)	243,341
824	Microsoft Corp.	320,808
201	MicroStrategy, Inc., Class A (a)	214,071
1,700	Model N, Inc. (a)	50,405
3,704	N-able, Inc. (a)	45,411
6,865	nCino, Inc. (a)	200,183
14,045	Nutanix, Inc., Class A (a)	852,531
2,760	Oracle Corp.	313,950
30,139	Palantir Technologies, Inc., Class A (a)	662,154
594	Palo Alto Networks, Inc. (a)	172,789
5,293	Pegasystems, Inc.	314,510
3,123	Procore Technologies, Inc. (a)	213,676
908	Progress Software Corp.	45,237
1,333	PROS Holdings, Inc. (a)	43,656
1,835	PTC, Inc. (a)	325,602
3,755	Q2 Holdings, Inc. (a)	192,969
512	Qualys, Inc. (a)	83,922
1,744	Rapid7, Inc. (a)	78,131
4,181	RingCentral, Inc., Class A (a)	123,841
301	Roper Technologies, Inc.	153,949
2,303	Salesforce, Inc.	619,369
9,054	Samsara, Inc., Class A (a)	316,256
7,339	SentinelOne, Inc., Class A (a)	155,073
664	ServiceNow, Inc. (a)	460,371
11,509	SolarWinds Corp.	126,829
3,946	Sprinklr, Inc., Class A (a)	46,129
1,653	Sprout Social, Inc., Class A (a)	83,394
463	SPS Commerce, Inc. (a)	80,502
886	Synopsys, Inc. (a)	470,103
1,730	Tenable Holdings, Inc. (a)	77,798
7,546	UiPath, Inc., Class A (a)	143,148
Shares	Description	Value

	Software (Continued)
5,440	Varonis Systems, Inc. (a)	$238,000
6,215	Vertex, Inc., Class A (a)	181,043
1,271	Workday, Inc., Class A (a)	311,052
18,059	Zeta Global Holdings Corp., Class A (a)	223,209
1,800	Zscaler, Inc. (a)	311,292
5,309	Zuora, Inc., Class A (a)	52,347
		17,131,367
	Specialized REITs — 0.8%
2,407	Digital Realty Trust, Inc.	334,044
8,646	Iron Mountain, Inc.	670,238
1,433	Lamar Advertising Co., Class A	166,013
1,236	National Storage Affiliates Trust	43,309
11,756	Outfront Media, Inc.	186,450
24,618	Uniti Group, Inc.	141,554
		1,541,608
	Specialty Retail — 2.8%
3,412	Abercrombie & Fitch Co., Class A (a)	414,626
220	AutoZone, Inc. (a)	650,408
6,013	Caleres, Inc.	221,459
4,865	Carvana Co. (a)	403,406
471	Five Below, Inc. (a)	68,926
2,639	Floor & Decor Holdings, Inc., Class A (a)	291,161
904	Home Depot (The), Inc.	302,135
816	Murphy USA, Inc.	337,677
614	O’Reilly Automotive, Inc. (a)	622,141
3,451	Ross Stores, Inc.	447,077
3,419	TJX (The) Cos., Inc.	321,694
969	Ulta Beauty, Inc. (a)	392,290
7,251	Warby Parker, Inc., Class A (a)	85,127
3,780	Wayfair, Inc., Class A (a)	189,567
1,347	Williams-Sonoma, Inc.	386,293
		5,133,987
	Technology Hardware, Storage & Peripherals — 1.4%
4,846	IonQ, Inc. (a) (c)	41,433
6,607	NetApp, Inc.	675,302
13,339	Pure Storage, Inc., Class A (a)	672,286
5,443	Seagate Technology Holdings PLC	467,608
858	Super Micro Computer, Inc. (a)	736,850
		2,593,479
	Textiles, Apparel & Luxury Goods — 0.8%
921	Deckers Outdoor Corp. (a)	753,811
5,007	G-III Apparel Group Ltd. (a)	140,947
2,839	Kontoor Brands, Inc.	176,188
2,278	Ralph Lauren Corp.	372,772
		1,443,718

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 0.0%
4,417	Vector Group Ltd.	$45,716
	Trading Companies & Distributors — 2.6%
1,299	Applied Industrial Technologies, Inc.	238,042
7,470	Core & Main, Inc., Class A (a)	421,831
6,954	Distribution Solutions Group, Inc. (a)	229,273
6,565	Fastenal Co.	446,026
6,355	FTAI Aviation Ltd.	446,185
1,914	GATX Corp.	234,197
5,510	Global Industrial Co.	212,190
3,844	H&E Equipment Services, Inc.	185,627
2,541	Herc Holdings, Inc.	363,439
881	MSC Industrial Direct Co., Inc., Class A	80,382
1,202	United Rentals, Inc.	802,924
852	W.W. Grainger, Inc.	784,990
391	Watsco, Inc.	175,059
5,843	Xometry, Inc., Class A (a)	104,414
		4,724,579
	Water Utilities — 0.0%
670	American States Water Co.	47,463
	Wireless Telecommunication Services — 0.1%
6,160	Telephone and Data Systems, Inc.	96,404
1,034	T-Mobile US, Inc.	169,752
		266,156
	Total Common Stocks	181,594,144
	(Cost $151,865,950)
MONEY MARKET FUNDS — 1.1%
1,687,396	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (h) (i)	1,687,396
211,346	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (h)	211,346
	Total Money Market Funds	1,898,742
	(Cost $1,898,742)

	Total Investments — 101.0%	183,492,886
	(Cost $153,764,692)
	Net Other Assets and Liabilities — (1.0)%	(1,771,132)
	Net Assets — 100.0%	$181,721,754

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,573,165 and the total value of the collateral held by the Fund is $1,687,396.

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of April 30, 2024.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 1,578,414	$ 1,578,414	$ —	$ —**
Other Industry Categories*	180,015,730	180,015,730	—	—
Money Market Funds	1,898,742	1,898,742	—	—
Total Investments	$183,492,886	$183,492,886	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Restricted Securities
As of April 30, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.3%
2,304	Huntington Ingalls Industries, Inc.	$638,047
	Air Freight & Logistics — 0.1%
6,243	GXO Logistics, Inc. (a)	310,027
	Automobile Components — 1.4%
38,641	BorgWarner, Inc.	1,266,266
48,885	Goodyear Tire & Rubber (The) Co. (a)	584,665
9,266	Lear Corp.	1,166,311
		3,017,242
	Automobiles — 0.8%
30,691	Harley-Davidson, Inc.	1,055,464
5,720	Thor Industries, Inc.	568,682
		1,624,146
	Banks — 10.2%
20,809	Ameris Bancorp	988,011
29,528	Bank OZK	1,318,425
10,944	BOK Financial Corp.	971,061
46,289	Cadence Bank	1,280,817
69,373	Columbia Banking System, Inc.	1,304,906
18,309	Comerica, Inc.	918,563
8,484	East West Bancorp, Inc.	631,973
71,403	F.N.B. Corp.	952,516
65,376	First Horizon Corp.	975,410
21,868	Hancock Whitney Corp.	992,589
27,318	Home BancShares, Inc.	646,890
104,222	New York Community Bancorp, Inc.	276,188
77,104	Old National Bancorp	1,275,300
7,815	Pinnacle Financial Partners, Inc.	599,411
7,619	Popular, Inc.	647,539
10,205	Prosperity Bancshares, Inc.	632,404
7,894	SouthState Corp.	597,576
16,756	Synovus Financial Corp.	599,697
7,715	UMB Financial Corp.	614,577
18,754	United Bankshares, Inc.	608,755
168,640	Valley National Bancorp	1,182,166
19,831	Webster Financial Corp.	869,193
15,684	Western Alliance Bancorp	891,322
9,644	Wintrust Financial Corp.	931,996
23,198	Zions Bancorp N.A.	946,014
		21,653,299
	Beverages — 0.5%
19,960	Molson Coors Beverage Co., Class B	1,142,910
	Biotechnology — 0.6%
5,843	United Therapeutics Corp. (a)	1,369,190
Shares	Description	Value

	Broadline Retail — 0.9%
2,135	Dillard’s, Inc., Class A	$935,109
50,364	Macy’s, Inc.	928,208
		1,863,317
	Building Products — 0.4%
8,186	UFP Industries, Inc.	922,562
	Capital Markets — 1.3%
8,017	Affiliated Managers Group, Inc.	1,251,454
20,229	Invesco Ltd.	286,645
7,609	Jefferies Financial Group, Inc.	327,643
9,335	SEI Investments Co.	615,643
4,293	Stifel Financial Corp.	343,097
		2,824,482
	Chemicals — 3.3%
6,893	Ashland, Inc.	657,110
7,733	Avient Corp.	328,034
10,045	Eastman Chemical Co.	948,650
26,341	FMC Corp.	1,554,382
4,209	H.B. Fuller Co.	314,454
25,785	Huntsman Corp.	615,230
51,695	Mosaic (The) Co.	1,622,706
17,122	Olin Corp.	895,138
		6,935,704
	Communications Equipment — 0.2%
6,786	Ciena Corp. (a)	313,717
	Construction & Engineering — 0.6%
53,270	MDU Resources Group, Inc.	1,315,769
	Construction Materials — 0.1%
7,529	Summit Materials, Inc., Class A (a)	292,878
	Consumer Finance — 1.4%
33,071	Ally Financial, Inc.	1,268,273
19,705	OneMain Holdings, Inc.	1,026,828
30,802	SLM Corp.	652,694
		2,947,795
	Consumer Staples Distribution & Retail — 0.3%
4,436	BJ’s Wholesale Club Holdings, Inc. (a)	331,280
6,218	US Foods Holding Corp. (a)	312,455
		643,735
	Containers & Packaging — 2.1%
22,196	Berry Global Group, Inc.	1,257,181
4,235	Crown Holdings, Inc.	347,566
17,201	International Paper Co.	601,003
9,022	Sealed Air Corp.	284,013

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging (Continued)
13,821	Silgan Holdings, Inc.	$644,888
23,209	Sonoco Products Co.	1,300,865
		4,435,516
	Diversified Consumer Services — 0.6%
199,760	ADT, Inc.	1,298,440
	Diversified Telecommunication Services — 0.6%
54,792	Frontier Communications Parent, Inc. (a)	1,267,887
	Electric Utilities — 3.6%
22,508	ALLETE, Inc.	1,332,924
13,316	Alliant Energy Corp.	663,137
25,148	Evergy, Inc.	1,319,013
7,226	IDACORP, Inc.	684,880
39,136	OGE Energy Corp.	1,356,062
13,473	Pinnacle West Capital Corp.	992,287
31,962	Portland General Electric Co.	1,381,717
		7,730,020
	Electrical Equipment — 1.7%
1,249	Acuity Brands, Inc.	310,127
5,289	Atkore, Inc.	927,161
5,108	Encore Wire Corp.	1,426,971
10,658	EnerSys	964,016
		3,628,275
	Electronic Equipment, Instruments & Components — 3.7%
12,962	Arrow Electronics, Inc. (a)	1,654,858
33,844	Avnet, Inc.	1,653,956
10,843	Crane NXT Co.	659,363
11,102	IPG Photonics Corp. (a)	932,346
2,769	Littelfuse, Inc.	638,642
21,589	Sanmina Corp. (a)	1,309,805
8,902	TD SYNNEX Corp.	1,049,012
		7,897,982
	Energy Equipment & Services — 3.7%
39,895	Helmerich & Payne, Inc.	1,569,070
80,984	Liberty Energy, Inc.	1,781,648
85,963	NOV, Inc.	1,589,456
140,534	Patterson-UTI Energy, Inc.	1,520,578
22,297	Valaris Ltd. (a)	1,450,643
		7,911,395
	Financial Services — 4.0%
28,196	Essent Group Ltd.	1,493,542
20,295	Jackson Financial, Inc., Class A	1,386,554
75,044	MGIC Investment Corp.	1,521,892
Shares	Description	Value

	Financial Services (Continued)
17,221	Mr. Cooper Group, Inc. (a)	$1,329,461
3,684	PennyMac Financial Services, Inc.	315,498
50,134	Radian Group, Inc.	1,497,503
72,017	Western Union (The) Co.	967,909
		8,512,359
	Food Products — 1.5%
28,861	Darling Ingredients, Inc. (a)	1,222,841
1,617	Lancaster Colony Corp.	308,540
521	Seaboard Corp.	1,724,567
		3,255,948
	Gas Utilities — 2.0%
31,235	National Fuel Gas Co.	1,658,578
15,642	New Jersey Resources Corp.	683,399
20,802	ONE Gas, Inc.	1,342,145
8,816	Southwest Gas Holdings, Inc.	657,850
		4,341,972
	Ground Transportation — 1.5%
8,221	Avis Budget Group, Inc.	784,694
18,298	Knight-Swift Transportation Holdings, Inc.	845,916
1,741	Landstar System, Inc.	303,648
11,169	Ryder System, Inc.	1,360,943
		3,295,201
	Health Care Equipment & Supplies — 1.0%
6,257	Globus Medical, Inc., Class A (a)	311,536
21,267	Neogen Corp. (a)	262,222
28,002	QuidelOrtho Corp. (a)	1,135,481
1,483	Teleflex, Inc.	309,577
		2,018,816
	Health Care Providers & Services — 1.2%
4,065	Encompass Health Corp.	338,940
4,444	Henry Schein, Inc. (a)	307,880
22,262	Select Medical Holdings Corp.	631,573
3,193	Tenet Healthcare Corp. (a)	358,542
5,517	Universal Health Services, Inc., Class B	940,262
		2,577,197
	Health Care REITs — 0.3%
47,433	Healthcare Realty Trust, Inc.	674,972
	Hotels, Restaurants & Leisure — 1.3%
19,941	Boyd Gaming Corp.	1,067,043
23,018	Caesars Entertainment, Inc. (a)	824,505

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
14,218	Hilton Grand Vacations, Inc. (a)	$592,037
18,430	Penn Entertainment, Inc. (a)	304,832
		2,788,417
	Household Durables — 3.8%
23,673	KB Home	1,533,063
12,311	M/I Homes, Inc. (a)	1,430,784
9,563	Meritage Homes Corp.	1,584,972
3,948	Skyline Champion Corp. (a)	296,060
26,991	Taylor Morrison Home Corp. (a)	1,511,766
34,723	Tri Pointe Homes, Inc. (a)	1,279,543
5,610	Whirlpool Corp.	532,165
		8,168,353
	Household Products — 0.2%
11,750	Reynolds Consumer Products, Inc.	336,403
	Insurance — 5.0%
2,459	American Financial Group, Inc.	314,137
1,783	Assurant, Inc.	310,955
19,232	Assured Guaranty Ltd.	1,475,094
10,323	Axis Capital Holdings Ltd.	633,110
5,400	Enstar Group Ltd. (a)	1,567,998
5,498	First American Financial Corp.	294,528
2,885	Globe Life, Inc.	219,750
21,849	Old Republic International Corp.	652,411
1,739	Reinsurance Group of America, Inc.	325,176
7,139	RenaissanceRe Holdings Ltd.	1,565,226
3,073	Selective Insurance Group, Inc.	312,371
25,016	Unum Group	1,268,311
935	White Mountains Insurance Group Ltd.	1,662,561
		10,601,628
	Interactive Media & Services — 0.7%
31,458	IAC, Inc. (a)	1,496,142
	IT Services — 0.4%
47,468	DXC Technology Co. (a)	925,151
	Leisure Products — 0.7%
6,954	Brunswick Corp.	560,770
10,055	Polaris, Inc.	856,284
		1,417,054
	Machinery — 2.8%
13,641	AGCO Corp.	1,557,666
2,087	Middleby (The) Corp. (a)	290,030
24,892	Mueller Industries, Inc.	1,389,472
8,073	Oshkosh Corp.	906,356
Shares	Description	Value

	Machinery (Continued)
20,845	Terex Corp.	$1,168,362
7,678	Timken (The) Co.	685,031
		5,996,917
	Marine Transportation — 1.1%
7,041	Kirby Corp. (a)	768,384
14,928	Matson, Inc.	1,608,940
		2,377,324
	Media — 1.0%
23,456	Liberty Broadband Corp., Class C (a)	1,166,467
5,843	Nexstar Media Group, Inc.	935,230
		2,101,697
	Metals & Mining — 1.1%
44,274	Cleveland-Cliffs, Inc. (a)	748,231
28,552	Commercial Metals Co.	1,534,384
		2,282,615
	Mortgage REITs — 1.1%
33,898	AGNC Investment Corp.	310,167
33,712	Blackstone Mortgage Trust, Inc., Class A (b)	594,680
120,285	Rithm Capital Corp.	1,337,569
		2,242,416
	Multi-Utilities — 1.1%
24,585	Black Hills Corp.	1,349,717
36,399	NiSource, Inc.	1,014,076
		2,363,793
	Office REITs — 1.3%
5,139	Boston Properties, Inc.	318,053
41,879	Cousins Properties, Inc.	960,704
36,848	Kilroy Realty Corp.	1,245,462
11,665	Vornado Realty Trust	303,640
		2,827,859
	Oil, Gas & Consumable Fuels — 11.3%
34,717	Antero Resources Corp. (a)	1,180,725
48,807	APA Corp.	1,534,492
18,890	Chesapeake Energy Corp. (b)	1,697,833
9,414	Chord Energy Corp.	1,666,090
37,644	CVR Energy, Inc.	1,143,625
16,478	DT Midstream, Inc.	1,024,932
27,795	HF Sinclair Corp.	1,507,879
51,729	Magnolia Oil & Gas Corp., Class A	1,296,846
25,131	Matador Resources Co.	1,565,661
36,718	Murphy Oil Corp.	1,639,091
42,289	Northern Oil & Gas, Inc.	1,724,968
32,331	Ovintiv, Inc.	1,659,227
29,147	PBF Energy, Inc., Class A	1,552,661
69,167	Peabody Energy Corp.	1,517,524

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
48,736	Range Resources Corp.	$1,750,110
33,660	SM Energy Co.	1,632,173
		24,093,837
	Paper & Forest Products — 0.1%
3,999	Louisiana-Pacific Corp.	292,687
	Passenger Airlines — 0.5%
23,419	Alaska Air Group, Inc. (a)	1,007,485
	Pharmaceuticals — 1.2%
8,360	Jazz Pharmaceuticals PLC (a)	925,870
53,552	Organon & Co.	996,603
20,851	Perrigo Co. PLC	680,993
		2,603,466
	Professional Services — 2.6%
6,407	ASGN, Inc. (a)	617,955
885	CACI International, Inc., Class A (a)	355,973
25,339	Concentrix Corp.	1,385,283
66,851	Dun & Bradstreet Holdings, Inc.	608,344
40,740	Genpact Ltd.	1,252,348
3,999	Maximus, Inc.	321,040
4,234	Robert Half, Inc.	292,739
5,148	Science Applications International Corp.	662,548
		5,496,230
	Real Estate Management & Development — 0.2%
1,721	Jones Lang LaSalle, Inc. (a)	310,985
	Residential REITs — 0.9%
51,678	Apartment Income REIT Corp.	1,983,402
	Semiconductors & Semiconductor Equipment — 0.6%
31,227	Amkor Technology, Inc.	1,010,193
3,626	Cirrus Logic, Inc. (a)	321,155
		1,331,348
	Specialized REITs — 0.3%
20,193	Rayonier, Inc.	598,924
	Specialty Retail — 5.8%
19,875	Academy Sports & Outdoors, Inc.	1,158,712
13,012	American Eagle Outfitters, Inc.	315,671
7,116	Asbury Automotive Group, Inc. (a)	1,496,068
8,106	AutoNation, Inc. (a)	1,306,282
13,418	Bath & Body Works, Inc.	609,446
1,492	Dick’s Sporting Goods, Inc.	299,802
12,181	Gap (The), Inc.	249,954
Shares	Description	Value

	Specialty Retail (Continued)
5,743	Group 1 Automotive, Inc.	$1,688,557
5,578	Lithia Motors, Inc.	1,418,932
6,215	Penske Automotive Group, Inc.	950,336
16,767	Signet Jewelers Ltd.	1,643,669
30,916	Urban Outfitters, Inc. (a)	1,204,487
		12,341,916
	Textiles, Apparel & Luxury Goods — 1.7%
8,269	Columbia Sportswear Co.	658,460
4,667	Crocs, Inc. (a)	580,435
7,161	PVH Corp.	779,117
10,957	Skechers U.S.A., Inc., Class A (a)	723,710
21,205	Tapestry, Inc.	846,504
		3,588,226
	Trading Companies & Distributors — 2.9%
32,621	Air Lease Corp.	1,638,879
6,846	Beacon Roofing Supply, Inc. (a)	674,536
6,565	Boise Cascade Co.	868,353
10,343	GMS, Inc. (a)	956,934
25,081	Rush Enterprises, Inc., Class A	1,101,558
5,878	WESCO International, Inc.	897,864
		6,138,124
	Water Utilities — 0.3%
18,115	Essential Utilities, Inc.	662,647
	Total Common Stocks	213,035,846
	(Cost $203,454,548)
MONEY MARKET FUNDS — 1.0%
247,928	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	247,928
1,852,953	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	1,852,953
	Total Money Market Funds	2,100,881
	(Cost $2,100,881)

	Total Investments — 100.9%	215,136,727
	(Cost $205,555,429)
	Net Other Assets and Liabilities — (0.9)%	(1,898,287)
	Net Assets — 100.0%	$213,238,440

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,763,378 and the total value of the collateral held by the Fund is $1,852,953.

(c)	Rate shown reflects yield as of April 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 213,035,846	$ 213,035,846	$ —	$ —
Money Market Funds	2,100,881	2,100,881	—	—
Total Investments	$215,136,727	$215,136,727	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.5%
13,316	AeroVironment, Inc. (a)	$2,127,764
19,890	BWX Technologies, Inc.	1,904,865
7,975	Curtiss-Wright Corp.	2,021,024
14,009	Hexcel Corp.	899,518
12,784	Moog, Inc., Class A	2,033,551
13,244	Woodward, Inc.	2,150,296
		11,137,018
	Automobile Components — 1.2%
42,381	Gentex Corp.	1,453,668
26,803	Modine Manufacturing Co. (a)	2,482,762
		3,936,430
	Banks — 0.9%
13,598	Cullen/Frost Bankers, Inc.	1,418,816
23,068	ServisFirst Bancshares, Inc.	1,360,089
		2,778,905
	Beverages — 1.1%
30,769	Celsius Holdings, Inc. (a)	2,192,907
1,809	Coca-Cola Consolidated, Inc.	1,494,234
		3,687,141
	Biotechnology — 3.9%
37,700	Alkermes PLC (a)	925,158
17,362	Apellis Pharmaceuticals, Inc. (a)	767,227
21,516	Blueprint Medicines Corp. (a)	1,965,271
7,278	Cytokinetics, Inc. (a)	446,287
7,389	Exact Sciences Corp. (a)	438,537
43,006	Exelixis, Inc. (a)	1,008,921
25,087	Halozyme Therapeutics, Inc. (a)	955,815
18,809	Insmed, Inc. (a)	464,958
11,771	Ionis Pharmaceuticals, Inc. (a)	485,671
27,896	Natera, Inc. (a)	2,590,980
15,832	REVOLUTION Medicines, Inc. (a)	590,217
48,412	Roivant Sciences Ltd. (a)	527,691
7,883	Sarepta Therapeutics, Inc. (a)	998,461
10,929	Ultragenyx Pharmaceutical, Inc. (a)	464,920
		12,630,114
	Broadline Retail — 0.4%
19,238	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,407,067
	Building Products — 5.0%
17,112	A.O. Smith Corp.	1,417,558
23,168	AAON, Inc.	2,179,877
11,850	Advanced Drainage Systems, Inc.	1,860,450
11,364	Allegion PLC	1,381,408
20,539	Armstrong World Industries, Inc.	2,359,520
50,803	AZEK (The) Co., Inc. (a)	2,318,649
Shares	Description	Value

	Building Products (Continued)
7,461	Simpson Manufacturing Co., Inc.	$1,297,393
15,347	Trex Co., Inc. (a)	1,358,977
60,982	Zurn Elkay Water Solutions Corp.	1,907,517
		16,081,349
	Capital Markets — 3.0%
108,222	Blue Owl Capital, Inc.	2,044,314
6,637	Cohen & Steers, Inc.	456,493
4,525	Hamilton Lane, Inc., Class A	505,533
18,271	Interactive Brokers Group, Inc., Class A	2,103,357
4,965	Morningstar, Inc.	1,403,357
126,743	Robinhood Markets, Inc., Class A (a)	2,089,992
9,797	Tradeweb Markets, Inc., Class A	996,453
		9,599,499
	Chemicals — 1.6%
44,513	Axalta Coating Systems Ltd. (a)	1,399,489
3,293	Balchem Corp.	465,564
16,602	Cabot Corp.	1,514,600
3,216	NewMarket Corp.	1,694,575
		5,074,228
	Commercial Services & Supplies — 2.8%
22,094	Brink’s (The) Co.	1,932,341
10,321	Casella Waste Systems, Inc., Class A (a)	933,018
10,139	Clean Harbors, Inc. (a)	1,920,834
10,543	MSA Safety, Inc.	1,901,957
11,050	Tetra Tech, Inc.	2,151,656
		8,839,806
	Communications Equipment — 0.3%
5,383	F5, Inc. (a)	889,864
	Construction & Engineering — 3.0%
64,969	API Group Corp. (a)	2,505,854
17,829	Arcosa, Inc.	1,355,361
8,030	Comfort Systems USA, Inc.	2,484,562
7,285	EMCOR Group, Inc.	2,601,984
21,947	WillScot Mobile Mini Holdings Corp. (a)	811,161
		9,758,922
	Construction Materials — 0.7%
9,388	Eagle Materials, Inc.	2,353,665
	Consumer Finance — 0.9%
16,003	FirstCash Holdings, Inc.	1,808,019
139,799	SoFi Technologies, Inc. (a) (b)	947,837
		2,755,856

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.7%
4,807	Casey’s General Stores, Inc.	$1,536,221
20,509	Performance Food Group Co. (a)	1,392,151
39,568	Sprouts Farmers Market, Inc. (a)	2,612,675
		5,541,047
	Containers & Packaging — 0.9%
10,639	AptarGroup, Inc.	1,536,059
52,460	Graphic Packaging Holding Co.	1,356,091
		2,892,150
	Diversified Consumer Services — 1.7%
22,506	Bright Horizons Family Solutions, Inc. (a)	2,334,097
6,940	Duolingo, Inc. (a)	1,566,705
7,492	Grand Canyon Education, Inc. (a)	974,110
10,390	H&R Block, Inc.	490,720
		5,365,632
	Diversified REITs — 0.2%
19,139	Essential Properties Realty Trust, Inc.	504,121
	Diversified Telecommunication Services — 0.3%
15,622	Cogent Communications Holdings, Inc.	1,002,620
	Electric Utilities — 0.2%
5,906	Otter Tail Corp.	504,136
	Electrical Equipment — 0.6%
45,341	NEXTracker, Inc., Class A (a)	1,940,141
	Electronic Equipment, Instruments & Components — 0.9%
6,307	Badger Meter, Inc.	1,153,677
44,997	Vontier Corp.	1,828,228
		2,981,905
	Energy Equipment & Services — 2.1%
42,653	ChampionX Corp.	1,431,862
27,732	Tidewater, Inc. (a)	2,547,184
22,105	Weatherford International PLC (a)	2,732,620
		6,711,666
	Entertainment — 0.3%
5,905	TKO Group Holdings, Inc.	559,026
15,453	Warner Music Group Corp., Class A	509,949
		1,068,975
Shares	Description	Value

	Financial Services — 2.9%
54,779	Affirm Holdings, Inc. (a)	$1,746,354
18,567	Euronet Worldwide, Inc. (a)	1,906,460
2,937	Jack Henry & Associates, Inc.	477,821
15,447	Shift4 Payments, Inc., Class A (a)	893,763
102,381	Toast, Inc., Class A (a)	2,419,263
8,592	WEX, Inc. (a)	1,815,146
		9,258,807
	Food Products — 1.8%
22,021	Freshpet, Inc. (a)	2,335,767
13,100	Ingredion, Inc.	1,501,129
19,205	Post Holdings, Inc. (a)	2,038,611
		5,875,507
	Ground Transportation — 1.8%
131,852	Lyft, Inc., Class A (a)	2,062,165
3,489	Saia, Inc. (a)	1,384,540
20,908	XPO, Inc. (a)	2,246,774
		5,693,479
	Health Care Equipment & Supplies — 3.2%
16,235	Glaukos Corp. (a)	1,558,560
5,979	Haemonetics Corp. (a)	549,769
4,751	Inspire Medical Systems, Inc. (a)	1,148,127
21,866	Integer Holdings Corp. (a)	2,440,901
8,798	iRhythm Technologies, Inc. (a)	964,085
8,198	Lantheus Holdings, Inc. (a)	545,495
6,736	Merit Medical Systems, Inc. (a)	499,137
7,835	Shockwave Medical, Inc. (a)	2,587,039
		10,293,113
	Health Care Providers & Services — 3.4%
1,589	Chemed Corp.	902,552
5,822	CorVel Corp. (a)	1,390,585
18,481	DaVita, Inc. (a)	2,569,044
16,404	Ensign Group (The), Inc.	1,941,577
18,753	HealthEquity, Inc. (a)	1,479,799
30,427	Option Care Health, Inc. (a)	909,463
40,126	Progyny, Inc. (a)	1,286,439
17,106	Surgery Partners Inc. (a)	426,795
		10,906,254
	Health Care Technology — 0.4%
46,685	Evolent Health, Inc., Class A (a)	1,295,042
	Hotel & Resort REITs — 0.6%
31,152	Apple Hospitality REIT, Inc.	459,804
13,240	Ryman Hospitality Properties, Inc.	1,396,555
		1,856,359

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 6.0%
62,764	Aramark	$1,977,694
8,077	Choice Hotels International, Inc. (b)	955,186
8,247	Churchill Downs, Inc.	1,063,863
15,984	Hyatt Hotels Corp., Class A	2,378,259
24,992	Light & Wonder, Inc. (a)	2,230,786
121,899	Norwegian Cruise Line Holdings Ltd. (a)	2,306,329
8,148	Planet Fitness, Inc., Class A (a)	487,576
16,516	Texas Roadhouse, Inc.	2,655,443
2,290	Vail Resorts, Inc.	433,657
27,085	Wendy’s (The) Co.	541,429
6,964	Wingstop, Inc.	2,679,678
14,975	Wynn Resorts Ltd.	1,372,459
		19,082,359
	Household Durables — 2.6%
9,861	Installed Building Products, Inc.	2,324,534
26,941	Tempur Sealy International, Inc.	1,348,666
19,722	Toll Brothers, Inc.	2,349,087
5,789	TopBuild Corp. (a)	2,342,635
		8,364,922
	Household Products — 0.3%
4,029	WD-40 Co.	911,078
	Independent Power and Renewable Electricity Producers — 0.2%
28,459	AES (The) Corp.	509,416
	Industrial REITs — 0.1%
2,838	EastGroup Properties, Inc.	440,912
	Insurance — 2.0%
4,862	Kinsale Capital Group, Inc.	1,766,121
8,069	Primerica, Inc.	1,709,498
10,310	RLI Corp.	1,457,319
27,582	Ryan Specialty Holdings, Inc.	1,360,896
		6,293,834
	Interactive Media & Services — 0.1%
14,065	Match Group, Inc. (a)	433,483
	IT Services — 0.6%
93,799	Kyndryl Holdings, Inc. (a)	1,844,088
	Leisure Products — 0.6%
23,211	Acushnet Holdings Corp.	1,415,407
9,028	Hasbro, Inc.	553,416
		1,968,823
	Life Sciences Tools & Services — 1.7%
21,728	Bruker Corp.	1,695,002
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
5,650	Charles River Laboratories International, Inc. (a)	$1,293,850
6,312	Medpace Holdings, Inc. (a)	2,451,265
		5,440,117
	Machinery — 5.8%
31,435	Allison Transmission Holdings, Inc.	2,312,044
20,498	Donaldson Co., Inc.	1,479,956
23,075	Esab Corp.	2,443,181
24,049	Federal Signal Corp.	1,955,184
9,555	Franklin Electric Co., Inc.	919,860
15,005	ITT, Inc.	1,940,747
6,220	Kadant, Inc.	1,702,974
1,888	RBC Bearings, Inc. (a)	461,710
20,721	SPX Technologies, Inc. (a)	2,524,025
45,357	Symbotic, Inc. (a) (b)	1,749,419
4,802	Watts Water Technologies, Inc., Class A	953,005
		18,442,105
	Media — 0.2%
11,807	New York Times (The) Co., Class A	508,055
	Metals & Mining — 1.6%
4,622	Alpha Metallurgical Resources, Inc.	1,511,949
39,888	ATI, Inc. (a)	2,381,314
16,813	Warrior Met Coal, Inc.	1,149,168
		5,042,431
	Mortgage REITs — 0.6%
51,831	Annaly Capital Management, Inc.	971,313
50,199	Starwood Property Trust, Inc.	952,275
		1,923,588
	Oil, Gas & Consumable Fuels — 1.1%
108,876	Antero Midstream Corp.	1,506,844
6,722	Civitas Resources, Inc.	483,715
86,682	Permian Resources Corp.	1,451,923
		3,442,482
	Passenger Airlines — 0.4%
99,726	American Airlines Group, Inc. (a)	1,347,298
	Personal Care Products — 1.8%
34,577	BellRing Brands, Inc. (a)	1,907,613
85,329	Coty, Inc., Class A (a)	976,164
13,015	elf Beauty, Inc. (a)	2,115,328
7,263	Inter Parfums, Inc.	845,268
		5,844,373

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals — 0.6%
12,789	Axsome Therapeutics, Inc. (a)	$943,317
14,747	Intra-Cellular Therapies, Inc. (a)	1,058,982
		2,002,299
	Professional Services — 2.3%
32,093	ExlService Holdings, Inc. (a)	930,697
4,853	FTI Consulting, Inc. (a)	1,037,717
30,758	Parsons Corp. (a)	2,414,810
2,969	Paylocity Holding Corp. (a)	460,670
15,405	TriNet Group, Inc.	1,546,200
40,870	Verra Mobility Corp. (a)	963,715
		7,353,809
	Residential REITs — 0.2%
31,635	Independence Realty Trust, Inc.	498,884
	Retail REITs — 0.5%
21,760	Brixmor Property Group, Inc.	480,896
88,845	Macerich (The) Co.	1,222,507
		1,703,403
	Semiconductors & Semiconductor Equipment — 1.2%
5,336	MACOM Technology Solutions Holdings, Inc. (a)	544,005
15,347	MKS Instruments, Inc.	1,825,986
8,454	Onto Innovation, Inc. (a)	1,568,133
		3,938,124
	Software — 9.6%
5,923	Altair Engineering, Inc., Class A (a)	476,505
8,272	Appfolio, Inc., Class A (a)	1,875,924
36,858	AppLovin Corp., Class A (a)	2,601,069
7,901	BlackLine, Inc. (a)	458,653
36,036	Box, Inc., Class A (a)	937,657
11,519	Braze, Inc., Class A (a)	482,646
42,665	CCC Intelligent Solutions Holdings, Inc. (a)	478,701
20,123	CommVault Systems, Inc. (a)	2,062,004
33,438	Confluent, Inc., Class A (a)	940,277
17,137	DocuSign, Inc. (a)	969,954
29,026	DoubleVerify Holdings, Inc. (a)	850,462
10,181	Elastic N.V. (a)	1,040,702
17,498	Gitlab, Inc., Class A (a)	918,120
8,744	Guidewire Software, Inc. (a)	965,338
58,316	Informatica, Inc., Class A (a)	1,806,046
90,392	Marathon Digital Holdings, Inc. (a)	1,451,696
1,197	MicroStrategy, Inc., Class A (a)	1,274,841
40,952	nCino, Inc. (a)	1,194,160
31,576	Pegasystems, Inc.	1,876,246
18,630	Procore Technologies, Inc. (a)	1,274,665
Shares	Description	Value

	Software (Continued)
3,058	Qualys, Inc. (a)	$501,237
10,405	Rapid7, Inc. (a)	466,144
54,011	Samsara, Inc., Class A (a)	1,886,604
43,781	SentinelOne, Inc., Class A (a)	925,093
2,759	SPS Commerce, Inc. (a)	479,707
10,322	Tenable Holdings, Inc. (a)	464,180
45,017	UiPath, Inc., Class A (a)	853,972
32,453	Varonis Systems, Inc. (a)	1,419,819
		30,932,422
	Specialized REITs — 0.3%
8,546	Lamar Advertising Co., Class A	990,054
	Specialty Retail — 3.9%
20,357	Abercrombie & Fitch Co., Class A (a)	2,473,783
29,022	Carvana Co. (a)	2,406,504
2,813	Five Below, Inc. (a)	411,654
15,747	Floor & Decor Holdings, Inc., Class A (a)	1,737,367
4,868	Murphy USA, Inc.	2,014,476
22,552	Wayfair, Inc., Class A (a)	1,130,983
8,035	Williams-Sonoma, Inc.	2,304,277
		12,479,044
	Textiles, Apparel & Luxury Goods — 1.0%
16,938	Kontoor Brands, Inc.	1,051,172
13,588	Ralph Lauren Corp.	2,223,541
		3,274,713
	Trading Companies & Distributors — 3.3%
7,749	Applied Industrial Technologies, Inc.	1,420,004
44,565	Core & Main, Inc., Class A (a)	2,516,586
37,910	FTAI Aviation Ltd.	2,661,661
11,422	GATX Corp.	1,397,596
15,160	Herc Holdings, Inc.	2,168,335
5,259	MSC Industrial Direct Co., Inc., Class A	479,831
		10,644,013
	Total Common Stocks	320,276,947
	(Cost $287,038,974)

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
451,149	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	$451,149
3,353,298	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	3,353,298
	Total Money Market Funds	3,804,447
	(Cost $3,804,447)

	Total Investments — 101.1%	324,081,394
	(Cost $290,843,421)
	Net Other Assets and Liabilities — (1.1)%	(3,479,908)
	Net Assets — 100.0%	$320,601,486

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $3,177,850 and the total value of the collateral held by the Fund is $3,353,298.

(c)	Rate shown reflects yield as of April 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 320,276,947	$ 320,276,947	$ —	$ —
Money Market Funds	3,804,447	3,804,447	—	—
Total Investments	$324,081,394	$324,081,394	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.2%
4,132	AAR Corp. (a)	$285,686
	Air Freight & Logistics — 1.3%
91,631	Air Transport Services Group, Inc. (a)	1,174,710
16,211	Forward Air Corp.	356,966
23,338	Hub Group, Inc., Class A	938,654
		2,470,330
	Automobile Components — 2.4%
30,640	Adient PLC (a)	915,217
79,423	Dana, Inc.	987,228
2,567	Dorman Products, Inc. (a)	224,484
14,254	Fox Factory Holding Corp. (a)	554,766
4,221	Patrick Industries, Inc.	441,052
32,809	Phinia, Inc.	1,279,551
		4,402,298
	Automobiles — 0.3%
10,030	Winnebago Industries, Inc.	617,647
	Banks — 20.7%
14,159	1st Source Corp.	702,286
23,447	Associated Banc-Corp.	494,028
14,283	Atlantic Union Bankshares Corp.	453,771
18,665	Axos Financial, Inc. (a)	944,636
26,508	BankUnited, Inc.	708,559
21,014	Banner Corp.	916,841
22,004	Berkshire Hills Bancorp, Inc.	469,125
26,663	Cathay General Bancorp	918,274
5,151	Community Bank System, Inc.	222,626
19,010	Customers Bancorp, Inc. (a)	868,187
28,270	CVB Financial Corp.	461,932
73,198	Eastern Bankshares, Inc.	919,367
24,869	Enterprise Financial Services Corp.	945,271
6,569	FB Financial Corp.	240,754
13,963	First Bancorp	424,615
28,753	First BanCorp	495,989
30,862	First Busey Corp.	689,457
72,462	First Commonwealth Financial Corp.	955,774
56,237	First Financial Bancorp	1,243,400
22,966	First Hawaiian, Inc.	484,353
27,278	First Interstate BancSystem, Inc., Class A	728,322
28,902	First Merchants Corp.	965,905
63,478	Fulton Financial Corp.	1,050,561
14,348	Heartland Financial USA, Inc.	604,194
16,103	Hilltop Holdings, Inc.	471,174
64,486	Hope Bancorp, Inc.	646,150
19,390	Independent Bank Corp.	974,153
Shares	Description	Value

	Banks (Continued)
5,420	Independent Bank Group, Inc.	$201,841
17,967	International Bancshares Corp.	999,863
27,964	National Bank Holdings Corp., Class A	915,262
13,750	NBT Bancorp, Inc.	481,387
2,877	Nicolet Bankshares, Inc.	220,177
63,711	Northwest Bancshares, Inc.	675,337
61,467	OceanFirst Financial Corp.	907,253
20,164	OFG Bancorp	728,122
10,309	Pacific Premier Bancorp, Inc.	221,643
19,982	Pathward Financial, Inc.	1,006,493
34,065	Peoples Bancorp, Inc.	989,247
9,668	Preferred Bank	731,771
69,229	Provident Financial Services, Inc.	1,016,282
23,698	Renasant Corp.	688,664
31,442	S&T Bancorp, Inc.	947,976
43,515	Sandy Spring Bancorp, Inc.	889,882
19,864	Seacoast Banking Corp. of Florida	458,262
38,141	Simmons First National Corp., Class A	651,830
8,194	Texas Capital Bancshares, Inc. (a)	470,336
26,452	TowneBank	684,313
20,180	TriCo Bancshares	701,659
26,405	Trustmark Corp.	781,588
19,162	United Community Banks, Inc.	483,457
49,227	Veritex Holdings, Inc.	958,942
25,568	WaFd, Inc.	692,637
24,899	WesBanco, Inc.	672,273
22,345	WSFS Financial Corp.	954,802
		38,131,003
	Broadline Retail — 0.6%
43,253	Kohl’s Corp.	1,035,477
	Building Products — 1.9%
12,538	Apogee Enterprises, Inc.	774,597
23,756	JELD-WEN Holding, Inc. (a)	486,998
39,607	Masterbrand, Inc. (a)	660,249
19,314	Quanex Building Products Corp.	641,611
44,990	Resideo Technologies, Inc. (a)	878,655
		3,442,110
	Capital Markets — 1.8%
5,405	Artisan Partners Asset Management, Inc., Class A	221,227
8,133	Donnelley Financial Solutions, Inc. (a)	510,590
20,549	Federated Hermes, Inc.	675,034
10,564	StoneX Group, Inc. (a)	766,946

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
11,886	Victory Capital Holdings, Inc., Class A	$604,522
2,034	Virtus Investment Partners, Inc.	446,097
		3,224,416
	Chemicals — 1.5%
66,568	Ecovyst, Inc. (a)	627,736
13,453	Koppers Holdings, Inc.	689,870
6,699	Minerals Technologies, Inc.	488,290
31,557	Orion S.A.	746,639
2,748	Stepan Co.	228,056
		2,780,591
	Commercial Services & Supplies — 3.0%
22,606	ABM Industries, Inc.	987,882
64,617	CoreCivic, Inc. (a)	962,793
71,436	GEO Group (The), Inc. (a)	1,061,539
5,482	HNI Corp.	229,970
23,881	Matthews International Corp., Class A	644,310
40,738	MillerKnoll, Inc.	1,035,967
4,280	UniFirst Corp.	685,357
		5,607,818
	Construction & Engineering — 0.3%
11,847	Primoris Services Corp.	552,070
	Consumer Finance — 2.5%
33,857	Bread Financial Holdings, Inc.	1,249,662
16,054	Enova International, Inc. (a)	971,749
57,969	Navient Corp.	870,694
2,614	Nelnet, Inc., Class A	246,187
36,610	PROG Holdings, Inc.	1,216,916
		4,555,208
	Consumer Staples Distribution & Retail — 2.1%
12,938	Andersons (The), Inc.	710,814
8,597	Grocery Outlet Holding Corp. (a)	223,264
16,443	Ingles Markets, Inc., Class A	1,179,785
6,004	PriceSmart, Inc.	483,863
19,578	Weis Markets, Inc.	1,235,959
		3,833,685
	Containers & Packaging — 1.3%
18,260	Greif, Inc., Class A	1,118,973
30,400	O-I Glass, Inc. (a)	454,784
17,277	Pactiv Evergreen, Inc.	263,302
18,868	TriMas Corp.	490,379
		2,327,438
Shares	Description	Value

	Diversified Consumer Services — 2.0%
166,557	Chegg, Inc. (a)	$861,100
1,642	Graham Holdings Co., Class B	1,151,649
71,802	Perdoceo Education Corp.	1,313,977
2,376	Strategic Education, Inc.	272,860
		3,599,586
	Diversified REITs — 1.2%
15,022	Alexander & Baldwin, Inc.	247,413
46,037	American Assets Trust, Inc.	982,890
64,370	Broadstone Net Lease, Inc.	937,227
		2,167,530
	Diversified Telecommunication Services — 0.7%
144,302	Liberty Latin America Ltd., Class C (a)	1,088,037
14,244	Shenandoah Telecommunications Co.	182,608
		1,270,645
	Electric Utilities — 1.0%
111,876	Hawaiian Electric Industries, Inc.	1,101,979
19,719	PNM Resources, Inc.	730,786
		1,832,765
	Electrical Equipment — 0.1%
6,470	Vicor Corp. (a)	209,499
	Electronic Equipment, Instruments & Components — 2.7%
5,446	Belden, Inc.	442,596
5,288	CTS Corp.	241,926
6,421	ePlus, Inc. (a)	493,646
62,650	Knowles Corp. (a)	991,750
7,650	PC Connection, Inc.	474,071
5,319	Plexus Corp. (a)	537,272
2,085	Rogers Corp. (a)	248,303
15,809	TTM Technologies, Inc. (a)	236,028
55,592	Vishay Intertechnology, Inc.	1,286,399
		4,951,991
	Energy Equipment & Services — 0.3%
9,049	Kodiak Gas Services, Inc.	245,952
10,573	Oceaneering International, Inc. (a)	242,227
		488,179
	Entertainment — 0.5%
25,689	Sphere Entertainment Co. (a)	998,275
	Financial Services — 0.9%
38,987	NMI Holdings, Inc., Class A (a)	1,203,139
4,990	Walker & Dunlop, Inc.	457,234
		1,660,373

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products — 1.4%
21,425	Cal-Maine Foods, Inc.	$1,185,445
9,549	Fresh Del Monte Produce, Inc.	244,168
12,948	TreeHouse Foods, Inc. (a)	486,197
26,826	WK Kellogg Co.	626,119
		2,541,929
	Gas Utilities — 1.4%
2,306	Chesapeake Utilities Corp.	244,136
33,875	Northwest Natural Holding Co.	1,292,331
16,436	Spire, Inc.	1,015,581
		2,552,048
	Ground Transportation — 2.6%
1,736	ArcBest Corp.	192,540
84,478	Heartland Express, Inc.	839,711
161,027	Hertz Global Holdings, Inc. (a)	732,673
54,582	Marten Transport Ltd.	923,527
55,691	Schneider National, Inc., Class B	1,151,690
25,784	Werner Enterprises, Inc.	881,813
		4,721,954
	Health Care Equipment & Supplies — 0.8%
3,962	Enovis Corp. (a)	218,821
6,916	ICU Medical, Inc. (a)	677,215
6,979	Integra LifeSciences Holdings Corp. (a)	203,577
17,254	Omnicell, Inc. (a)	462,580
		1,562,193
	Health Care Providers & Services — 2.1%
2,394	Addus HomeCare Corp. (a)	230,183
16,136	AMN Healthcare Services, Inc. (a)	967,837
7,853	National HealthCare Corp.	713,602
26,844	Patterson Cos., Inc.	683,717
57,052	Premier, Inc., Class A	1,191,246
		3,786,585
	Health Care REITs — 0.1%
52,640	Medical Properties Trust, Inc. (b)	242,144
	Hotel & Resort REITs — 0.9%
106,670	RLJ Lodging Trust	1,173,370
33,600	Xenia Hotels & Resorts, Inc.	466,032
		1,639,402
	Hotels, Restaurants & Leisure — 2.4%
25,880	Bloomin’ Brands, Inc.	667,445
10,152	Brinker International, Inc. (a)	544,147
6,844	Cheesecake Factory (The), Inc.	236,255
6,934	Cracker Barrel Old Country Store, Inc. (b)	403,490
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
34,234	Golden Entertainment, Inc.	$1,097,200
32,496	Life Time Group Holdings, Inc. (a)	443,895
6,890	Marriott Vacations Worldwide Corp.	662,198
6,725	Monarch Casino & Resort, Inc.	455,753
		4,510,383
	Household Durables — 2.8%
38,440	Beazer Homes USA, Inc. (a)	1,077,473
620	Cavco Industries, Inc. (a)	225,810
10,453	Century Communities, Inc.	829,132
6,441	Helen of Troy Ltd. (a)	597,145
33,515	La-Z-Boy, Inc.	1,100,633
6,378	LGI Homes, Inc. (a)	573,574
11,927	Worthington Enterprises, Inc.	681,747
		5,085,514
	Household Products — 1.0%
20,104	Central Garden & Pet Co., Class A (c)	712,285
14,165	Spectrum Brands Holdings, Inc.	1,159,688
		1,871,973
	Independent Power and Renewable Electricity Producers — 0.3%
21,880	Clearway Energy, Inc., Class C	511,554
	Industrial REITs — 0.1%
27,429	LXP Industrial Trust	229,032
	Insurance — 1.4%
36,706	CNO Financial Group, Inc.	966,469
27,778	Employers Holdings, Inc.	1,183,065
38,477	Genworth Financial, Inc., Class A (a)	228,169
3,803	Stewart Information Services Corp.	235,824
		2,613,527
	Interactive Media & Services — 0.6%
16,202	Shutterstock, Inc.	691,987
8,000	Ziff Davis, Inc. (a)	400,880
		1,092,867
	Leisure Products — 0.7%
77,974	Topgolf Callaway Brands Corp. (a)	1,249,143
	Machinery — 2.9%
2,646	Albany International Corp., Class A	211,019
7,672	Atmus Filtration Technologies, Inc. (a)	232,385
6,660	Barnes Group, Inc.	231,235

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
11,300	Columbus McKinnon Corp.	$466,351
5,536	Helios Technologies, Inc.	249,674
4,920	Hillenbrand, Inc.	234,782
12,021	John Bean Technologies Corp.	1,070,951
29,761	Kennametal, Inc.	700,276
4,286	Lindsay Corp.	497,819
15,377	Mueller Water Products, Inc., Class A	243,572
57,077	REV Group, Inc.	1,247,703
		5,385,767
	Media — 2.1%
57,138	Advantage Solutions, Inc. (a)	243,408
94,793	Altice USA, Inc., Class A (a)	182,950
2,980	Cable One, Inc.	1,173,673
33,435	Scholastic Corp.	1,190,955
84,394	TEGNA, Inc.	1,151,134
		3,942,120
	Metals & Mining — 1.5%
7,841	Arch Resources, Inc.	1,244,994
5,644	Kaiser Aluminum Corp.	510,726
37,637	Ryerson Holding Corp.	1,074,536
		2,830,256
	Mortgage REITs — 2.4%
22,209	Apollo Commercial Real Estate Finance, Inc.	213,873
95,158	Arbor Realty Trust, Inc. (b)	1,220,877
218,801	Chimera Investment Corp.	901,460
25,349	Claros Mortgage Trust, Inc.	220,536
65,051	MFA Financial, Inc.	688,890
138,098	Ready Capital Corp.	1,176,595
		4,422,231
	Multi-Utilities — 1.2%
36,003	Avista Corp.	1,295,388
19,805	Northwestern Energy Group, Inc.	998,964
		2,294,352
	Office REITs — 2.5%
36,362	Douglas Emmett, Inc.	498,523
43,817	Easterly Government Properties, Inc.	512,221
39,313	Equity Commonwealth (a)	735,939
48,160	Highwoods Properties, Inc.	1,261,792
156,383	Hudson Pacific Properties, Inc.	907,022
31,423	JBG SMITH Properties	471,659
52,753	Paramount Group, Inc.	244,774
		4,631,930
	Oil, Gas & Consumable Fuels — 5.0%
22,883	California Resources Corp.	1,209,595
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
53,155	CNX Resources Corp. (a)	$1,250,205
135,866	Comstock Resources, Inc.	1,366,812
8,048	Delek US Holdings, Inc.	219,952
169,240	Kosmos Energy Ltd. (a)	959,591
34,022	Par Pacific Holdings, Inc. (a)	1,047,878
90,512	Talos Energy, Inc. (a)	1,192,948
23,998	Vital Energy, Inc. (a)	1,272,374
28,062	World Kinect Corp.	659,457
		9,178,812
	Paper & Forest Products — 0.6%
16,337	Sylvamo Corp.	1,021,063
	Passenger Airlines — 0.8%
16,764	Allegiant Travel Co.	914,644
100,031	JetBlue Airways Corp. (a)	568,176
		1,482,820
	Personal Care Products — 1.0%
19,209	Edgewell Personal Care Co.	722,643
73,854	Herbalife Ltd. (a)	638,837
386,578	Olaplex Holdings, Inc. (a)	537,343
		1,898,823
	Pharmaceuticals — 1.2%
82,732	Innoviva, Inc. (a)	1,250,081
6,899	Ligand Pharmaceuticals, Inc. (a)	482,171
17,260	Pacira BioSciences, Inc. (a)	453,075
		2,185,327
	Professional Services — 0.5%
4,800	CSG Systems International, Inc.	226,752
3,508	Kforce, Inc.	216,654
3,762	Korn Ferry	228,428
2,524	NV5 Global, Inc. (a)	235,338
		907,172
	Real Estate Management & Development — 0.2%
45,439	Newmark Group, Inc., Class A	434,851
	Retail REITs — 0.3%
18,440	Getty Realty Corp.	499,724
	Semiconductors & Semiconductor Equipment — 0.7%
7,423	Cohu, Inc. (a)	225,065
14,307	Diodes, Inc. (a)	1,044,554
		1,269,619
	Software — 0.4%
67,970	Adeia, Inc.	668,825
	Specialty Retail — 3.1%
5,300	Boot Barn Holdings, Inc. (a)	564,291

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
18,431	Buckle (The), Inc.	$689,135
32,052	Guess?, Inc.	858,352
19,014	ODP (The) Corp. (a)	968,003
81,213	Sally Beauty Holdings, Inc. (a)	881,161
17,715	Sonic Automotive, Inc., Class A	1,024,636
38,299	Victoria’s Secret & Co. (a)	674,828
		5,660,406
	Technology Hardware, Storage & Peripherals — 0.9%
36,610	Diebold Nixdorf, Inc. (a)	1,159,072
41,465	Xerox Holdings Corp.	551,070
		1,710,142
	Textiles, Apparel & Luxury Goods — 1.1%
5,956	Carter’s, Inc.	407,450
2,201	Oxford Industries, Inc.	237,224
5,852	Steven Madden Ltd.	236,479
170,845	Under Armour, Inc., Class A (a)	1,149,787
		2,030,940
	Tobacco — 0.7%
24,378	Universal Corp.	1,253,761
	Trading Companies & Distributors — 1.3%
3,872	BlueLinx Holdings, Inc. (a)	424,642
173,311	Custom Truck One Source, Inc. (a)	864,822
82,950	DNOW, Inc. (a)	1,170,425
		2,459,889
	Water Utilities — 0.4%
13,116	SJW Group	714,166
	Wireless Telecommunication Services — 1.1%
84,536	Gogo, Inc. (a)	765,896
34,543	United States Cellular Corp. (a)	1,255,984
		2,021,880
	Total Common Stocks	183,559,744
	(Cost $184,724,559)
Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
282,662	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (d)	$282,662
1,819,660	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (d) (e)	1,819,660
	Total Money Market Funds	2,102,322
	(Cost $2,102,322)

	Total Investments — 100.9%	185,662,066
	(Cost $186,826,881)
	Net Other Assets and Liabilities — (0.9)%	(1,696,688)
	Net Assets — 100.0%	$183,965,378

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,744,791 and the total value of the collateral held by the Fund is $1,819,660.

(c)
Non-income producing security which makes payment-in-
kind (“PIK”) distributions. For the fiscal year-to-
date period (August 1, 2023 to April 30, 2024), the Fund
received 4,299 PIK shares of Central Garden & Pet Co.,
Class A.

(d)	Rate shown reflects yield as of April 30, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 183,559,744	$ 183,559,744	$ —	$ —
Money Market Funds	2,102,322	2,102,322	—	—
Total Investments	$185,662,066	$185,662,066	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.8%
38,132	Cadre Holdings, Inc.	$1,271,702
55,264	Kratos Defense & Security Solutions, Inc. (a)	984,805
47,837	Spirit AeroSystems Holdings, Inc., Class A (a)	1,530,784
67,536	Triumph Group, Inc. (a)	902,281
		4,689,572
	Automobile Components — 0.6%
102,188	Garrett Motion, Inc. (a)	976,917
2,879	Visteon Corp. (a)	318,504
6,268	XPEL, Inc. (a) (b)	329,383
		1,624,804
	Banks — 2.2%
45,377	Banc of California, Inc.	621,211
7,840	BancFirst Corp.	699,093
20,627	Bancorp (The), Inc. (a)	617,572
6,622	City Holding Co.	668,955
15,316	Lakeland Financial Corp.	900,121
41,697	Stellar Bancorp, Inc.	925,673
14,111	Stock Yards Bancorp, Inc.	628,645
14,120	Westamerica BanCorp	657,286
		5,718,556
	Beverages — 0.3%
28,252	Vita Coco (The) Co., Inc. (a)	684,828
	Biotechnology — 12.1%
261,434	ADMA Biologics, Inc. (a)	1,704,550
47,208	Agios Pharmaceuticals, Inc. (a)	1,534,260
43,528	Alpine Immune Sciences, Inc. (a)	2,811,474
236,365	Ardelyx, Inc. (a)	1,512,736
41,779	Beam Therapeutics, Inc. (a)	886,550
63,723	Catalyst Pharmaceuticals, Inc. (a)	959,031
32,889	Celldex Therapeutics, Inc. (a)	1,230,706
21,699	Crinetics Pharmaceuticals, Inc. (a)	950,850
21,525	Deciphera Pharmaceuticals, Inc. (a)	543,937
16,500	Denali Therapeutics, Inc. (a)	254,760
307,802	Geron Corp. (a)	1,209,662
23,148	Ideaya Biosciences, Inc. (a)	940,966
321,316	ImmunityBio, Inc. (a) (c)	2,567,315
42,922	Kymera Therapeutics, Inc. (a)	1,443,038
30,654	Merus N.V. (a)	1,376,671
13,479	Mirum Pharmaceuticals, Inc. (a)	338,458
9,619	Morphic Holding, Inc. (a)	262,310
32,373	Myriad Genetics, Inc. (a)	633,540
47,714	Protagonist Therapeutics, Inc. (a)	1,198,099
34,917	PTC Therapeutics, Inc. (a)	1,122,582
Shares	Description	Value

	Biotechnology (Continued)
33,960	Recursion Pharmaceuticals, Inc., Class A (a)	$265,567
31,857	Rhythm Pharmaceuticals, Inc. (a)	1,266,634
38,862	Scholar Rock Holding Corp. (a)	570,106
333,423	Summit Therapeutics, Inc. (a) (c)	1,310,352
42,643	Tango Therapeutics, Inc. (a)	328,351
66,781	TG Therapeutics, Inc. (a)	912,228
40,232	Twist Bioscience Corp. (a)	1,256,445
15,279	Veracyte, Inc. (a)	299,010
33,169	Vericel Corp. (a)	1,521,462
		31,211,650
	Broadline Retail — 0.5%
68,099	Nordstrom, Inc.	1,294,562
	Building Products — 3.7%
13,578	American Woodmark Corp. (a)	1,250,262
22,319	AZZ, Inc.	1,598,710
5,884	CSW Industrials, Inc.	1,398,156
12,613	Gibraltar Industries, Inc. (a)	901,325
23,527	Griffon Corp.	1,541,489
91,234	Janus International Group, Inc. (a)	1,314,682
26,530	Tecnoglass, Inc.	1,473,742
		9,478,366
	Capital Markets — 2.2%
38,983	AssetMark Financial Holdings, Inc. (a)	1,318,015
61,079	Golub Capital BDC, Inc.	1,060,942
10,776	PJT Partners, Inc., Class A	1,018,224
22,724	TPG, Inc.	979,405
150,204	WisdomTree, Inc.	1,336,816
		5,713,402
	Chemicals — 1.4%
17,974	Hawkins, Inc.	1,361,890
7,878	Innospec, Inc.	945,360
18,506	Scotts Miracle-Gro (The) Co.	1,268,401
		3,575,651
	Commercial Services & Supplies — 2.0%
54,115	ACV Auctions, Inc., Class A (a)	944,307
11,643	Brady Corp., Class A	686,937
19,495	Cimpress PLC (a)	1,662,339
64,329	Driven Brands Holdings, Inc. (a)	921,834
77,656	Steelcase, Inc., Class A	934,202
		5,149,619
	Communications Equipment — 0.2%
51,353	Harmonic, Inc. (a)	551,531

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering — 3.9%
30,730	Construction Partners, Inc., Class A (a)	$1,586,897
12,022	Dycom Industries, Inc. (a)	1,683,320
30,203	Granite Construction, Inc.	1,676,267
14,185	IES Holdings, Inc. (a)	1,916,677
9,762	MYR Group, Inc. (a)	1,622,933
15,642	Sterling Infrastructure, Inc. (a)	1,589,227
		10,075,321
	Construction Materials — 0.7%
5,787	United States Lime & Minerals, Inc.	1,793,970
	Diversified Consumer Services — 2.6%
19,762	Adtalem Global Education, Inc. (a)	980,590
21,184	Frontdoor, Inc. (a)	650,137
94,741	Laureate Education, Inc.	1,373,744
89,056	Mister Car Wash, Inc. (a)	595,785
76,776	OneSpaWorld Holdings Ltd. (a)	976,591
21,893	Stride, Inc. (a)	1,461,358
62,859	Udemy, Inc. (a)	629,847
		6,668,052
	Diversified REITs — 0.4%
100,271	Empire State Realty Trust, Inc., Class A	912,466
	Diversified Telecommunication Services — 0.2%
469,514	Globalstar, Inc. (a)	605,673
	Electric Utilities — 0.1%
4,301	MGE Energy, Inc.	336,854
	Electrical Equipment — 1.2%
19,526	Fluence Energy, Inc. (a)	348,344
12,125	Powell Industries, Inc.	1,733,875
31,044	Thermon Group Holdings, Inc. (a)	991,235
		3,073,454
	Electronic Equipment, Instruments & Components — 2.4%
18,650	Itron, Inc. (a)	1,718,038
121,405	Mirion Technologies, Inc. (a)	1,319,672
25,293	Napco Security Technologies, Inc.	1,029,425
9,665	OSI Systems, Inc. (a)	1,270,368
22,393	PAR Technology Corp. (a)	946,776
		6,284,279
Shares	Description	Value

	Energy Equipment & Services — 2.2%
87,721	Archrock, Inc.	$1,683,366
20,278	Cactus, Inc., Class A	1,006,600
74,468	Diamond Offshore Drilling, Inc. (a)	911,488
127,341	Helix Energy Solutions Group, Inc. (a)	1,367,643
89,171	RPC, Inc.	596,554
		5,565,651
	Entertainment — 0.5%
76,815	Cinemark Holdings, Inc. (a)	1,316,609
	Financial Services — 2.7%
104,971	AvidXchange Holdings, Inc. (a)	1,223,962
17,298	EVERTEC, Inc.	649,194
7,011	Federal Agricultural Mortgage Corp., Class C	1,304,957
13,647	Flywire Corp. (a)	279,764
39,960	Merchants Bancorp	1,611,587
69,667	Payoneer Global, Inc. (a)	344,155
48,975	Remitly Global, Inc. (a)	873,224
47,435	Rocket Cos., Inc., Class A (a)	582,502
		6,869,345
	Food Products — 0.4%
2,342	J & J Snack Foods Corp.	321,533
21,548	Tootsie Roll Industries, Inc.	640,191
		961,724
	Health Care Equipment & Supplies — 3.1%
15,307	LeMaitre Vascular, Inc.	991,894
34,914	PROCEPT BioRobotics Corp. (a)	1,849,744
33,452	RxSight, Inc. (a)	1,743,853
28,685	Tandem Diabetes Care, Inc. (a)	1,052,453
9,334	TransMedics Group, Inc. (a)	878,609
6,842	UFP Technologies, Inc. (a)	1,409,041
		7,925,594
	Health Care Providers & Services — 2.7%
55,505	agilon health, Inc. (a)	305,278
68,262	Alignment Healthcare, Inc. (a)	351,549
261,039	Brookdale Senior Living, Inc. (a)	1,772,455
111,536	Hims & Hers Health, Inc. (a)	1,397,546
54,875	LifeStance Health Group, Inc. (a)	339,127
43,905	NeoGenomics, Inc. (a)	611,158
17,283	Privia Health Group, Inc. (a)	318,007
35,460	RadNet, Inc. (a)	1,719,810
		6,814,930
	Health Care REITs — 0.8%
13,893	CareTrust REIT, Inc.	343,435

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs (Continued)
16,167	National Health Investors, Inc.	$1,019,491
46,729	Sabra Health Care REIT, Inc.	650,468
		2,013,394
	Health Care Technology — 0.5%
18,936	Certara, Inc. (a)	323,995
12,582	Doximity, Inc., Class A (a)	305,617
28,842	Phreesia, Inc. (a)	598,183
		1,227,795
	Hotel & Resort REITs — 1.6%
105,697	DiamondRock Hospitality Co.	940,703
98,654	Park Hotels & Resorts, Inc.	1,591,289
44,788	Pebblebrook Hotel Trust	650,770
91,180	Sunstone Hotel Investors, Inc.	930,036
		4,112,798
	Hotels, Restaurants & Leisure — 5.3%
100,757	Bowlero Corp., Class A (c)	1,183,895
27,563	Dave & Buster’s Entertainment, Inc. (a)	1,471,864
20,915	Dutch Bros, Inc., Class A (a)	588,966
70,084	First Watch Restaurant Group, Inc. (a)	1,788,544
4,944	Jack in the Box, Inc.	282,154
14,983	Kura Sushi USA, Inc., Class A (a)	1,649,329
5,084	Papa John’s International, Inc.	313,632
16,980	Red Rock Resorts, Inc., Class A	901,977
16,586	Shake Shack, Inc., Class A (a)	1,755,628
68,308	Sweetgreen, Inc., Class A (a)	1,534,881
35,242	Travel + Leisure Co.	1,534,437
12,279	United Parks & Resorts, Inc. (a)	624,019
		13,629,326
	Household Durables — 1.2%
39,457	Dream Finders Homes, Inc., Class A (a)	1,400,724
28,648	Green Brick Partners, Inc. (a)	1,550,716
		2,951,440
	Industrial REITs — 0.4%
9,810	Innovative Industrial Properties, Inc.	1,014,354
	Insurance — 3.8%
47,698	BRP Group, Inc., Class A (a)	1,270,675
5,082	Goosehead Insurance, Inc., Class A (a)	289,217
84,118	Lemonade, Inc. (a) (c)	1,449,353
116,037	Oscar Health, Inc., Class A (a)	2,015,563
20,583	Palomar Holdings, Inc. (a)	1,619,264
Shares	Description	Value

	Insurance (Continued)
135,756	SiriusPoint Ltd. (a)	$1,599,206
46,123	Skyward Specialty Insurance Group, Inc. (a)	1,610,615
		9,853,893
	Interactive Media & Services — 1.4%
29,904	Cargurus, Inc. (a)	671,644
19,708	Cars.com, Inc. (a)	329,321
81,586	Getty Images Holdings, Inc. (a)	300,236
62,090	TripAdvisor, Inc. (a)	1,634,830
17,517	Yelp, Inc. (a)	704,884
		3,640,915
	IT Services — 1.2%
52,466	Couchbase, Inc. (a)	1,266,529
26,604	DigitalOcean Holdings, Inc. (a)	874,207
27,874	Squarespace, Inc., Class A (a)	971,688
		3,112,424
	Life Sciences Tools & Services — 0.1%
50,459	Cytek Biosciences, Inc. (a)	303,259
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f) (g)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f) (g)	0
		303,259
	Machinery — 3.7%
6,046	Alamo Group, Inc.	1,175,221
38,709	Enerpac Tool Group Corp.	1,379,202
3,163	ESCO Technologies, Inc.	320,886
33,118	Greenbrier (The) Cos., Inc.	1,635,698
5,574	Standex International Corp.	963,633
14,189	Tennant Co.	1,652,735
49,565	Trinity Industries, Inc.	1,289,681
46,105	Wabash National Corp.	1,065,487
		9,482,543
	Media — 0.7%
48,434	EchoStar Corp., Class A (a)	774,459
128,407	Magnite, Inc. (a)	1,133,834
		1,908,293
	Metals & Mining — 0.7%
14,222	Carpenter Technology Corp.	1,218,825
5,239	Materion Corp.	602,171
		1,820,996
	Mortgage REITs — 1.2%
76,029	Franklin BSP Realty Trust, Inc.	949,602
24,302	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	607,793
30,421	Ladder Capital Corp.	326,418

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Mortgage REITs (Continued)
47,015	PennyMac Mortgage Investment Trust	$651,158
52,129	Two Harbors Investment Corp.	658,389
		3,193,360
	Office REITs — 0.5%
25,038	SL Green Realty Corp.	1,247,643
	Oil, Gas & Consumable Fuels — 3.1%
12,127	CONSOL Energy, Inc.	1,003,630
35,891	Dorian LPG Ltd.	1,483,016
8,621	Gulfport Energy Corp. (a)	1,368,239
25,947	International Seaways, Inc.	1,434,610
17,311	Kinetik Holdings, Inc.	663,704
27,920	Sitio Royalties Corp., Class A	648,861
102,250	Uranium Energy Corp. (a)	690,187
17,945	Viper Energy, Inc.	684,781
		7,977,028
	Passenger Airlines — 0.7%
24,978	SkyWest, Inc. (a)	1,824,143
	Pharmaceuticals — 2.7%
227,784	Amneal Pharmaceuticals, Inc. (a)	1,378,093
7,711	Amphastar Pharmaceuticals, Inc. (a)	318,079
119,219	Amylyx Pharmaceuticals, Inc. (a)	215,786
24,960	ANI Pharmaceuticals, Inc. (a)	1,647,360
16,720	Arvinas, Inc. (a)	531,194
44,448	Collegium Pharmaceutical, Inc. (a)	1,641,465
13,441	Corcept Therapeutics, Inc. (a)	313,444
30,249	Harmony Biosciences Holdings, Inc. (a)	934,997
		6,980,418
	Professional Services — 2.2%
21,980	CBIZ, Inc. (a)	1,564,536
20,874	First Advantage Corp.	340,246
10,513	Huron Consulting Group, Inc. (a)	980,232
9,164	ICF International, Inc.	1,322,274
103,476	Legalzoom.com, Inc. (a)	1,236,538
27,617	Upwork, Inc. (a)	323,119
		5,766,945
	Real Estate Management & Development — 1.4%
71,633	DigitalBridge Group, Inc.	1,177,646
42,933	Forestar Group, Inc. (a)	1,330,494
227,784	Opendoor Technologies, Inc. (a)	453,290
11,906	St. Joe (The) Co.	681,023
		3,642,453
Shares	Description	Value

	Residential REITs — 0.3%
41,341	Apartment Investment and Management Co., Class A (a)	$330,728
20,849	UMH Properties, Inc.	331,916
		662,644
	Retail REITs — 1.3%
40,575	Acadia Realty Trust	701,136
3,179	Alexander’s, Inc.	672,549
13,169	InvenTrust Properties Corp.	333,703
18,431	NETSTREIT Corp.	310,562
23,111	SITE Centers Corp.	311,767
23,372	Tanger, Inc.	662,596
19,605	Urban Edge Properties	327,992
		3,320,305
	Semiconductors & Semiconductor Equipment — 2.7%
32,571	Credo Technology Group Holding Ltd. (a)	582,044
15,126	FormFactor, Inc. (a)	674,468
10,750	Impinj, Inc. (a)	1,713,335
35,867	Photronics, Inc. (a)	983,114
50,214	Semtech Corp. (a)	1,889,051
28,881	Veeco Instruments, Inc. (a)	1,020,655
		6,862,667
	Software — 7.5%
30,586	ACI Worldwide, Inc. (a)	1,042,983
4,018	Agilysys, Inc. (a)	333,695
14,016	Alarm.com Holdings, Inc. (a)	932,064
56,181	Alkami Technology, Inc. (a)	1,352,277
8,475	Appian Corp., Class A (a)	317,304
128,251	AvePoint, Inc. (a)	996,510
65,081	Cleanspark, Inc. (a) (c)	1,066,027
32,449	Clear Secure, Inc., Class A	566,884
17,540	Envestnet, Inc. (a)	1,088,708
25,610	HashiCorp, Inc., Class A (a)	831,301
12,966	InterDigital, Inc.	1,280,133
18,451	Jamf Holding Corp. (a)	359,241
20,005	LiveRamp Holdings, Inc. (a)	642,360
11,893	Model N, Inc. (a)	352,627
25,905	N-able, Inc. (a)	317,595
6,351	Progress Software Corp.	316,407
9,320	PROS Holdings, Inc. (a)	305,230
26,263	Q2 Holdings, Inc. (a)	1,349,656
29,239	RingCentral, Inc., Class A (a)	866,059
80,487	SolarWinds Corp.	886,967
27,594	Sprinklr, Inc., Class A (a)	322,574
11,559	Sprout Social, Inc., Class A (a)	583,152
43,463	Vertex, Inc., Class A (a)	1,266,077

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
126,292	Zeta Global Holdings Corp., Class A (a)	$1,560,969
37,125	Zuora, Inc., Class A (a)	366,052
		19,302,852
	Specialized REITs — 1.0%
8,646	National Storage Affiliates Trust	302,956
82,214	Outfront Media, Inc.	1,303,914
172,160	Uniti Group, Inc.	989,920
		2,596,790
	Specialty Retail — 0.8%
42,054	Caleres, Inc.	1,548,849
50,712	Warby Parker, Inc., Class A (a)	595,359
		2,144,208
	Technology Hardware, Storage & Peripherals — 0.1%
33,892	IonQ, Inc. (a) (c)	289,777
	Textiles, Apparel & Luxury Goods — 0.4%
35,014	G-III Apparel Group Ltd. (a)	985,644
	Tobacco — 0.1%
30,892	Vector Group Ltd.	319,732
	Trading Companies & Distributors — 2.0%
48,632	Distribution Solutions Group, Inc. (a)	1,603,397
38,532	Global Industrial Co.	1,483,867
26,885	H&E Equipment Services, Inc.	1,298,277
40,864	Xometry, Inc., Class A (a) (c)	730,240
		5,115,781
	Water Utilities — 0.1%
4,687	American States Water Co.	332,027
	Wireless Telecommunication Services — 0.3%
43,083	Telephone and Data Systems, Inc.	674,249
	Total Common Stocks	257,206,559
	(Cost $232,676,494)
MONEY MARKET FUNDS — 0.2%
368,795	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (h)	368,795
	(Cost $368,795)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.5%
$3,323,238	Bank of America Corp., 5.30% (h), dated 04/30/24, due 05/01/24, with a maturity value of $3,323,727. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 09/15/26 to 11/15/44. The value of the collateral including accrued interest is $3,389,703. (i)	$3,323,238
3,192,915	JPMorgan Chase & Co., 5.31% (h), dated 04/30/24, due 05/01/24, with a maturity value of $3,193,386. Collateralized by U.S. Treasury Note, interest rate of 4.63%, due 04/30/29. The value of the collateral including accrued interest is $3,256,773. (i)	3,192,915
	Total Repurchase Agreements	6,516,153
	(Cost $6,516,153)

	Total Investments — 102.6%	264,091,507
	(Cost $239,561,442)
	Net Other Assets and Liabilities — (2.6)%	(6,572,177)
	Net Assets — 100.0%	$257,519,330

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $5,892,197 and the total value of the collateral held by the Fund is $6,516,153.

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of April 30, 2024.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 303,259	$ 303,259	$ —	$ —**
Other Industry Categories*	256,903,300	256,903,300	—	—
Money Market Funds	368,795	368,795	—	—
Repurchase Agreements	6,516,153	—	6,516,153	—
Total Investments	$264,091,507	$257,575,354	$6,516,153	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of April 30, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
April 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq AlphaDEX® Large Cap CoreTM Index, Nasdaq AlphaDEX® Mid Cap CoreTM Index, Nasdaq AlphaDEX® Small Cap CoreTM Index, Nasdaq AlphaDEX® Large Cap ValueTM Index, Nasdaq AlphaDEX® Large Cap GrowthTM Index, Nasdaq AlphaDEX® Multi Cap ValueTM Index, Nasdaq AlphaDEX® Multi Cap GrowthTM Index, Nasdaq AlphaDEX® Mid Cap ValueTM Index, Nasdaq AlphaDEX® Mid Cap GrowthTM Index, Nasdaq AlphaDEX® Small Cap ValueTM Index and Nasdaq AlphaDEX® Small Cap GrowthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.